TIAA-CREF MUTUAL FUNDS

TIAA-CREF MUTUAL FUNDS 1998 SEMI-ANNUAL REPORT


MONEY MARKET FUND
BOND PLUS FUND
GROWTH & INCOME FUND
GROWTH EQUITY FUND
INTERNATIONAL EQUITY FUND
MANAGED ALLOCATION FUND


FINANCIAL STATEMENTS (UNAUDITED)
INCLUDING STATEMENTS OF INVESTMENTS
JUNE 30, 1998

[Graphic Omitted]

================================================================================

6  MONEY MARKET FUND
8  BOND PLUS FUND
10 GROWTH & INCOME FUND
12 GROWTH EQUITY FUND
14 INTERNATIONAL EQUITY FUND
16 MANAGED ALLOCATION FUND
18 FINANCIAL STATEMENTS
27 STATEMENTS OF INVESTMENTS


   MONEY MARKET FUND         27
   BOND PLUS FUND            29
   GROWTH & INCOME FUND      32
   GROWTH EQUITY FUND        40
   INTERNATIONAL EQUITY FUND 52
   MANAGED ALLOCATION FUND   59

"Solid growth, low inflation, and well-behaved interest rates are all the more satisfying in light of the advanced age of this economic expansion period. March 1998 marked the beginning of its eighth year."

Martha Peyton, Managing Director, Investment Research and
Portfolio Strategy
[PHOTOGRAPH]

================================================================================

FIRST HALF OF 1998 -- THE BEST OF TIMES FOR THE U.S. ECONOMY

The best of times continue for the U.S. economy in 1998 on top of last year's quite satisfying combination of strong growth and low inflation. The first half of this year was marked by a very strong 5.4 percent inflation-adjusted GDP growth rate in the first quarter and almost no inflation. The Consumer Price Index rose at an almost imperceptible 0.5 percent annualized pace in the first quarter. (SEE FIGURE 1.) The very strong growth ebbed somewhat during the spring months and inflation stirred languidly, but altogether the best of times prevail as midyear approaches. Financial market conditions reflect these best of times. Interest rates on the 30-year maturity U.S. Treasury bond, used as a barometer of overall market conditions, bounced in the 5.8 percent to 6.0 percent range over the first half of the year. This compares with a 6.61 percent average for all of 1997, and a December 1997 monthly average of 5.99 percent. (SEE FIGURE 2.)

Solid growth, low inflation, and well-behaved interest rates are all the more satisfying in light of the advanced age of this economic expansion period. March 1998 marked the beginning of its eighth year, ranking this economic expansion among the longest-lived in the post-WWII period. In addition to its longevity, this expansion has been well balanced throughout the various sectors of the economy. This balance is evident in the ongoing solid condition of business and household balance sheets, manageable debt burdens, and an absence of serious supply-demand excesses throughout the sectors of the real economy.

Consumers did very well during the first half of 1998 as employment opportunities soared. Almost 900,000 jobs were created in the first four months of the year alone, and the unemployment rate hit a 28-year low of 4.3 percent in April. (SEE FIGURE 3.) While wages have been rising at an accelerating pace in response to the tightening labor market, the degree of wage inflation remains surprisingly modest. Perhaps the primary reason for this is the low overall inflation rate, which is supporting the real purchasing power of wages and

                                                       1998 SEMI-ANNUAL REPORT 1

FIGURE 1
INFLATION AND REAL GROWTH IN THE U.S. ECONOMY IN THE 1990S
(SEASONALLY ADJUSTED ANNUALIZED RATES, QUARTERLY)

Real     GDP     CPI
----    ----    ----
1990    3.93%   7.06%
1990    1.24%   4.12%
1990   -1.90%   7.08%
1990   -4.05%   6.96%
1991   -2.05%   3.02%
1991    1.81%   2.39%
1991    1.02%   3.08%
1991    1.00%   3.36%
1992    4.70%   2.74%
1992    2.52%   3.11%
1992    3.03%   3.09%
1992    4.31%   3.55%
1993    0.05%   2:84%
1993    2.04%   3.01%
1993    2.13%   1.86%
1993    5.32%   3.26%
l994    2.98%   1.93%
1994    4.73%   2.57%
1994    1.78%   3.75%
1994    3.62%   2.44%
1995    0.91%   2.60%
1995    0.31%   3.40%
1995    3.04%   2.12%
1995    2.22%   2.46%
1996    1.77%   3.16%
1996    5.97%   3.75%
1996    1.03%   2.41%
1996    4.31%   3.34%
1997    4.89%   2.20%
1997    3.31%   1.34%
1997    3.07%   1.93%
1997    3.71%   2.09%
1998    4.79%   0.50%
       -4.05%   0.50%
        5.97%   7.08%

[Above Table Represents Graph in Printed Report]

FIGURE 2
YIELD ON U.S. TREASURY BONDS IN THE 1990S
(SEASONALLY ADJUSTED ANNUALIZED RATES, QUARTERLY)

Real    10 Yr Treasury  30 Yr Treasury
----    --------------  --------------
1990    8.42            8.44
1990    8.68            8.65
1990    8.70            8.80
1990    8.40            8.55
1991    8.02            8.20
1991    8.13            8.32
1991    7.94            8.18
1991    7.35            7.85
1992    7.30            7.80
1992    7.38            7.90
1992    6.62            7.44
1992    6.74            7.53
1993    6.28            7.08
1993    5.99            6.86
1993    5.62            6.32
1993    5.61            6.13
l994    6.07            6.56
1994    7.08            7.36
1994    7.33            7.59
1994    7.84            7.96
1995    7.48            7.64
1995    6.62            6.96
1995    6.32            6.71
1995    5.89            6.23
1996    5.91            6.30
1996    6.72            6.93
1996    6.78            6.97
1996    6.34            6.61
1997    6.56            6.82
1997    6.70            6.93
1997    6.24            6.53
1997    5.91            6.14
1998    5.59            5.88

[Above Table Represents Graph in Printed Report]

================================================================================

mitigating wage pressures from the tight labor market.

The housing sector has been especially strong this year. New home construction and sales, existing home resales, and spending on home improvements are all vibrant. The weather has contributed to housing-market strength as unusually warm winter weather in the Northeast accommodated construction through the winter. The lower interest rate environment that took hold during the fourth quarter of 1997 also contributed by bolstering housing affordability and stimulating mortgage refinancing to pay for renovations.

The first half of the year presented more challenging conditions for businesses. Corporate profits declined in the first quarter on top of a decline in the fourth quarter of 1997; these followed three years of continuous profits growth. (SEE FIGURE 4.) The reversal in the steady growth in profits was linked to rising labor costs, a buildup in inventories, and very constrained capacity to raise prices. On a more positive note, lower interest rates have created a window of opportunity for business debt refinancing, and the opportunity is not going unnoticed. Flows of corporate bonds to market have mushroomed this year and corporate bond spreads have widened. Owing in part to attractive interest rates, businesses are stepping up investments in new equipment, especially computers, but investment in nonresidential construction remains moderate.

The government sector of the economy is reaping enormous benefits from these best of times. Tax revenues are mushrooming for federal, state, and local governments. The federal budget deficit has been replaced with expectation of a small surplus for the fiscal year that began last October 1.

FIGURE 3
NONAGRICULTURAL EMPLOYMENT AND UNEMPLOYMENT RATES IN THE 1990S
(SEASONALLY ADJUSTED ANNUALIZED RATES, QUARTERLY)

             Employment
Real         (Millions)   Unemployment
----         ----------   ------------
1990         109          5.30
1990         110          5.33
1990         110          5.70
1990         109          6.13
1991         109          6.60
1991         108          6.83
1991         108          6.87
1991         108          7.10
1992         108          7.37
1992         108          7.60
1992         109          7.63
1992         109          7.37
1993         110          7.13
1993         110          7.07
1993         111          6.80
1993         112          6.63
l994         113          6.57
1994         114          6.17
1994         115          6.03
1994         116          5.60
1995         116          5.47
1995         117          5.63
1995         117          5.70
1995         118          5.60
1996         118          5.57
1996         119          5.43
1996         120          5.30
1996         120          5.33
1997         121          5.27
1997         122          4.93
1997         123          4.90
1997         123          4.70
1998         124          4.67

[Above Table Represents Graph in Printed Report]

FIGURE 4
CORPORATE PROFITS AFTER TAXES
(SEASONALLY ADJUSTED ANNUALIZED RATES, QUARTERLY)

Real     Corp. Profits
----     -------------
1990            55.67%
1990            28.60%
1990           -53.91%
1990            39.36%
1991            79.60%
1991           -18.27%
1991            -7.45%
1991             2.98%
1992            45.98%
1992           -17.38%
1992           -43.24%
1992           126.63%
1993             6.72%
1993             3.80%
1993            26.14%
1993            33.45%
l994            -8.05%
1994            39.68%
1994            18.21%
1994            17.19%
1995            -7.46%
1995            16.05%
1995            37.97%
1995            15.25%
1996            19.19%
1996            12.60%
1996             1.35%
1996            11.32%
1997            13.35%
1997             9.38%
1997            14.13%
1997            -3.19%
1998             9.23%

[Above Table Represents Graph in Printed Report]

================================================================================

States and localities are accumulating surpluses. With fiscal pressures on the wane, governments are facing conflicting demands for tax cuts on the one hand and more generous spending on the other.

If these domestic sectors were the whole story, the year to date would indeed be the best of times for the U.S. economy. But the story includes an international sector that has become uncertain and tumultuous since the Pacific Rim currency crisis erupted in the second half of last year. The crisis has had indirect benefits for the U.S. economy over the last few months, including strengthening the dollar, supplying low-cost imports that have dampened U.S. inflation pressures, and depressing U.S. interest rates as capital pours into the safe havens represented by U.S. Treasury securities. Economic and political pressures and dislocations in Pacific Rim countries continue as a result of the financial crisis. Elsewhere, financial turmoil is building in Russia and political tension is growing on the South Asian subcontinent after nuclear testing by both India and Pakistan.

Are this year's best of times for the U.S. economy too good to last? Perhaps. As the more temporary factors that contributed to these best of times disappear, the combination of strong growth and low inflation will be tested. Among these temporary factors are falling oil prices, the surprising elasticity in the labor force, ongoing containment in health care costs, and the downward pressure on interest rates and prices emanating from outside the U.S. The challenge for economists and investors is to recognize when the best of times are coming to an end.


/s/Martha S. Peyton
--------------------
Martha S. Peyton


                                                       1998 SEMI-ANNUAL REPORT 3

"On balance, a buoyant Europe has helped to offset a gloomy Asia."

Harvey Kerrich, CREF Economist
[PHOTOGRAPH]

================================================================================

FIRST HALF OF 1998 -- THE INTERNATIONAL PICTURE

In the first half of 1998, economic growth in North America and Western Europe was well established in a highly favorable financial environment with low interest rates and strong equity markets. For countries joining the European Monetary Union, enjoying negligible signs of inflation and sharply reduced fiscal deficits, confidence remains high that the solid economic growth and a favorable financial environment currently prevailing are likely to continue into coming quarters. In Asia, including Japan, the economic context is quite different, as contractionary forces, the consequence of policy choices and market perceptions, have resulted in deteriorating prospects for that region. The silver lining is, however, that weakness in Asia has contributed significantly to further reductions in already low rates of global inflation.

The difficulties in several Asian emerging-market countries that arose last year remain unresolved. High rates of economic growth over an extended period produced an extraordinary level of confidence, within the region itself and among major financial institutions and other observers elsewhere, in the perpetuation of this strong trend. The tendency of emerging countries in the region to either peg their respective currencies to the U.S. dollar, or manage them while attaching a relatively high weight to the dollar, contributed to a deterioration in the competitiveness of these countries' goods on international markets as the U.S. dollar appreciated, especially against the Japanese currency, the yen. The extent of the underlying risks was not fully appreciated, leading to excessive levels of investment in a number of economic sectors across the region, not least in real estate.

The cumulative effect of the resulting economic imbalances and mispricing of assets and exchange rates as a result of errors in the assessment of risk contributed importantly to the crisis, triggered in this instance by a loss of confidence in several of the currencies, particularly of those countries now known as the "IMF-3": Thailand, Korea, and Indonesia. As a consequence, the viability of their banking systems and non-financial enterprises has come into question. In some cases intervention to encourage market and regulatory reforms has resulted in clear improvements; elsewhere, despite intervention, deterioration continued.

China has been relatively immune, thus far, from the contagion of currency weakness as its controls on its capital account limit the extent of potential speculative attacks on the currency. Added support for the currency comes from its accumulation of very substantial foreign exchange reserves as a result of its success in competing in a number of sectors of the global marketplace. However, an ongoing deflationary trend already in place in China appears to have accelerated as a result of intensified competition, regionally and in global markets, since the onset of the Asian crisis, and economic growth is slowing.

Japan, with some 40 percent of its exports destined for Asian markets, is the most directly exposed major industrialized country to the Asian crisis and has been seriously affected. Economic growth prospects have therefore been subject to large downward revisions of already modest expectations. In addition to the incremental adverse impact of the emerging Asia crisis, Japan has suffered from a seriously impaired banking system for a number of years, as a result of generous lending practices followed by sharp declines in prices in the real estate market and in the equity market.

================================================================================

The imposition of a consumption tax increase in April 1997 adversely affected consumer demand. Consumer confidence was further eroded by a rising trend -- to record levels -- in the unemployment rate, a consequence of poor economic growth prospects, and much needed restructuring among business enterprises. Business confidence is very poor, with declining expectations for corporate profits, leading to a pullback in investment intentions. Given prevailing recessionary conditions, equity prices deteriorated over much of the first half of 1998, in marked contrast to equity markets in other major industrialized countries which registered substantial gains.

In the European Union, decisions have been taken concerning which countries will participate in monetary union, and the bilateral exchange rates at which conversion into the Union-wide currency, the "Euro," will occur. Confidence regarding the commitment to proceed with the European Monetary Union, EMU, is high. This has contributed to the high degree of convergence of long-term interest rates of participating countries toward low German levels. The formation of EMU will increase the competitive pressures on banks within the Euro area, while they continue to absorb the impact of exposure to troubled emerging markets. Banks will lose much of their home-currency advantage in lending and deposit-taking activities, as well as substantial sources of revenue from currency transactions. A longer-run benefit of EMU, however, is the elimination of currency risk in cross-border financial transactions, which is expected to erode the segmentation of capital markets and over time result in the development of broad and deep Europe-wide securities markets, a trend which should be reinforced by policies to promote the growth of private pension schemes.

Through the first half of the 1990s, economic policy conditions in the Euro area were tight as the Maastricht Treaty requirements powerfully influenced fiscal policy. Prospective members of monetary union aimed to achieve low targeted fiscal deficits as a percentage of GDP and low rates of inflation as well. Unemployment levels moved higher in that environment. Having achieved the preconditions for EMU, European economic policy is unambiguously oriented toward supporting growth, which should contribute to improved labor market conditions. While monetary policy shifted toward ease some time ago, only recently has there been an end to fiscal tightening. Bond yields are well below year-ago levels, and equity markets have experienced a powerful rally since the latter part of last year, driven in considerable part by an increasingly optimistic outlook for corporate earnings. In the United Kingdom, currently not set to join EMU, output has risen strongly over the last year, with labor market conditions improving, and inflation very close to the central bank's announced target rate of 2.5%. The current account balance was in surplus and the fiscal budget deficit narrowed sharply to less than 2.0% of GDP. As the economy showed the potential for exceptionally robust growth over past quarters, monetary and fiscal policies have been tightened. The latest fiscal budget retains a mildly contractionary bias, which together with a relatively strong currency, is expected to moderate economic growth and achieve targeted rates of inflation in the months ahead.

On balance, a buoyant Europe has helped to offset a gloomy Asia.


/s/Harvey Kerrich
-----------------
Harvey Kerrich

                                                       1998 SEMI-ANNUAL REPORT 5

"The TIAA-CREF Money Market Fund is a great match for investors who are looking for a conservative investment on a temporary basis or who want to maintain an emergency cash reserve. What's more, its expenses are among the lowest in the industry, and this means opportunity for higher yields for our shareholders."

Steven Traum, Managing Director, Teachers Advisors
[PHOTOGRAPH]

Mr. Traum joined TIAA-CREF in 1983. He has been responsible for management of the new CREF Inflation-Linked Bond Account since its inception in 1997 and the CREF Money Market Account since its inception in 1988.

================================================================================

MONEY MARKET FUND

OBJECTIVE
seeks high current income,to the extent consistent with maintaining liquidity and preserving capital.

Q.  HOW HAS THE FUND PERFORMED?

A. The fund has done quite well. It has been consistently in the top ten among 241 general-purpose money market mutual funds since March (the first full month the fund was available to the general public), according to the IBC Money Fund Report. Its net assets have nearly doubled over the first six months of 1998, from $63.6 million at the start of the year to $120.1 million as of June 30. The fund's performance, as well as that of its benchmark and its peer funds, is shown in the table at the top of page 7.

Q.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

A. The fund invests only in money market securities that are classified as "first tier" securities -- that is, securities ranked in the highest category by nationally ranked statistical rating organizations. The fund invests in fixed and floating/variable-rate securities that represent minimal credit risk and that have a weighted average maturity of 90 days or less. The longest maturity will be 397 days. The fund's successes, compared with its benchmark and other money market mutual funds, can be attributed to three factors -- its asset allocations among the different types of money market instruments, its weighted average maturity, and its low expenses.

Q.  HOW DID THE FUND'S ASSET ALLOCATION CHANGE?

A. The two pie charts at right show the allocation of the fund's investments among its four principal sectors, a "before" and "after" look at the first half of 1998. The changes were slight, as you can see by comparing them.

The economic environment for short-term investing has been fairly calm over the last six months. Inflation has been steady and low, and the Federal Reserve has not changed its target for short-term rates during that time. Also, the Asian crisis led many to expect a slowdown in the U.S. economy, which would keep short-term rates from rising. Short-term rates have generally moved within a range of 20 basis points (one basis point equals .01 of 1 percent). There were, however, a few rate "hiccups" as rates reflected the daily release of economic and other related information.

ASSET ALLOCATION
================================================================================
AS OF 12/31/97

[The following table represents a pie chart in the Printed Report.]

66% Commercial paper
15% Certificates of deposit
14% Floating-rate notes
 5% Bankers' acceptances


MATURITY OF INVESTMENTS: MONTHLY SUMMARY
================================================================================
AS OF 12/31/97

Month      Dollars  Percent
-----      -------  -------
January     $29.30    45.4%
February    $13.20    20.5%
March       $ 1.30     2.0%
April       $ 0.40     0.6%
May         $ 6.50    10.1%
June        $ 2.00     3.1%
July        $   -      0.0%
August      $ 2.00     3.1%
September   $ 6.80    10.5%
October     $ 1.00     1.6%
November    $ 2.00     3.1%
            $64.50   100.0%

[Above Table Represents a Bar Chart in Printed Report]

MONEY MARKET FUND
PERFORMANCE AT A GLANCE AS OF 6/30/98

                                                                                                      Net Annualized Yield
                     Total Return*                       Expense      Average    Net Assets         for 7 days ending 6/30/98
        1/1/98 To 6/30/98    since 9/2/97 inception       ratio      Maturity   in millions    current yield        effective yield
Money Market Fund
             2.72%                   4.57%                0.29%***   54 days      $120.1          5.39%                   5.53%

IBC Money Fund Report Averages--
All Taxable[TM]
             2.52                    4.26**               0.50       58 days                       5.04                    5.16

Lipper Money Market Funds Average
             2.42                     4.09                0.83



  * The performance of the financial markets fluctuates, so you should not expect a fund's past returns to be repeated in the future.

 ** 9/1/97 - 6/30/98

*** Annualized rate reflecting a waiver of a portion of the fund's management fee.
    The waiver is contractual and is guaranteed through at least July 1, 2000.

We will attempt to maintain a stable net asset value of $1.00 Per share for this fund, but we can't guarantee that we will be able to do so. Note that the current yield more closely reflects the current earnings of the TIAA-CREF Money Market Fund than does the total return.

================================================================================

ASSET ALLOCATION
================================================================================
AS OF 6/30/98

[The following table represents a pie chart in the Printed Report.]

67% Commercial paper
12% Certificates of deposit
15% Floating-rate notes
 6% Bankers' acceptances and bank notes


MATURITY OF INVESTMENTS: MONTHLY SUMMARY
================================================================================
AS OF 6/30/98

Month       Dollars  Percent
-----       -------  -------
July        $ 40.60    33.8%
August      $ 31.00    25.8%
September   $ 14.80    12.3%
October     $ 10.40     8.7%
November    $  3.20     2.7%
December    $  5.80     4.8%
January     $  4.40     3.7%
February    $  7.00     5.8%
March       $    -      0.0%
April       $    -      0.0%
May         $  3.00     2.5%
            $120.20   100.0%

[Above Table Represents a Bar Chart in Printed Report]


The TIAA-CREF Money Market Fund is neither insured nor guaranteed by the U.S. government.

$10,000 OVER LIFE OF FUND

        Fund
        Monthly        IBC Money Fund
        -------        --------------
Sep-97  $10,000   Sept  2, 97  10,000
Sep-97  $10,044   Sept 30, 97  10,041
Oct-97  $10,090        Oct 97  10,084
Nov-97  $10,132        Nov 97  10,123
Dec-97  $10,179        Dec 97  10,170
Jan-98  $10,226        Jan 98  10,213
Feb-98  $10,269        Feb 98  10,256
Mar-98  $10,317        Mar 98  10,299
Apr-98  $10,363        Apr 98  10,341
May-98  $10,407        May 98  10,383
Jun-98  $10,458        Jun 98  10,426

[Above Table Represents a Graph in Printed Report]


Q.  HOW DID THE FUND'S MATURITY STRUCTURE CHANGE?

A. The two bar graphs at left show the distribution of the maturities of the fund's investments, a "before" and "after" look at the first half of 1998. We ended 1997 with a weighted average maturity (WAM) somewhat longer than that of the benchmark, but our goal for the end of the first half of 1998 was a WAM close to that of the benchmark, to avoid making a "bet" on the direction of interest rates vis-a-vis the benchmark.

                                                       1998 SEMI-ANNUAL REPORT 7

"The Bond Plus Fund takes a conservative, value-oriented approach to bond investing. Our diversified, high-quality portfolio of fixed-income securities is best suited for long-term saving."

Elizabeth Black, Director, Portfolio Management, Teachers Advisors
Ms. Black has been with TIAA-CREF for eleven years and is also responsible for managing the investments in CREF's Bond Market Account ($2 billion in assets) and the fixed income portion of CREF's Social Choice Account ($1.1 billion in assets).
[PHOTOGRAPH]

================================================================================

BOND PLUS FUND

OBJECTIVE
seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

TOP FIVE  MARKET SECTORS                                       12/31/97  6/30/98
U.S. Treasury bonds                                              41.1%    24.4%
Mortgage-backed securities*                                      27.5     32.4
Corporate bonds                                                  23.7     26.6
U.S. agencies                                                     5.2     14.7
Money market instruments                                          2.5      1.9

 * Includes government-backed and private-label securities and asset-backed securities

Q.  HOW DID THE FUND PERFORM?

A. For the first six months of 1998, the Bond PLUS Fund's total return was 4.14 percent, outperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which had a return of 3.93 percent. The Lipper Fixed Income Funds Average return for the same period was 3.21 percent. The fund outperformed the benchmark basically because of its securities selection. Compared with the Lehman Brothers Index, the fund was overweighted in corporate and U.S. agency securities and underweighted in U.S. Treasury bonds.

The fund had net assets of $103.5 million as of June 30, 1998, up from $58.4 million six months earlier.

Q.  HOW HAS THE COMPOSITION OF THE FUND CHANGED?

A. The most significant change from six months ago is the increase in the percentage of corporate bonds, as shown in the accompanying table, accompanied by a drop in the percentage of U.S. Treasury bonds. The percentage of U.S. agency bonds also rose during the period. We increased the proportion of our investments in U.S. agency securities as a result of acquiring attractive, highly liquid benchmark notes issued by the Federal National Mortgage Association (popularly known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (popularly known as Freddie Mac). And we added a small position in asset-backed securities and expanded the fund's holdings in mortgage-backed securities.

Within the corporate bond sector, we added to our holdings in the media and bank/finance industries, and from a credit-quality standpoint, bought some below-investment-grade bonds (with BB or B ratings) that offered higher yields without disproportionately increased risk. The below-investment-grade bonds constituted about 4 percent of the portfolio as of midyear.

Q.  HOW DOES THE FUND'S ASSET ALLOCATION COMPARE WITH ITS BENCHMARK?

A. As of June 30, the fund held a significantly smaller percentage of U.S. Treasury bonds than the benchmark -- 24.4 percent of the portfolio for the fund,
40.6 percent for the benchmark. Conversely, its corporate bond holdings are greater than those of its benchmark -- 26.6 percent for the fund compared with
20.6 percent for the benchmark. Both held roughly the same percentage of mortgage-backed and asset-backed securities.

BOND PLUS FUND

PERFORMANCE AT A GLANCE AS OF 6/30/98

                                                     Total Return*                    Expense   Net Assets
                                         1/1/98 To 6/30/98  since 9/2/97 inception     Ratio    in millions
Bond PLUS                                      4.14%                8.83%              0.30%**    $103.5
Lehman Brothers Aggregate Bond Index           3.93                 8.57
Lipper Fixed Income Funds Average              3.21                 6.62


  * The performance of the financial markets fluctuates, so you should not expect a fund's past returns to be repeated in the future.

 ** Annualized rate reflecting a waiver of a portion of the fund's management fee.
    The waiver is contractual and is guaranteed through at least July 1, 2000.

================================================================================

Q.  WHAT ARE THE RISK CHARACTERISTICS
OF THE FUND?

A. The risk characteristics of the fund have been, and will continue to be, similar to those of its benchmark. The option-adjusted duration of the fund was
4.56 years vs. 4.57 years for the Lehman Index. Other characteristics for the fund and the benchmark, for the beginning and end of the six months ending June 30, 1998, are in the table at the bottom right of this page.

i UNDERSTANDING PERFORMANCE: The option-adjusted duration is the best indicator of how a fund will move in relation to the index for a given change in interest rates. For example, if interest rates fall by one percentage point, the fund's and the index's return will rise by about 4.6 percentage points. By keeping the fund's option-adjusted duration close to the index's, movement in interest rates does not materially affect the fund's return relative to the benchmark.

$10,000 OVER LIFE OF FUND

         Fund       Index
        Monthly    Monthly
        -------    -------
Sep-97  $10,000    $10,000
Sep-97  $10,143    $10,147
Oct-97  $10,286    $10,295
Nov-97  $10,346    $10,342
Dec-97  $10,451    $10,446
Jan-98  $10,591    $10,580
Feb-98  $10,575    $10,571
Mar-98  $10,627    $10,607
Apr-98  $10,687    $10,662
May-98  $10,781    $10,764
Jun-98  $10,883    $10,855

[Above Table Represents a Graph in Printed Report]


                 Bond Plus vs. Benchmark: Risk Characteristics
Measure*
                                   Average Life           Option-Adjusted
                                    (in years)          Duration (in years)

                                 12/31/97  6/30/98       12/31/97  6/30/98
Bond PLUS                          8.20    7.90            4.56   4.56
Lehman Brothers                    8.34    8.10            4.60   4.57
Aggregate Bond Index

* As calculated using an analytical model developed by BARRA, a widely recognized investment research firm that created the first multiple-factor bond risk model.

                                                       1998 SEMI-ANNUAL REPORT 9

GROWTH & INCOME FUND
PERFORMANCE AT A GLANCE AS OF 6/30/98

                                                  Total Return*                     Expense         Net Assets
                                   1/1/98 To 6/30/98     since 9/2/97 inception      Ratio          in millions
Growth & Income Fund                       19.19%                29.18%              0.43%**           $147.8
S&P 500                                    17.71                 27.72
Lipper Growth & Income Funds Index         11.62                 17.78


  * The performance of the financial markets fluctuates, so you should not expect a fund's past returns to be repeated in the future.

 ** Annualized rate reflecting a waiver of a portion of the fund's management fee.
    The waiver is contractual and is guaranteed through at least July 1, 2000.

================================================================================

Q.  HOW DID THE FUND PERFORM?

A. As of June 30, 1998, net assets of the Growth & Income Fund totaled $147.8 million. From inception (September 2, 1997) through June 30, 1998, the fund returned 29.18 percent compared with 27.72 percent for its benchmark, the S&P 500 index. For the same period, the fund's peers earned 17.78 percent as measured by the Lipper Growth & Income Funds Index.

Q.  HOW IS THE FUND MANAGED?

A. We are managing the fund to have a relatively low tracking error (currently less than 2.0 percent). The indexed portion matches the benchmark very closely. And even in the actively managed portion, for those sectors for which we had no significant insight or conviction, we kept the sector weights relatively close to those of the S&P 500. We over- or underweighted sectors only where we had great conviction. As of June 30, 1998, this approach had led us to underweights and overweights as shown in the bar chart on page 11.

TEN LARGEST HOLDINGS

Company                                       Shares          Market Value (000)
General Electric                              55,440                $5,045
Exxon Corp.                                   61,820                 4,409
Merck & Co.                                   30,738                 4,111
Procter & Gamble                              38,608                 3,516
Nokia Oyj (ADR)                               45,012                 3,266
Microsoft                                     28,300                 3,067
Pfizer                                        27,842                 3,026
Dayton Hudson                                 59,478                 2,885
AT&T                                          50,066                 2,860
SBC Communications                            69,741                 2,790

"There is a dual benefit to investing in this fund because it offers the potential for both capital appreciation and current income. It is best suited for those investors looking for growth potential, without the higher levels of risk associated with pure growth or aggressive funds."

Carlton N. Martin, Managing Director-Global Research, Teachers Advisors
Mr. Martin joined TIAA-CREF in 1980. He is also responsible for investments in chemical, paper, and forest products, as well as in the environmental, engineering, and construction industries for certain CREF accounts. [PHOTOGRAPH]

================================================================================

GROWTH & INCOME FUND

OBJECTIVE
seeks a favorable long-term return through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks

INDUSTRY DIVERSIFICATION
========================
AS OF 6/30/98

[The following table represents a pie chart in the Printed Report.] 34% Consumer products and services
17%  Financial
15%  Manufacturing and materials
14%  Technology
11%  Utilities
 9% Other

$10,000 OVER LIFE OF FUND

         Fund       Index
        Monthly    Monthly
        -------    -------
Sep-97  $10,000    $10,000
Sep-97  $10,542    $10,548
Oct-97  $10,207    $10,195
Nov-97  $10,667    $10,667
Dec-97  $10,837    $10,851
Jan-98  $10,952    $10,971
Feb-98  $11,708    $11,762
Mar-98  $12,430    $12,365
Apr-98  $12,651    $12,490
May-98  $12,451    $12,275
Jun-98  $12,917    $12,773

[Above Table Represents a Graph in Printed Report]


GROWTH & INCOME RELATIVE SECTOR WEIGHTS AS OF 6/30/98

 SECTOR                 PERCENT OVER/UNDERWEIGHT

 AEROSPACE AND DEFENSE          -1.12
 BASIC INDUSTRIES                0.01
 CONSUMER CYCLICALS             -2.37
 CONSUMER NONCYCLICALS           0.38
 ENERGY                         -0.81
 FINANCIAL SERVICES              0.02
 HEALTHCARE                      0.26
 OTHER                           0.26
 PRODUCER DURABLES               0.55
 TECHNOLOGY                      0.14
 TRANSPORTATION                  0.01
 UTILITIES (INCLUDING TELECOMS)  2.68

                                                      1998 SEMI-ANNUAL REPORT 11

GROWTH EQUITY FUND
PERFORMANCE AT A GLANCE AS OF 6/30/98

                                            Total Return*                        Expense   Net Assets
                                1/1/98 to 6/30/98    since 9/2/97 inception       Ratio    in millions

Growth Equity Fund                    20.75%                 30.64%                0.45%**   $156.7
Russell 3000(R)Growth Index           18.94                  25.78
Lipper Growth Funds Index             15.57                  22.99


* The performance of the financial markets fluctuates, so you should not expect a fund's past returns to be repeated in the future.

** Annualized rate reflecting a waiver of a portion of the fund's management fee.
   The waiver is contractual and is guaranteed through at least July 1, 2000.

================================================================================

$10,000 OVER LIFE OF FUND

         Fund       Index
        Monthly    Monthly
        -------    -------
Sep-97  $10,000    $10,000
Sep-97  $10,535    $10,524
Oct-97  $10,189    $10,109
Nov-97  $10,640    $10,469
Dec-97  $10,819    $10,575
Jan-98  $11,097    $10,847
Feb-98  $11,899    $11,675
Mar-98  $12,434    $12,144
Apr-98  $12,658    $12,303
May-98  $12,327    $11,903
Jun-98  $13,064    $12,578

[Above Table Represents a Graph in Printed Report]


Q.  HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 1998?

A. During the first half of 1998, the Growth Equity Fund's total return of
20.75 percent outpaced both the benchmark Russell 3000 Growth Index, which advanced 18.94 percent, and the competition (as measured by the Lipper Growth Funds Index), which returned 15.57 percent. The fund's second quarter outperformance -- its return of 5.07 percent bested the benchmark by 150 basis points and the competition by 223 basis points -- was largely responsible for the year-to-date results.

The fund's performance during the first half was helped by select holdings of diversified industrial (Tyco International), telecommunications (WorldCom), media (CD Radio, Capstar), and leisure (Carnival Cruise) stocks, while it was hurt by its overweight in energy stocks (Ocean Energy) and its underweight in healthcare stocks.

The two biggest positive contributors to the fund's performance during the first half were Tyco International and WorldCom. Tyco recently announced its intention to acquire U.S. Surgical, which should help it further strengthen its disposable medical products business through enhancing scale economies in manufacturing and sales. WorldCom, which is moving closer to completing its merger with MCI Corp., continued to benefit from its focus on serving the fastest-growing segments of the telecommunications marketplace, namely high-speed data, Internet, and international business long-distance. As these companies have continued to build competitive advantage in their respective industries, their stock prices have moved higher. Year-to-date, Tyco and WorldCom shares have appreciated 39.8 percent and 61.8 percent, respectively.

Media stocks also made valuable contributions to performance during the first half. Among the top performers were CD Radio, Chancellor Media, and a second quarter IPO, Capstar Broadcasting. A short-lived sell-off during the second quarter enabled the fund to add opportunistically to positions in Chancellor and Clear Channel Communications, which resulted in an

"This fund is designed for investors who are seeking above-average returns and can accept a higher degree of risk. To pursue our investment objective, we carefully acquire positions in a select group of outstanding growth companies when we believe the market offers us reasonable prices for their shares."

Jeffrey Siegel, Managing Director, Teachers Advisors
Mr. Siegel joined TIAA-CREF in 1988. He is also responsible for managing the investments of the CREF Growth Account.
[PHOTOGRAPH]

================================================================================

GROWTH EQUITY FUND

OBJECTIVE
seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.


increased overweight in media stocks (6.3 percent overweight vs. the benchmark, compared with 3.4 percent at the end of the first quarter). By the end of the second quarter, these stocks had rebounded strongly, with a number of them reachieving their 52-week price highs. As consolidation in the industry enables media companies to capture additional revenue and cost synergies, we remain confident in their ability to generate strong cash-flow growth going forward.

There were also a number of disappointing results in the first half of 1998. Dentsply International suffered a decline in its stock price following a negative earnings preannouncement, while the fund's energy holdings (Ocean Energy and Diamond Offshore) suffered along with the fall in the price of oil. Additionally, our ownership of Cendant Corp., which announced that it would restate earnings following the discovery of accounting irregularities, created a drag on performance.

Q.  HOW HAVE THE SECTOR WEIGHTS CHANGED?

A. As a result of initiating new positions or adding to existing ones, there were a number of important shifts in sector weights during the second quarter. For instance, the fund's overweight in consumer cyclicals increased largely as a result of the aforementioned increased holdings of media stocks. Likewise, the fund's neutral weight in financial services at the end of the first quarter was brought to a moderate overweight, primarily as a result of the addition of several insurance stocks. Other significant changes included increased underweights in both technology and healthcare, and a shift from a modest underweight to a modest overweight in aerospace and defense (which resulted from adding to positions in both Hughes Electronics and Loral Space & Communications).

In closing, I want to acknowledge how much we appreciate your investment in the Growth Equity Fund.

TEN LARGEST HOLDINGS

Company                                        Shares         Market Value (000)
Tyco International                            108,165              $6,814
General Electric                               66,535               6,055
WorldCom                                      119,890               5,807
Merck & Co.                                    34,550               4,621
Microsoft                                      39,025               4,229
Procter & Gamble                               34,215               3,116
Pfizer                                         28,300               3,076
Lucent Technologies                            36,880               3,068
Intel Corp.                                    39,653               2,939
Ocean Energy                                  126,308               2,471

                                                      1998 SEMI-ANNUAL REPORT 13


INTERNATIONAL EQUITY FUND
PERFORMANCE AT A GLANCE AS OF 6/30/98

                                   Total Return*                   Expense       Net Assets
                       1/1/98 TO 6/30/98   since 9/2/97 inception   Ratio        in millions
International Equity Fund     16.59%           13.91%               0.49% **       $80.2
Morgan Stanley EAFE           15.93            12.84
Lipper International Funds
 Index                        15.81            13.82

  * The performance of the financial markets fluctuates, so you should not expect a fund's past returns to be repeated in the future.
 ** Annualized rate reflecting a waiver of a portion of the fund's management fee.
    The waiver is contractual and is guaranteed through at least July 1, 2000.

================================================================================

Q.  HOW DID THE FUND PERFORM?

A. For the first half of 1998, the TIAA-CREF International Equity Fund was up
16.59 percent, 66 basis points (or 0.66 percent) ahead of our benchmark, the MS EAFE Index (+15.93 percent) and 78 basis points ahead of the competition, as measured by the Lipper International Funds Index, which gained 15.81 percent. During the second quarter 1998, the International Equity Fund rose 1.76 percent, which was 70 basis points ahead of the MS-EAFE Index (which gained 1.06 percent), and 90 basis points ahead of the competition, which gained 0.85 percent.

Q.  HOW DID THE FUND DO IN EUROPE?

A. The European markets continued to be the best-performing markets in the world. Although the fund was overweight in Europe, it was not able to fully benefit from this asset allocation since it was more highly exposed to some of the relatively weaker-performing European markets, such as the United Kingdom and Norway. Once again it should be mentioned that our country allocation "evolves" out of our stock selection.

Q.  HOW DID THE FUND DO IN THE ASIA/PACIFIC REGION?

A. The fund's continued underweight in Asia was one of the most significant positive contributors to performance throughout the first half of 1998. The Asia/Pacific region continued to be the world's worst-performing region and in most cases remains in negative territory since the year started. Malaysia (-46 percent) and Hong Kong (-26 percent) were especially hard hit during the second quarter. Furthermore, the Japanese yen suffered a precipitous decline versus the U.S. dollar during the first half, which enhanced the positive performance contribution from our Japanese market underweight.

Despite the continued Asian turmoil, we will sift through the region in search of opportunities. These will be well-managed companies that have sustainable growth characteristics and focus on shareholder returns.

Q.  CAN YOU DESCRIBE THE FUND'S STOCK SELECTION?

A.  The fund's overall stock selection during the first six months had a positive effect due to some good stock selection in the UK, France, and Bermuda. This was partially offset by poor stock selection in Norway. Especially strong were our investments


TEN LARGEST HOLDINGS

COMPANY                     COUNTRY         SHARES       MARKET VALUE (000)
Union Bank of Switzerland   Switzerland       5,178           $1,925
Airtours PLC                Great Britain   226,000            1,701
SMH                         Switzerland       2,105            1,626
Alcatel Alsthom Cie Gen     France            7,800            1,588
AXA                         France           13,405            1,508
Railtrack Group PLC         Great Britain    58,500            1,434
Adidas Salomon AG           Germany           7,900            1,376
Compass Group PLC           Great Britain   115,600            1,329
Mannesmann AG               Germany          12,200            1,254
SGS-Thomson
 Microelectronics NV        France           15,200            1,077

"The International Equity Fund strives to seek out and invest in non-U.S. growth-oriented companies that have strong managements that focus on shareholder returns and allocate capital effectively. The fund will let its bottom-up stock-picking style determine its country asset allocation."

Chris Semenuk, Director-Global Portfolio Management, Teachers Advisors Mr. Semenuk joined TIAA-CREF in 1993. He is also responsible for company research and analysis for the CREF Global Equities Account.
[PHOTOGRAPH]

================================================================================

INTERNATIONAL EQUITY FUND

OBJECTIVE
seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio that consists primarily of foreign equity investments.


$10,000 OVER LIFE OF FUND

         Fund       Index
        Monthly    Monthly
        -------    -------
Sep-97  $10,000    $10,000
Sep-97  $10,570    $10,560
Oct-97  $ 9,759    $ 9,748
Nov-97  $ 9,662    $ 9,649
Dec-97  $ 9,770    $ 9,733
Jan-97  $10,186    $10,178
Feb-98  $10,767    $10,831
Mar-98  $11,194    $11,165
Apr-98  $11,292    $11,253
May-98  $11,303    $11,198
Jun-98  $11,391    $11,283

[Above Table Represents a Graph in Printed Report]


in British names such as Railtrack (+54 percent), the rail infrastructure company, and the contract catering company, Compass (+89 percent). We also managed to identify a recovery in the French construction industry, which led us to investing in names such as Eiffage (+30 percent) and GTM Entrepose (+31 percent). Lastly, the fund participated in a Bermuda-based insurance start-up called Annuity Life Re, which added substantial performance to the fund's return during the second quarter. Unfortunately, these positive performances were mitigated by our ownership of Tandberg Data (-32 percent), a Norwegian technology company that rose dramatically and enhanced the fund's performance during the first quarter, but later significantly underperformed during the second quarter, because of a management change. Despite our confidence in the company's technology, we have lost confidence in the new management, and as result have sold the position. Having confidence in management is of paramount importance to our stock selection process. One other area of underperformance was our investment in the Norwegian oil service company Aker Maritime (-17 percent), whose shares suffered along with the fall in the oil price.

                                                      1998 SEMI-ANNUAL REPORT 15

"This fund can be looked at as a 'one-stop investment shop.' It offers significant diversification through a mix of equity and fixed-income mutual funds, and seeks to provide a substantial level of current income along with relatively low volatility."

James G. Fleischmann, Senior Managing Director - Global Research, Teachers
  Advisors
Edward J. Grzybowski, Managing Director - TIAA-CREF Investment Management, Inc. Michael T. O'Kane, Senior Managing Director - Securities, Teachers Advisors

Mr. Fleischmann joined TIAA-CREF in 1994 and is also responsible for global equity research for the CREF accounts. Mr. Grzybowski joined TIAA-CREF in 1987; he also has supervisory responsibility over investments in CREF's Bond Market and Money Market Accounts. Mr. O'Kane joined TIAA-CREF in 1986 and also has supervisory responsibility over investments in CREF's Bond Market and Money Market Accounts and the Securities part of the TIAA general account.

[PHOTOGRAPH]
Jim Fleischmann

[PHOTOGRAPH]
Ed Grzybowski

[PHOTOGRAPH]
Mike O'Kane

================================================================================

MANAGED ALLOCATION FUND

OBJECTIVE
seeks favorable long-term returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income, through investments in the other TIAA-CREF mutual funds.


Q.   HOW DOES THIS FUND DIFFER FROM THE OTHER TIAA-CREF FUNDS?

A. The Managed Allocation Fund does not buy stocks or bonds directly, but rather buys shares in each of the other TIAA-CREF mutual funds to achieve its goals. The normal allocation of the fund will be 60 percent equities and 40 percent fixed income, but the managers may shift that allocation up or down by up to fifteen percentage points based on their perception of the relative value of each sector.

The equity portion will consist of a changing mixture of the three equity funds (International Equity, Growth Equity, and Growth & Income), while the fixed-income portion will normally be invested in the Bond PLUS Fund.

We think this fund is well suited for those individuals who would like a balanced portfolio but don't have the time or inclination to invest directly in each of the other funds.

Q.  HOW IS THE FUND MANAGED?

A. The managers meet periodically to discuss the relative merits of the primary allocation between equity and fixed income, including whether the 60/40 percentages should change. As a general rule, we do not expect frequent or large changes to this allocation, but when either sector appears overvalued or undervalued, we will change the percentage.

Jim Fleischmann is responsible for allocating the equity percentages among the three equity funds.

Until August 10, 1998, Mike O'Kane was responsible for allocating the fixed-income percentages among the Bond PLUS and Money Market Funds. Since that day, Ed Grzybowski has taken over this responsibility.

Q.  HOW DID YOU CHANGE THE MANAGED ALLOCATION PORTFOLIO IN THE FIRST HALF OF
    1998?

A. Because of concern about the impact of developments in the Asia/Pacific region on equity values generally, in mid-January we slightly reduced the equity target and correspondingly increased the fixed-income target for the fund. By mid-March, however, enough stability had returned that we reverted to the baseline 60/40 equities/bonds mix for the fund.


ASSET ALLOCATION AS OF 6/30/98
================================================================================
[The following table represents a pie chart in the Printed Report.]

40% Bond PLUS Fund

25% Growth Equity Fund

25% Growth & Income Fund

10% International Equity Fund

MANAGED ALLOCATION FUND
PERFORMANCE AT A GLANCE AS OF 6/30/98

                               Total Return*                               Expense     Net Assets
                       1/1/98 to 6/30/98 since 9/2/97 inception             Ratio      in millions

Managed Allocation Fund     12.75%        18.82%                            0%**         $115.9
Composite index             11.98         18.27                             N/A
Lipper Balanced Funds Index  9.52         15.66

  * Past performance is no guarantee of future results. The fund's benchmark is a composite. It equals 48 percent of the performance of the S&P 500 Index, 40 percent of the performance of the Lehman Brothers Aggregate Bond Index, and 12 percent of the Morgan Stanley EAFE Index.

** The Managed Allocation Fund operates at a zero expense ratio because the fund advisor doesn't receive a management fee for its services to the fund and has agreed to be responsible for providing the services reasonably necessary for the ordinary operations of the fund. Shareholders indirectly bear their pro rata share of the fees and expenses of the funds in which the Managed Allocation Fund invests.

================================================================================


$10,000 OVER LIFE OF FUND

         Fund       Index
        Monthly    Monthly
        -------    -------
Sep-97  $10,000    $10,000.00
Sep-97  $10,375    $10,389.11
Oct-97  $10,178    $10,181.48
Nov-97  $10,396    $10,415.07
Dec-97  $10,539    $10,554.73
Jan-98  $10,728    $10,719.38
Feb-98  $11,139    $11,174.34
Mar-98  $11,499    $11,518.01
Apr-98  $11,637    $11,610.47
May-98  $11,563    $11,541.34
Jun-98  $11,882    $11,827.33

[Above Table Represents a Graph in Printed Report]

Managed Allocation Fund

Composite index:
48% S&P 500 Index
40% Lehman Brothers Aggregate Bond Index
12% Morgan Stanley EAFE Index


O'KANE. Early in January, we shifted the fixed-income portion entirely to the Bond PLUS Fund. Previously we had had a small amount of the fixed-income portion in the Money Market Fund, as a means to deal with the "short-short" rule, as explained in the previous TIAA-CREF Mutual Funds Annual Report. Because that rule expired at the end of 1997, there was no need for the Money Market element, and so we quickly converted it to a position in the Bond PLUS Fund.

FLEISCHMANN. In the past six months we've made two small changes in the relative proportions of the three equity components -- Growth Equity, Growth & Income, and International Equity -- of the fund. In mid-January, amid growing uncertainty regarding the economic prospects of the economies of the Southeast Asia and Pacific regions, we shifted the target components of the equity part of the fund slightly toward the Growth Equity and Growth & Income Funds and slightly away from the International Equity Fund.

By mid-April, a degree of stability had returned to the Asian markets, and the European markets looked robust. Accordingly, we returned the equity targets to their original positions -- 24 percent of the total portfolio in the Growth Equity Fund, 24 percent in the Growth & Income Fund, and 12 percent in the International Fund.

                                                      1998 SEMI-ANNUAL REPORT 17

TIAA-CREF Mutual Funds                     STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
June 30, 1998                                                     (Unaudited)

                                              Money          Bond         Growth &      Growth    International    Managed
                                              Market         Plus          Income       Equity       Equity      Allocation
                                               Fund          Fund           Fund         Fund         Fund          Fund
---------------------------------------------------------------------------------------------------------------------------

ASSETS
  Portfolio investments, at cost         $119,594,399   $115,738,494  $132,018,315  $139,701,262  $77,693,855 $107,144,584

  Net unrealized appreciation
    of portfolio investments                       --        745,533    16,792,128    17,884,308    2,635,547    8,779,939
---------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value         119,594,399    116,484,027   148,810,443   157,585,570   80,329,402  115,924,523

  Cash                                         12,341         60,744        34,099        29,753    2,041,098       30,289

  Receivable from securities transactions          --     15,586,014            --            --      495,102           --

  Receivable for Fund shares sold             694,604        480,587       642,408       455,009      110,125      630,053

  Dividends receivable                             --             --       122,790        79,700      234,911           --

  Interest receivable                         515,715      1,021,458            --            --           --           --
---------------------------------------------------------------------------------------------------------------------------
    Total assets                          120,817,059    133,632,830   149,609,740   158,150,032   83,210,638  116,584,865
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued management fee                       27,487         24,249        48,546        53,279       30,581           --

  Payable for securities transactions              --     30,069,263     1,711,253     1,361,708    2,702,915      620,995

  Payable for Fund shares redeemed            677,454         43,810        62,790        37,292      214,243        3,292

  Other payables and accrued expenses           9,029         13,076         7,844           354       17,373       19,251
---------------------------------------------------------------------------------------------------------------------------
    Total liabilities                         713,970     30,150,398     1,830,433     1,452,633    2,965,112      643,538
---------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                             $120,103,089   $103,482,432  $147,779,307  $156,697,399  $80,245,526 $115,941,327
===========================================================================================================================

Net assets consist of:

  Paid in capital                        $120,103,025   $102,158,258  $130,000,152  $136,934,534  $76,997,448 $107,159,317

  Accumulated undistributed
    (overdistributed)
    net investment income                          --        (38,667)       32,922       229,264      669,206        2,071

  Accumulated undistributed
    (overdistributed)
    net realized gain on
    total investments                              64        617,308       954,089     1,649,293      (62,111)          --

  Accumulated net unrealized appreciation
    on total investments                           --        745,533    16,792,144    17,884,308    2,640,983    8,779,939
---------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                             $120,103,089   $103,482,432  $147,779,307  $156,697,399  $80,245,526 $115,941,327
===========================================================================================================================

  Outstanding shares of beneficial interest,
    unlimited shares authorized
    ($.001 par value)                     120,103,025     10,128,522    12,061,690    12,828,245    7,717,621   10,384,516

  Net asset value per share                     $1.00         $10.22        $12.25        $12.22       $10.40       $11.16
===========================================================================================================================


18   1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                 STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended June 30, 1998                              (Unaudited)

                                               Money         Bond         Growth &      Growth    International    Managed
                                              Market         Plus          Income       Equity       Equity      Allocation
                                               Fund          Fund           Fund         Fund         Fund          Fund
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                 $2,523,093     $2,443,805   $    55,875   $    69,322   $   47,308  $    13,916

  Dividends                                        --             --       706,090       405,519      933,738    1,111,080

  Foreign taxes withheld                           --             --        (7,822)       (6,871)    (121,465)          --
---------------------------------------------------------------------------------------------------------------------------
    Total income                            2,523,093      2,443,805       754,143       467,970      859,581    1,124,996
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:

  Management fee                              348,921        321,887       466,828       502,595      310,113           --

  Trustee fees and expenses                       530            483           602           635          376           --
---------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                349,451        322,370       467,430       503,230      310,489           --

    Less expenses waived by the advisor      (220,836)      (201,179)     (250,983)     (264,524)    (156,623)          --
---------------------------------------------------------------------------------------------------------------------------
    Net expenses                              128,615        121,191       216,447       238,706      153,866           --
---------------------------------------------------------------------------------------------------------------------------

Net investment income                       2,394,478      2,322,614       537,696       229,264      705,715    1,124,996
---------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:

    Portfolio investments                          64        623,378     1,006,086     1,602,776       42,836           --

    Foreign currency transactions                  --             --       (12,233)      (32,677)     (24,793)          --
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain on total investments           64        623,378       993,853     1,570,099       18,043           --
---------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation on:

    Portfolio investments                          --        318,279    14,992,035    17,365,738    8,005,592    8,759,512

    Translation of assets (other than portfolio
      investments) and liabilities denominated
      in foreign currencies                        --             --            16            --       (1,476)          --
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    on total investments                           --        318,279    14,992,051    17,365,738    8,004,116    8,759,512
---------------------------------------------------------------------------------------------------------------------------


  Net realized and unrealized
    gain on total investments                      64        941,657    15,985,904    18,935,837    8,022,159    8,759,512
---------------------------------------------------------------------------------------------------------------------------


Net increase in net assets
  resulting from operations                $2,394,542     $3,264,271   $16,523,600   $19,165,101   $8,727,874   $9,884,508
===========================================================================================================================

See notes to financial statements                  1998 SEMI-ANNUAL REPORT   19

TIAA-CREF Mutual Funds
----------------------------------------------------------------------------------------------------------------------------

                                                                     Money Market Fund                  Bond Plus Fund
                                                                 ---------------------------     ---------------------------
                                                                              For the Period                  For the Period
                                                                   For the    July 17, 1997       For the     July 17, 1997
                                                                 Six Months    (Commencement     Six Months    (Commencement
                                                                    Ended      of Operations)       Ended      of Operations)
                                                                  June 30,   to December 31,      June 30,    to December 31,
                                                                    1998           1997             1998           1997
---------------------------------------------------------------------------------------------------------------------------
                                                                 (Unaudited)                     (Unaudited)

INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                                        $  2,394,478    $ 1,308,831     $  2,322,614    $ 1,411,285

  Net realized gain (loss) on total investments                          64             --          623,378        626,451

  Net change in unrealized appreciation
    (depreciation) on total investments                                  --             --          318,279        427,254
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations          2,394,542      1,308,831        3,264,271      2,464,990
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                     (2,394,478)    (1,308,831)      (2,322,614)    (1,411,285)

  In excess of net investment income                                     --             --          (38,667)            --

  From net realized gains on total investments                           --             --               --       (632,521)
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (2,394,478)    (1,308,831)      (2,361,281)    (2,043,806)
---------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:

  Seed money subscriptions                                               --     48,000,000               --     32,000,000

  Subscriptions                                                  80,753,803     15,370,172       41,684,733     23,894,752

  Reinvestment of distributions                                   2,355,045      1,306,414        2,312,607      2,036,164

  Exchanges among the Funds                                      (9,864,660)      (701,535)         556,947        151,528

  Redemptions                                                   (16,746,418)      (369,796)        (377,651)      (100,822)
---------------------------------------------------------------------------------------------------------------------------
    Net increase from share transactions                         56,497,770     63,605,255       44,176,636     57,981,622
---------------------------------------------------------------------------------------------------------------------------
    Total increase in net assets                                 56,497,834     63,605,255       45,079,626     58,402,806

NET ASSETS

     Beginning of period                                         63,605,255             --       58,402,806             --
---------------------------------------------------------------------------------------------------------------------------
     End of period                                             $120,103,089    $63,605,255     $103,482,432    $58,402,806
===========================================================================================================================


CHANGE IN FUND SHARES:

  Shares sold                                                    80,753,803     63,370,172        4,095,672      5,581,036

  Shares issued in reinvestment of distributions                  2,355,045      1,306,414          227,643        202,236

  Shares exchanged among the Funds                               (9,864,660)      (701,535)          54,596         14,888

  Shares redeemed                                               (16,746,418)      (369,796)         (37,582)        (9,967)
---------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                           56,497,770     63,605,255        4,340,329      5,788,193
===========================================================================================================================

20   1998 SEMI-ANNUAL REPORT



--------------------------------------------------------------------------------------------------------------------------------
                                                                  Growth & Income Fund             Growth Equity Fund
                                                             -------------------------------  ----------------------------
                                                                             For the Period                   For the Period
                                                                  For the     July 17, 1997      For the       July 17, 1997
                                                                Six Months    (Commencement     Six Months     (Commencement
                                                                   Ended      of Operations)      Ended        of Operations)
                                                                  June 30,    to December 31,    June 30,      to December 31,
                                                                   1998             1997           1998             1997
                                                             --------------------------------------------------------------
                                                                (Unaudited)                     (Unaudited)
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                                           $ 537,696     $ 396,266       $   229,264 $     354,221

  Net realized gain (loss) on total investments
                                                                    993,853       (37,879)        1,570,099     1,066,329
  Net change in unrealized appreciation
    (depreciation) on total investments                          14,992,051     1,800,093        17,365,738       518,570
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations         16,523,600     2,158,480        19,165,101     1,939,120
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                       (504,170)     (396,266)               --      (354,221)

  In excess of net investment income                                     --        (2,489)               --          (623)

  From net realized gains on total investments                           --            --                --      (986,512)
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                                            (504,170)     (398,755)               --    (1,341,356)
---------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:

  Seed money subscriptions                                               --    38,000,000                --    38,000,000

  Subscriptions                                                  67,081,149    21,780,739        71,149,880    24,185,187

  Reinvestment of distributions                                     492,111       397,301                --     1,338,112

  Exchanges among the Funds                                       3,244,325      (113,263)        2,980,171       383,490

  Redemptions                                                      (879,615)       (2,595)       (1,085,193)      (17,113)
---------------------------------------------------------------------------------------------------------------------------
    Net increase from share transactions                         69,937,970    60,062,182        73,044,858    63,889,676
---------------------------------------------------------------------------------------------------------------------------
    Total increase in net assets                                 85,957,400    61,821,907        92,209,959    64,487,440

NET ASSETS

     Beginning of period                                         61,821,907            --        64,487,440            --
---------------------------------------------------------------------------------------------------------------------------
     End of period                                             $147,779,307   $61,821,907      $156,697,399   $64,487,440
===========================================================================================================================

CHANGE IN FUND SHARES:

  Shares sold                                                     5,824,185     5,960,003         6,285,996     6,205,429

  Shares issued in reinvestment of distributions                     40,872        39,864                --       133,171

  Shares exchanged among the Funds                                  282,978       (11,283)          262,496        37,592

  Shares redeemed                                                   (74,677)         (252)          (94,752)       (1,687)
---------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                            6,073,358     5,988,332         6,453,740     6,374,505
===========================================================================================================================

                      STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------
                                                                   International Equity Fund       Managed Allocation Fund
                                                                  -----------------------------   ---------------------------
                                                                                 For the Period                For the Period
                                                                    For the      July 17, 1997      For the     July 17, 1997
                                                                   Six Months    (Commencement    Six Months    (Commencement
                                                                     Ended       of Operations)     Ended      of Operations)
                                                                     June 30,   to December 31,    June 30,    to December 31,
                                                                      1998           1997            1998           1997
                                                               ---------------------------------------------------------------
                                                                    (Unaudited)                    (Unaudited)
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                                        $     705,715  $     266,299   $    1,124,996   $  1,270,524
  Net realized gain (loss) on total investments
                                                                      18,043        (30,660)              --             --
  Net change in unrealized appreciation
    (depreciation) on total investments                            8,004,116     (5,363,133)       8,759,512         20,427
----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations           8,727,874     (5,127,494)       9,884,508      1,290,951
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                              --       (266,299)      (1,122,925)    (1,270,524)

  In excess of net investment income                                      --        (97,712)              --             --

  From net realized gains on total investments                            --             --               --             --
----------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                   --       (364,011)      (1,122,925)    (1,270,524)
----------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:

  Seed money subscriptions                                                --     44,000,000               --     50,000,000

  Subscriptions                                                   22,250,892      8,920,825       46,280,132      7,498,848

  Reinvestment of distributions                                           --        364,011        1,092,923      1,265,457

  Exchanges among the Funds                                        1,728,871        (23,111)       1,354,346        302,891

  Redemptions                                                       (219,936)       (12,395)        (634,780)          (500)
----------------------------------------------------------------------------------------------------------------------------
    Net increase from share transactions                          23,759,827     53,249,330       48,092,621     59,066,696
----------------------------------------------------------------------------------------------------------------------------
    Total increase in net assets                                  32,487,701     47,757,825       56,854,204     59,087,123

NET ASSETS

     Beginning of period                                          47,757,825             --       59,087,123             --
----------------------------------------------------------------------------------------------------------------------------
     End of period                                               $80,245,526    $47,757,825     $115,941,327    $59,087,123
============================================================================================================================

CHANGE IN FUND SHARES:

  Shares sold                                                      2,209,828      5,320,567        4,310,867      5,747,385

  Shares issued in reinvestment of distributions                          --         39,871           99,136        127,521

  Shares exchanged among the Funds                                   172,875         (2,677)         127,952         29,971

  Shares redeemed                                                    (21,418)        (1,425)         (58,266)           (50)
----------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                             2,361,285      5,356,336        4,479,689      5,904,827
============================================================================================================================



                                          See notes to financial statements  21

TIAA-CREF Mutual Funds
-------------------------------------------------------------------------------------------------------------------------------

                                                                          Money Market Fund             Bond Plus Fund
                                                                        -----------------------   --------------------------
                                                                                  For the Period              For the Period
                                                                         For the  July 17, 1997    For the     July 17, 1997
                                                                       Six Months  (Commencement  Six Months  (Commencement
                                                                          Ended    of Operations)    Ended     of Operations)
                                                                        June 30,  to December 31,   June 30,  to December 31,
                                                                          1998         1997          1998          1997
----------------------------------------------------------------------------------------------------------------------------
                                                                       (Unaudited)                (Unaudited)
SELECTED PER SHARE DATA

  Net asset value, beginning of period                                     $1.00        $1.00        $10.09       $10.00
----------------------------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:

    Net investment income                                                   0.03         0.02          0.28         0.27

    Net realized and unrealized gains (losses) on investments                 --           --          0.13         0.20
----------------------------------------------------------------------------------------------------------------------------
    Total income (loss) from investment operations                          0.03         0.02          0.41         0.47
----------------------------------------------------------------------------------------------------------------------------


  Less distributions from:

    Net investment income                                                  (0.03)       (0.02)        (0.28)       (0.27)

    In excess of net investment income                                        --           --            --           --

    Net realized gains                                                        --          --             --        (0.11)
----------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                    (0.03)       (0.02)        (0.28)       (0.38)
----------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                           $1.00        $1.00        $10.22       $10.09
============================================================================================================================


TOTAL RETURN                                                                2.72%        2.51%         4.14%        4.79%


RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)                              $120,103      $63,605      $103,482     $ 58,403

Ratio of expenses to average net assets before expense waiver               0.39%        0.36%         0.40%        0.37%

Ratio of expenses to average net assets after expense waiver                0.14%        0.13%         0.15%        0.14%

Ratio of net investment income to average net assets after expense waiver   2.69%        2.49%         2.86%        2.72%

Portfolio turnover rate                                                     n/a           n/a        341.41%      143.61%

                                 The percentages shown above are not annualized.
============================================================================================================================




22   1998 SEMI-ANNUAL REPORT

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Growth & Income Fund            Growth Equity Fund
                                                                   --------------------------       -------------------------
                                                                                    For the Period                  For the Period
                                                                         For the     July 17, 1997      For the     July 17, 1997
                                                                        Six Months   (Commencement     Six Months   (Commencement
                                                                          Ended      of Operations)      Ended     of Operations)
                                                                         June 30,    to December 31,    June 30,   to December 31,
                                                                          1998          1997              1998         1997
                                                                   --------------------------------------------------------------
                                                                       (Unaudited)                     (Unaudited)
SELECTED PER SHARE DATA
  Net asset value, beginning of period                                     $10.32        $10.00            $10.12       $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:

    Net investment income                                                    0.05          0.07              0.02         0.06

    Net realized and unrealized gains (losses) on investments                1.93          0.32              2.08         0.28
------------------------------------------------------------------------------------------------------------------------------------
    Total income (loss) from investment operations                           1.98          0.39              2.10         0.34
------------------------------------------------------------------------------------------------------------------------------------

  Less distributions from:

    Net investment income                                                   (0.05)        (0.07)               --        (0.06)

    In excess of net investment income                                         --            --                --           --

    Net realized gains                                                         --            --                --        (0.16)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                     (0.05)        (0.07)               --        (0.22)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                           $12.25        $10.32            $12.22       $10.12
====================================================================================================================================


TOTAL RETURN                                                                19.19%         3.96%            20.75%        3.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)                               $147,779       $61,822         $ 156,697     $ 64,487

Ratio of expenses to average net assets before expense waiver                0.46%         0.43%             0.47%        0.44%

Ratio of expenses to average net assets after expense waiver                 0.21%         0.20%             0.22%        0.21%

Ratio of net investment income to average net assets after expense waiver    0.53%         0.76%             0.21%        0.68%

Portfolio turnover rate                                                     35.45%         1.46%            10.54%       29.44%
====================================================================================================================================

                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                         International Equity Fund     Managed Allocation Fund
                                                                         -------------------------     ------------------------
                                                                                     For the Period                For the Period
                                                                           For the   July 17, 1997     For the    July 17, 1997
                                                                         Six Months  (Commencement    Six Months   (Commencement
                                                                            Ended    of Operations)     Ended     of Operations)
                                                                          June 30,   to December 31,    June 30,  to December 31,
                                                                            1998         1997            1998         1997
                                                                        ---------------------------------------------------------
                                                                         (Unaudited)                  (Unaudited)
SELECTED PER SHARE DATA
  Net asset value, beginning of period                                      $ 8.92        $10.00          $10.01       $10.00
---------------------------------------------------------------------------------------------------------------------------------
  Income (loss) from investment operations:

    Net investment income                                                     0.09          0.07            0.12         0.23

    Net realized and unrealized gains (losses) on investments                 1.39         (1.07)           1.15         0.01
---------------------------------------------------------------------------------------------------------------------------------
    Total income (loss) from investment operations                            1.48         (1.00)           1.27         0.24
---------------------------------------------------------------------------------------------------------------------------------


  Less distributions from:

    Net Investment income                                                       --         (0.07)          (0.12)       (0.23)

    In excess of net investment income                                          --         (0.01)             --           --

    Net realized gains                                                          --            --              --           --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                         --         (0.08)          (0.12)       (0.23)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                            $10.40         $8.92          $11.16       $10.01
=================================================================================================================================


TOTAL RETURN                                                                 16.59%       (10.09)%         12.75%        2.44%


RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)                                $ 80,246      $ 47,758       $ 115,941     $ 59,087

Ratio of expenses to average net assets before expense waiver                 0.49%         0.46%           0.00%        0.00%

Ratio of expenses to average net assets after expense waiver                  0.24%         0.23%           0.00%        0.00%

Ratio of net investment income to average net assets after expense waive      1.12%         0.56%           1.32%        2.46%

Portfolio turnover rate                                                       8.52%         4.56%           2.77%        0.00%
=================================================================================================================================


                                         See notes to financial statements   23

TIAA-CREF Mutual Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1. ORGANIZATION

TIAA-CREF Mutual Funds ("the Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of six series (each referred to as a "Fund"), each of which commenced operations with an investment by Teachers Insurance and Annuity Association of America ("TIAA") on July 17, 1997. On September 2, 1997, the Funds began to publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors, Inc. ("Advisors"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds.

At June 30, 1998, TIAA owned 50,535,999 shares of the Money Market Fund with a value of $50,535,999; 3,416,867 shares of the Bond Plus Fund with a value of $34,920,381; 3,844,033 shares of the Growth & Income Fund with a value of $47,089,404; 3,884,176 shares of the Growth Equity Fund with a value of $47,464,631; 4,435,084 shares of the International Equity Fund with a value of $46,124,874; and 5,174,670 shares of the Managed Allocation Fund with a value of $57,749,317.

At June 30, 1998, the Managed Allocation Fund owned 4,501,017 shares in the Bond Plus Fund, which amounted to 44.4% of the total shares outstanding; 2,249,409 shares in the Growth & Income Fund, which amounted to 18.6% of the total shares outstanding; 2,268,848 shares in the Growth Equity Fund, which amounted to 17.7% of the total shares outstanding; and 1,340,725 shares in the International Equity Fund, which amounted to 17.4% of the total shares outstanding.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Values for money market instruments (other than those in the Money Market Fund) with maturities of one year or less are obtained from either one or more of the major market makers or derived from a pricing matrix that has various types of money market instruments along one axis and maturities, ranging from overnight to one year, along the other. This information is derived from one or more financial information services. For money market instruments with maturities longer than one year, these values are derived utilizing an independent pricing service when such prices are believed to reflect the fair value of these securities. For the Money Market Fund, securities are valued using the amortized cost method. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts on securities purchased are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.


24   1998 SEMI-ANNUAL REPORT

TIAA-CREF Mutual Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)--(Continued)

Foreign Currency Transactions and Translation: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate each business day. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate each business day. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of each business day is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked to market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. A Fund may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and a Fund is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened.
There is no daily margin requirement for such contracts.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued and delayed delivery purchases, a Fund does not earn interest on such securities until settlement date.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Dividends to Shareholders: Dividends from net investment income, if any, for the Bond Plus Fund are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity and International Equity Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book to tax basis differences which will reverse in a subsequent period. Any permanent book to tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

Income Taxes: As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays a monthly fee for the management and administration of the Funds, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2000. As a result, during such waiver period, Advisors will receive the following percentages of each Fund's average daily net assets:


                                                   1998 SEMI-ANNUAL REPORT   25

TIAA-CREF Mutual Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)--(Concluded)



NOTE 3. MANAGEMENT AGREEMENT -- (Concluded)


                                                   MANAGEMENT                                      MANAGEMENT FEE
                                                      FEE                    WAIVER                 AFTER WAIVER
                                                ---------------             --------              ----------------
      Money Market Fund                               0.79%                    0.50%                      0.29%
      Bond Plus Fund                                  0.80%                    0.50%                      0.30%
      Growth & Income Fund                            0.93%                    0.50%                      0.43%
      Growth Equity Fund                              0.95%                    0.50%                      0.45%
      International Equity Fund                       0.99%                    0.50%                      0.49%
      Managed Allocation Fund                         0.00%                    0.00%                      0.00%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

NOTE 4.  INVESTMENTS

At June 30, 1998, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                          GROSS UNREALIZED                        NET UNREALIZED
                                               APPRECIATION              DEPRECIATION              APPRECIATION
                                            ------------------         -----------------        ------------------
      Bond Plus Fund                          $     778,768                 $ 33,235                  $ 745,533
      Growth & Income Fund                       19,860,140                3,068,012                 16,792,128
      Growth Equity Fund                         23,199,006                5,314,698                 17,884,308
      International Equity Fund                  11,003,555                8,368,008                  2,635,547
      Managed Allocation Fund                     8,779,939                       --                  8,779,939

The above amounts are not materially different from such amounts on a federal income tax basis.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds other than the Money Market Fund, for the six months ended June 30, 1998, were as follows:


                                                    NON-                               NON-
                                                GOVERNMENT        GOVERNMENT       GOVERNMENT        GOVERNMENT
                                                 PURCHASES         PURCHASES          SALES             SALES
                                              ---------------   ---------------  ---------------   ---------------
      Money Market Fund                         $412,045,680     $ 11,356,022     $  2,907,483     $          --
      Bond Plus Fund                             110,749,458      204,151,866       93,828,705       176,488,001
      Growth & Income Fund                       103,539,637        1,930,836       35,880,408                --
      Growth Equity Fund                          84,783,302               --       11,296,613                --
      International Equity Fund                   27,884,892               --        5,262,489                --
      Managed Allocation Fund                     49,996,442               --        2,371,113                --


NOTE 5.  TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

NOTE 6.  LINE OF CREDIT

The Growth & Income, Growth Equity, International Equity, and Managed Allocation Funds share in a $25 million unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee for the line of credit is borne by Advisors. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 1998, there were no borrowings under the line of credit.

26   1998 SEMI-ANNUAL REPORT                  See notes to financial statements

TIAA-CREF Mutual Funds  STATEMENT OF INVESTMENTS (Unaudited) MONEY MARKET FUND
                                   June 30, 1998            Summary by Industry

           ---------------------------------------------------------
                                                    VALUE         %
           ---------------------------------------------------------
           SHORT TERM INVESTMENTS
           BANK NOTES                           $  5,497,584    4.58%
           BANKERS ACCEPTANCES                     2,156,981    1.80
           CERTIFICATES OF DEPOSIT                14,049,606   11.70
           COMMERCIAL PAPER                       80,187,106   66.76
           VARIABLE RATE NOTES                    17,703,122   14.74
                                                ------------   -----

           TOTAL SHORT TERM INVESTMENTS
           (Cost $119,594,399)                   119,594,399   99.58
                                                ------------   -----

           TOTAL PORTFOLIO
           (Cost $119,594,399)                   119,594,399   99.58
            OTHER ASSETS & LIABILITIES, NET          508,690    0.42
                                                ------------   -----
           NET ASSETS                           $120,103,089  100.00%
                                                ============  ======




TIAA-CREF Mutual Funds  STATEMENT OF INVESTMENTS (Unaudited) MONEY MARKET FUND
                                   June 30, 1998

--------------------------------------------------
  PRINCIPAL                              VALUE
--------------------------------------------------
SHORT TERM INVESTMENTS -- 99.58%
BANK NOTES -- 4.58%
            FIRST NATIONAL BANK
              OF CHICAGO
$3,000,000    5.750%, 05/10/99        $ 2,998,430
            HUNTINGTON NATIONAL BANK
 2,500,000    5.800%, 09/22/98          2,499,154
                                      -----------
                                        5,497,584
                                      -----------

BANKERS ACCEPTANCES -- 1.80%
            CITIBANK, N.A.
    91,700    5.600%, 07/17/98             91,472
    51,808    5.630%, 07/24/98             51,622
    69,112    5.580%, 07/29/98             68,812
    60,000    5.580%, 07/31/98             59,721
   400,000    5.520%, 08/17/98            397,117
   114,336    5.670%, 08/24/98            113,363
   125,458    5.670%, 09/01/98            124,233
   120,000    5.550%, 09/09/98            118,705
   134,519    5.550%, 09/11/98            133,025
    76,894    5.700%, 09/24/98             75,859
   220,362    5.550%, 09/25/98            217,441
    90,000    5.700%, 09/29/98             88,718
    74,232    5.700%, 10/02/98             73,139
    70,000    5.700%, 10/07/98             68,914
    69,000    5.700%, 10/15/98             67,842
   187,295    5.670%, 10/16/98            184,138
    73,853    5.700%, 11/03/98             72,391
   153,985    5.670%, 11/23/98            150,469
                                      -----------
                                        2,156,981
                                      -----------

CERTIFICATES OF DEPOSIT -- 11.70%
            AMERICAN EXPRESS
              CENTURION BANK
 4,000,000    5.540%, 07/06/98          4,000,000
            CANADIAN IMPERIAL BANK
              OF COMMERCE
 1,050,000    5.580%, 09/30/98          1,050,000
 1,000,000    5.940%, 10/21/98            999,880
            MORGAN GUARANTY TRUST CO
 2,000,000    5.930%, 08/31/98          1,999,949
            SWISS BANK CORP
 2,000,000    5.880%, 11/20/98          1,999,777
            WESTDEUTSCHE LANDESBANK
 4,000,000    5.590%, 10/01/98          4,000,000
                                      -----------
                                       14,049,606
                                      -----------
COMMERCIAL PAPER -- 66.76%
          ~ ASSET SECURITIZATION
            COOPERATIVE CORP
 4,000,000    5.520%, 08/03/98          3,979,760
          ~ ATLANTIC RICHFIELD CO
 3,450,000    5.500%, 10/09/98          3,397,292
            B.B.V. FINANCE (DELAWARE), INC
 1,640,000    5.480%, 10/05/98          1,616,034


See notes to financial statements                  1998 SEMI-ANNUAL REPORT   27

TIAA-CREF Mutual Funds                  MONEY MARKET FUND
---------------------------------------------------------
  PRINCIPAL                                     VALUE
---------------------------------------------------------
COMMERCIAL PAPER -- (Continued)
            BANKERS TRUST NEW YORK CORP
$1,250,000    5.510%, 12/23/98               $ 1,216,519
 2,000,000    5.520%, 12/23/98                 1,946,333
   750,000    5.560%, 12/23/98                   729,729
            BELL ATLANTIC FINANCIAL
              SERVICES, INC
 4,160,000    5.530%, 07/14/98                 4,151,693
          ~ BETA FINANCE, INC
   225,000    5.420%, 07/16/98                   224,492
 3,400,000    5.510%, 08/10/98                 3,379,184
            CATERPILLAR FINANCIAL
              SERVICES CORP
 3,240,000    5.490%, 08/07/98                 3,221,718
          ~ CIESCO LP
 3,116,000    5.520%, 07/20/98                 3,106,922
            CIT GROUP HOLDINGS, INC
 2,900,000    5.510%, 07/24/98                 2,889,791
          ~ COLGATE-PALMOLIVE CO
 3,575,000    5.510%, 07/01/98                 3,575,000
          ~ CORPORATE ASSET FUNDING
             CORP, INC
 2,800,000    5.470%, 07/02/98                 2,799,575
            EASTMAN KODAK CO
 1,900,000    5.510%, 08/03/98                 1,890,403
          ~ ENTERPRISE FUNDING
              CORP
 4,300,000    5.520%, 08/31/98                 4,259,781
            FORD MOTOR CREDIT CO
 1,930,000    5.500%, 07/10/98                 1,927,346
            GENERAL ELECTRIC CAPITAL CORP
 1,500,000    5.550%, 07/08/98                 1,498,381
 2,600,000    5.500%, 09/09/98                 2,572,194
            GENERAL MOTORS
              ACCEPTANCE CORP
 1,150,000    5.510%, 07/09/98                 1,148,592
            GTE FUNDING, INC
   700,000    5.600%, 07/09/98                   699,129
          ~ HEINZ (H.J.) CO
 4,000,000    5.520%, 07/31/98                 3,981,600
            IBM CREDIT CORP
 1,641,000    5.450%, 09/25/98                 1,619,635
            MCGRAW-HILL, INC
 1,000,000    5.490%, 09/10/98                   989,173
            NATIONSBANK CORP
   197,000    5.420%, 07/07/98                   196,822
            NORTHERN INDIANA PUBLIC
              SERVICE CO
 4,000,000    5.600%, 07/10/98                 3,994,400
          ~ SAINT PAUL COS (THE)
 3,000,000    5.570%, 08/07/98                 2,982,826
          ~ SC JOHNSON & SON, INC
 2,600,000    5.540%, 07/01/98                 2,600,000
 1,700,000    5.570%, 07/24/98                 1,693,950
            THE STANLEY WORKS
 2,000,000    5.490%, 08/10/98                 1,987,800
            UBS FINANCE (DELAWARE), INC
 4,000,000    5.510%, 08/05/98                 3,978,572
             WALT DISNEY CO
 2,000,000    5.410%, 12/18/98                 1,948,906
            XEROX CAPITAL (EUROPE) PLC
 2,000,000    5.520%, 07/14/98                 1,996,013
            XEROX CREDIT CORP
 2,000,000    5.470%, 08/11/98                 1,987,541
                                            ------------
                                              80,187,106
                                            ------------
VARIABLE RATE NOTES -- 14.74%
            BANKERS TRUST CO OF
              NEW YORK
 3,000,000    5.850%, 02/03/99                 3,000,000
            BEAR STEARNS CO, INC
 2,000,000    5.653%, 01/05/99                 2,000,000
            GENERAL MOTORS
              ACCEPTANCE CORP
 1,000,000    5.567%, 09/21/98                   999,848
            GOLDMAN SACHS GROUP, LP
 2,000,000    5.758%, 02/01/99                 2,000,826
 2,000,000    5.741%, 02/24/99                 2,001,582
            MERRILL LYNCH & CO, INC,
 1,000,000    5.680%, 01/14/99                 1,000,000
            MORGAN STANLEY DEAN WITTER
 1,000,000    5.616%, 11/06/98                 1,000,000
 1,400,000    5.890%, 01/15/99                 1,400,585
            PNC BANK, NA
 2,300,000    5.676%, 09/25/98                 2,300,427
            SOCIETE GENERALE
 2,000,000    5.775%, 09/08/98                 1,999,854
                                            ------------
                                              17,703,122
                                            ------------

            TOTAL SHORT TERM INVESTMENTS
            (Cost $119,594,399)              119,594,399
                                            ------------
            TOTAL PORTFOLIO
            (Cost $119,594,399)             $119,594,399
                                            ============


 ------------------
 ~Commercial Paper issued under the private placements exemption under section 4(2) of the Securities Act of 1933, as amended.

  The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.


28   1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds  STATEMENT OF INVESTMENTS (Unaudited)     BOND PLUS FUND
                                   June 30, 1998            Summary by Industry
------------------------------------------------------
                                     VALUE        %
------------------------------------------------------
BONDS
CORPORATE BONDS
ASSET BACKED                      $ 2,996,836    2.89%
BUSINESS SERVICES                   1,987,600    1.92
COMMUNICATIONS                      5,296,990    5.12
DEPOSITORY INSTITUTIONS             5,986,680    5.79
GENERAL MERCHANDISE STORES          1,994,080    1.93
HOLDING AND OTHER INVESTMENT
  OFFICES                           2,975,058    2.87
INDUSTRIAL MACHINERY AND
  EQUIPMENT                         2,000,480    1.93
NONDEPOSITORY INSTITUTIONS          4,239,020    4.10
OIL AND GAS EXTRACTION              1,518,060    1.47
PRINTING AND PUBLISHING             3,000,240    2.90
                                  -----------  ------
TOTAL CORPORATE BONDS
(Cost $31,901,115)                 31,995,044   30.92
                                  -----------  ------
GOVERNMENT BONDS
AGENCY SECURITIES                  15,038,490   14.53
MORTGAGE BACKED SECURITIES         28,135,689   27.19
U.S. TREASURY SECURITIES           24,928,527   24.09
                                  -----------  ------
TOTAL GOVERNMENT BONDS
(Cost $67,451,102)                 68,102,706   65.81
                                 ------------   -----
TOTAL BONDS
(Cost $99,352,217)               $100,097,750   96.73%
                                 ------------   -----
SHORT TERM INVESTMENTS
COMMERCIAL PAPER                   16,386,277   15.83
                                 ------------   -----
TOTAL SHORT TERM INVESTMENTS
(Cost $16,386,277)                 16,386,277   15.83
                                 ------------   -----
TOTAL PORTFOLIO
(Cost $115,738,494)               116,484,027  112.56
OTHER ASSETS & LIABILITIES, NET   (13,001,595) (12.56)
                                 ------------   -----

NET ASSETS                       $103,482,432  100.00%
                                 ============  ======

TIAA-CREF Mutual Funds  STATEMENT OF INVESTMENTS (Unaudited)     BOND PLUS FUND
                                   June 30, 1998
-----------------------------------------------------------------
  PRINCIPAL                            RATINGS+          VALUE
-----------------------------------------------------------------
BONDS -- 96.73%
CORPORATE BONDS -- 30.92%
ASSET BACKED -- 2.89%
            CITIBANK CREDIT CARD
              MASTER TR SERIES 1998-6
              (CLASS A)
$1,000,000    5.855%, 04/10/03           AAA      $   999,883
            GREEN TREE HOME
              EQUITY LOAN TR
              SERIES 1998-C (CLASS A3)
 1,000,000    6.180%, 07/15/29           AAA        1,001,328
            UCFC HOME EQUITY LOAN
              SERIES 1998-B (CLASS A8)
 1,000,000    6.180%, 10/15/29           AAA          995,625
                                                   ----------
                                                    2,996,836
                                                   ----------
BUSINESS SERVICES -- 1.92%
           ^COMPUTER ASSOCIATES
              INTERNATIONAL DEB
 2,000,000    6.375%, 04/15/05          BAA1        1,987,600
                                                  -----------
COMMUNICATIONS -- 5.12%
            VIACOM, INC (SR NOTE)
 3,000,000    7.750%, 06/01/05          BA2         3,196,350
            WORLDCOM, INC
              (SR NOTE)
 2,000,000    9.375%, 01/15/04          BAA2        2,100,640
                                                   ----------
                                                    5,296,990
                                                   ----------
DEPOSITORY INSTITUTIONS -- 5.79%
            NATIONSBANK CORP
              (SR NOTE)
 3,000,000    5.750%, 03/15/01          AA3         2,982,990

^ As provided by Moody's Investors Services

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  29

TIAA-CREF Mutual Funds                                           BOND PLUS FUND
-----------------------------------------------------------
  PRINCIPAL                            RATINGS    VALUE
-----------------------------------------------------------
DEPOSITORY INSTITUTIONS (Continued)
            PROVIDIAN NATIONAL
              BANK (SR NOTE)
$3,000,000    6.250%, 05/06/01         BAA3    $ 3,003,690
                                               -----------
                                                 5,986,680
                                               -----------
GENERAL MERCHANDISE STORES -- 1.93%
            WAL-MART STORES, INC
 2,000,000    5.650%, 02/01/10         AA2       1,994,080
                                               -----------
HOLDING AND OTHER INVESTMENT
OFFICES -- 2.87%
            ^AMERCO, INC
 1,000,000    6.650%, 10/15/99         BA1       1,002,558
            ^CRIIMI MAE CMBS CORP
              SERIES 1998-1 (CLASS A1)
 1,000,000    5.697%, 10/20/01         AAA         990,313
            ^CRIIMI MAE CMBS CORP
              SERIES 1998-1 (CLASS A3)
 1,000,000    6.306%, 12/20/07         AAA         982,187
                                               -----------
                                                 2,975,058
                                               -----------
INDUSTRIAL MACHINERY AND
EQUIPMENT -- 1.93%
            IBM CORP DEB
 2,000,000    6.500%, 01/15/28         A1        2,000,480
                                               -----------
NONDEPOSITORY INSTITUTIONS -- 4.10%
            GENERAL MOTORS
 2,000,000    7.375%, 09/09/99         A2        2,033,900
            MONEY STORE, INC NOTE
 2,000,000    8.375%, 04/15/04         BA1       2,205,120
                                               -----------
                                                 4,239,020
                                               -----------
OIL AND GAS EXTRACTION -- 1.47%
            PETRO GEO-SERVICES ASA
              (SR NOTE)
 1,500,000    7.125%, 03/30/28         BAA3      1,518,060
                                               -----------
PRINTING AND PUBLISHING -- 2.90%
            ^TIME WARNER, INC
              (PASS-THRU CERT)
 2,000,000    6.100%, 12/30/01         BAA3      1,990,240
            ZIFF-DAVIS, INC
              (SR SUB NOTE)
 1,000,000    8.500%, 05/01/08         B2        1,010,000
                                               -----------
                                                 3,000,240
                                               -----------
TOTAL CORPORATE BONDS
(Cost $31,901,115)                              31,995,044
                                               -----------
GOVERNMENT BONDS -- 65.81%
AGENCY SECURITIES -- 14.53%
             FEDERAL HOME LOAN
               BANK (FHLB)
  2,000,000    6.035%, 09/27/99                  2,008,440
    500,000    5.370%, 01/16/03                    493,435
             FEDERAL HOME LOAN
               MORTGAGE CORP
                (FHLMC)
  2,000,000    6.070%, 09/21/00                  2,016,560
  1,000,000    5.750%, 07/15/03                  1,000,470
             FEDERAL NATIONAL
               MORTGAGE
               ASSOCIATION (FNMA)
  2,000,000    5.625%, 03/15/01                  1,996,880
             STUDENT LOAN MARKETING
               ASSOCIATION (SLMA)
  6,500,000    5.570%, 03/17/00                  6,490,835
             TENNESSEE VALLEY
               AUTHORITY (TVA)
  1,000,000    6.250%, 12/15/17                  1,031,870
                                               -----------
                                                15,038,490
                                               -----------
 MORTGAGE BACKED SECURITIES -- 27.19%
             FEDERAL HOME LOAN
               MORTGAGE CORP
               (FHLMC)
  1,750,600    7.000%, 09/01/10                  1,791,074
             FEDERAL NATIONAL
               MORTGAGE
               ASSOCIATION (FNMA)
  2,049,838    6.000%, 12/01/08                  2,037,908
  1,482,680    6.500%, 03/01/13                  1,491,205
  2,017,868    8.000%, 03/01/23                  2,093,821
  1,488,397    9.000%, 11/01/25                  1,575,126
  1,000,000    6.500%, 06/01/28                    995,938
  6,500,000  @ 6.500%, 08/25/28                  6,473,545
  6,000,000  @ 7.000%, 08/25/28                  6,084,360
  1,000,000  @ 7.500%, 08/25/28                  1,025,620
             GOVERNMENT NATIONAL
               MORTGAGE
               ASSOCIATION (GNMA)
  1,988,565    7.500%, 11/15/23                  2,046,571
    996,205    7.000%, 04/15/28                  1,012,503
  1,483,744    7.000%, 05/15/28                  1,508,018
                                               -----------
                                                28,135,689
                                               -----------
 U.S. TREASURY SECURITIES -- 24.09%
             U.S. TREASURY BOND
  6,700,000    5.625%, 05/15/08                  6,791,053
  4,600,000    8.000%, 11/15/21                  5,929,676
  2,300,000    6.125%, 11/15/27                  2,464,588
             U.S. TREASURY NOTE
  1,175,000    6.250%, 02/28/02                  1,201,990
  2,000,000    7.250%, 05/15/04                  2,170,000
  6,000,000    6.500%, 10/15/06                  6,371,220
                                               -----------
                                                24,928,527
                                               -----------
 TOTAL GOVERNMENT BONDS
 (Cost $67,451,102)                             68,102,706
                                               -----------
             TOTAL BONDS
             (Cost $99,352,217)                100,097,750
                                               -----------


+ As provided by Moody's Investors Services

30  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                           BOND PLUS FUND
----------------------------------------------------------
  PRINCIPAL                                     VALUE
----------------------------------------------------------
SHORT TERM INVESTMENTS -- 15.83%
COMMERCIAL PAPER -- 15.83%
            ~ ENRON CORP
$2,100,000  # 7.000%, 07/01/98                 $ 2,100,000
            ~ HOUSTON INDUSTRIES
              FINANCECO LP
 4,000,000  # 5.650%, 07/06/98                   3,996,861
            ~ LOCKHEED MARTIN
 2,800,000  # 5.690%, 07/16/98                   2,793,362
            ~ RAYTHEON CO
 4,000,000  # 5.690%, 07/06/98                   3,996,839
            ~ SONAT, INC
 1,000,000  # 5.650%, 07/06/98                     999,215
            ~ VOLVO GROUP TREASURY
              N.A. INC
 2,500,000  # 6.500%, 07/01/98                   2,500,000
                                             -------------
                                                16,386,277
                                             -------------

            TOTAL SHORT TERM INVESTMENTS
            (Cost $16,386,277)                  16,386,277
                                             -------------
            TOTAL PORTFOLIO
            (Cost $115,738,494)               $116,484,027
                                             =============


    ------------------------
 ^ Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At 6/30/98, the value of these securities amounted to $6,952,898 or 6.72% of net assets.

 # All or a portion of this security has been segregated by the Custodian to cover securities purchased on a delayed delivery basis.

 @  These securities have been purchased on a delayed delivery basis.

 ~  Commercial  Paper  issued  under  the  private
    placements exemption under section 4(2) of the Securities Act of 1933, as amended.
    ------------------------
    OTHER  INFORMATION:

    The Composition of Long-Term Debt Holdings as a Percentage of Total Value of Investment in Debt Securities, is as Follows:


                                 MOODY'S RATINGS

                                AAA, AA, A 13.97%
                                BAA        10.59%
                                BA          6.40%
                                B           1.01%

    U.S. Government obligations represent 68.03% of the long term debt portfolio value.

    The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  31

TIAA-CREF Mutual Funds    STATEMENT OF INVESTMENTS       GROWTH AND INCOME FUND
                             (Unaudited)                   Summary by Industry
                           June 30, 1998
---------------------------------------------------------
                                         VALUE        %
---------------------------------------------------------
PREFERRED STOCK
RUBBER AND MISCELLANEOUS
  PLASTICS PRODUCTS                  $      9,954    0.01%
                                     ------------  -----
TOTAL PREFERRED STOCK
(Cost $10,534)                              9,954    0.01
                                     ------------  ------
COMMON STOCK
AGRICULTURAL
  PRODUCTION-- CROPS                       74,475    0.05
AMUSEMENT AND RECREATION
  SERVICES                              1,622,614    1.10
APPAREL AND ACCESSORY STORES              435,565    0.29
APPAREL AND OTHER
  TEXTILE PRODUCTS                        107,150    0.07
AUTO REPAIR, SERVICES
  AND PARKING                              37,053    0.03
AUTOMOTIVE DEALERS AND
  SERVICE STATIONS                         72,325    0.05
BUILDING MATERIALS AND
  GARDEN SUPPLIES                         670,094    0.45
BUSINESS SERVICES                       6,502,142    4.40
CHEMICALS AND ALLIED
  PRODUCTS                             25,484,796   17.25
COMMUNICATIONS                         17,539,708   11.87
DEPOSITORY INSTITUTIONS                 8,079,825    5.47
EATING AND DRINKING PLACES                415,234    0.28
ELECTRIC, GAS, AND
  SANITARY SERVICES                     2,280,525    1.54
ELECTRONIC & OTHER
  ELECTRIC EQUIPMENT                   12,436,567    8.42
FABRICATED METAL PRODUCTS               2,448,870    1.66
FOOD AND KINDRED PRODUCTS               6,094,954    4.12
FOOD STORES                             2,550,829    1.73
FURNITURE AND
  HOMEFURNISHINGS STORES                   84,900    0.06
GENERAL BUILDING CONTRACTORS               30,600    0.02
GENERAL MERCHANDISE STORES              4,534,296    3.07
HEALTH SERVICES                           530,323    0.36
HEAVY CONSTRUCTION,
  EXCEPT BUILDING                          37,031    0.03
HOLDING AND OTHER
  INVESTMENT OFFICES                      992,354    0.67
HOTELS AND OTHER
  LODGING PLACES                        1,894,648    1.28
INDUSTRIAL MACHINERY
  AND EQUIPMENT                         7,326,453    4.96
INSTRUMENTS AND RELATED
  PRODUCTS                              2,947,680    1.99
INSURANCE AGENTS, BROKERS
  AND SERVICE                              99,722    0.07
INSURANCE CARRIERS                     10,540,840    7.13
LEATHER AND LEATHER PRODUCTS                4,519    0.00
LOCAL AND INTERURBAN
  PASSENGER TRANSIT                       115,281    0.08
LUMBER AND WOOD PRODUCTS                  536,275    0.36
METAL MINING                              298,494    0.20
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                            1,605,654    1.09
MISCELLANEOUS RETAIL                      786,775    0.53
MOTION PICTURES                           635,169    0.43
NONDEPOSITORY INSTITUTIONS              5,228,940    3.54
OIL AND GAS EXTRACTION                  9,282,795    6.28
PAPER AND ALLIED PRODUCTS                 859,763    0.58
PERSONAL SERVICES                         128,613    0.09
PETROLEUM AND COAL PRODUCTS             1,314,814    0.89
PRIMARY METAL INDUSTRIES                  396,290    0.27
PRINTING AND PUBLISHING                 1,166,994    0.79
RAILROAD TRANSPORTATION                   383,969    0.26
RUBBER AND MISCELLANEOUS
  PLASTICS PRODUCTS                       861,842    0.58
SECURITY AND COMMODITY
  BROKERS                                 925,600    0.63
STONE, CLAY, AND GLASS
  PRODUCTS                                175,806    0.12
TEXTILE MILL PRODUCTS                      13,669    0.01
TOBACCO PRODUCTS                          860,850    0.58
TRANSPORTATION BY AIR                   1,259,377    0.85
TRANSPORTATION EQUIPMENT                3,343,218    2.26
WHOLESALE TRADE --
  DURABLE GOODS                            88,813    0.06
WHOLESALE TRADE--
  NONDURABLE GOODS                        935,396    0.63
                                     ------------  ------
TOTAL COMMON STOCK
(Cost $130,287,781)                   147,080,489   99.53
                                     ------------  ------
SHORT TERM INVESTMENTS
U.S. GOVERNMENT & AGENCIES              1,720,000    1.16
                                     ------------  ------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,720,000)                       1,720,000    1.16
                                     ------------  ------
TOTAL PORTFOLIO
(Cost $132,018,315)                   148,810,443  100.70
OTHER ASSETS & LIABILITIES, NET        (1,031,136)  (0.70)
                                     ------------  ------
NET ASSETS                           $147,779,307  100.00%
                                     ============  ======


32  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds    STATEMENT OF INVESTMENTS       GROWTH AND INCOME FUND
                               (Unaudited)
                               June 30, 1998
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
PREFERRED STOCK -- 0.01%
RUBBER AND MISCELLANEOUS
PLASTICS PRODUCTS -- 0.01%
     237    SEALED AIR CORP (CLASS A)           $    9,954
                                                ----------
TOTAL PREFERRED STOCK
(Cost $10,534)                                       9,954
                                                ----------
COMMON STOCK -- 99.53%
AGRICULTURAL PRODUCTION -- CROPS -- 0.05%
     1,800  PIONEER-HI-BRED
             INTERNATIONAL, INC                     74,475
                                                ----------
AMUSEMENT AND RECREATION
SERVICES -- 1.10%
     2,100  SMH AG. (BR)                         1,622,614
                                                ----------
APPAREL AND ACCESSORY STORES -- 0.29%
     1,634 oABERCROMBIE & FITCH CO
            (CLASS A)                               71,896
       700 oCHARMING SHOPPES, INC                    3,325
     2,950  GAP, INC                               181,794
       500  NORDSTROM, INC                          38,625
     5,800  TJX COS, INC                           139,925
                                                ----------
                                                   435,565
                                                ----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.07%
     1,200 oFRUIT OF THE LOOM, INC
             (CLASS A)                              39,825
       500  LIZ CLAIBORNE, INC                      26,125
       800  VF CORP                                 41,200
                                                ----------
                                                   107,150
                                                ----------
AUTO REPAIR, SERVICES AND PARKING -- 0.03%
       116  MIDAS, INC                               2,335
     1,100  RYDER SYSTEM, INC                       34,718
                                                ----------
                                                    37,053
                                                ----------
AUTOMOTIVE DEALERS AND SERVICE
STATIONS -- 0.05%
     1,000 oAUTOZONE, INC                           31,938
       700  CIRCUIT CITY STORES-
             CIRCUIT CITY GROUP                     32,813
       400  PEP BOYS MANNY, MOE, &
             JACK CO                                 7,574
                                                ----------
                                                    72,325
                                                ----------
BUILDING MATERIALS AND GARDEN
SUPPLIES -- 0.45%
     6,700  HOME DEPOT, INC                        556,519
     2,800  LOWES COS, INC                         113,575
                                                ----------
                                                   670,094
                                                ----------
BUSINESS SERVICES -- 4.40%
       500  ADOBE SYSTEMS, INC                      21,219
       700  AUTODESK, INC                           27,038
     2,000  AUTOMATIC DATA
              PROCESSING, INC                      145,750
       600 oCERIDIAN CORP                           35,250
       100 oCHOICEPOINT, INC                         5,063
     2,700  COGNIZANT CORP                         170,100
    21,076  COMPUTER ASSOCIATES
              INTERNATIONAL, INC                 1,171,035
     2,500 oCOMPUTER SCIENCES CORP                 160,000
     1,200  DUN & BRADSTREET CORP                   43,350
     1,900  EQUIFAX, INC                            68,994
     3,100  FIRST DATA CORP                        103,269
     2,800  HBO& C0                                 98,700
       800  INTERPUBLIC GROUP OF COS, INC           48,550
    28,300 oMICROSOFT CORP                       3,067,013
     2,700  NEWELL COS, INC                        134,494
     2,400 oNOVELL, INC                             30,600
    10,750 oORACLE CORP                            264,047
     1,800 oPARAMETRIC TECHNOLOGY CORP              48,824
       200  SHARED MEDICAL SYSTEMS CORP             14,687
    26,380 oYOUNG & RUBICAM, INC                   844,159
                                                ----------
                                                 6,502,142
                                                ----------
CHEMICALS AND ALLIED PRODUCTS -- 17.25%
    13,400  ABBOTT LABORATORIES CO                 547,725
     1,600  AIR PRODUCTS & CHEMICALS, INC           64,000
       400  ALBERT0 CULVER CO(CLASS B)              11,600
        20 oALLERGAN SPECIALTY
              THERAPEUTICS, INC (CLASS A)              205
     1,100  ALLERGAN, INC                           51,013
       600 oALZA CORP                               25,950
    46,435  AMERICAN HOME PRODUCTS
              CORP                               2,403,011
     4,700 oAMGEN, INC                             307,263
       900  AVON PRODUCTS, INC                      69,750
    23,387  BRISTOL MYERS SQUIBB CO              2,688,043
       800  CLOROX CO                               76,300
     2,000  COLGATE PALMOLIVE CO                   176,000
        30 oCRESCENDO PHARMACEUTICALS
              CORP                                     381
    31,476  DU PONT (E.I.) DE NEMOURS & CO       2,348,897
       500  EASTMAN CHEMICAL CO                     31,125
     1,400  ECOLAB, INC                             43,400
       500 oFMC CORP                                34,094
       400  GREAT LAKES CHEMICAL CORP               15,775
     1,600  HERCULES, INC                           65,800
    20,342 oIMPERIAL CHEMICAL INDUSTRIES
              PLC (ADR)                          1,312,059
     2,000  INTERNATIONAL FLAVORS &
              FRAGRANCES, INC                       86,875
     9,100  JOHNSON & JOHNSON CO                   671,125
     7,600  LILLY (ELI) & CO                       502,075
    30,738  MERCK & CO, INC                      4,111,208
     1,300  MORTON INTERNATIONAL, INC               32,500
       500  NALCO CHEMICAL CORP                     17,563


See notes to financial statements                  1998 SEMI-ANNUAL REPORT  33

TIAA-CREF Mutual Funds                                  GROWTH AND INCOME FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
CHEMICALS AND ALLIED PRODUCTS -- (Continued)
       100 oOCTEL CORP                        $      1,988
    57,609 oOMEGA PROTEIN CORP                     885,738
    27,842  PFIZER, INC                          3,026,077
     8,100  PHARMACIA & UPJOHN, INC                373,613
     1,100  PRAXAIR, INC                            51,494
    38,608  PROCTER & GAMBLE CO                  3,515,741
       400  ROHM & HAAS CO                          41,575
    14,439  SCHERING-PLOUGH CORP                 1,322,973
     1,200  SHERWIN-WILLIAMS CO                     39,749
       700  SIGMA ALDRICH CORP                      24,587
     2,100  UNION CARBIDE CORP                     112,087
     5,700  WARNER-LAMBERT CO                      395,437
                                               -----------
                                                25,484,796
                                               -----------
COMMUNICATIONS -- 11.87%
    31,062 oAIRTOUCH COMMUNICATIONS,
              INC                                1,815,186
     3,400  ALLTEL CORP                            158,100
    13,200  AMERITECH CORP                         592,350
    50,066  AT & T CORP                          2,860,020
    10,608  BELL ATLANTIC CORP                     483,990
     7,100  BELLSOUTH CORP                         476,588
     4,400  CBS CORP                               139,700
     1,000 oCLEAR CHANNEL
              COMMUNICATIONS, INC                  109,125
    21,124 oCOM21, INC                             448,885
     2,400  COMCAST CORP (CLASS A) SPECIAL          97,425
     1,100  FRONTIER CORP                           34,650
     6,600  GTE CORP                               367,125
    28,845  LUCENT TECHNOLOGIES, INC             2,399,543
     4,700  MCI COMMUNICATIONS CORP                273,188
     5,400 oMEDIA ONE GROUP, INC                   237,263
       500 oNEXTEL COMMUNICATIONS, INC
              (CLASS A)                             12,438
    51,200 oRCN CORP                               992,000
    69,741  SBC COMMUNICATIONS, INC              2,789,640
     3,000  SPRINT CORP                            211,500
     5,927 oTELE-COMMUNICATIONS, INC
              (CLASS A)                            227,819
     3,346 oTELECOM-TCI VENTURES GROUP
              (CLASS A)                             67,129
     4,014 oUS WEST, INC                           188,690
    52,797 oWORLDCOM, INC                        2,557,354
                                               -----------
                                                17,539,708
                                               -----------
DEPOSITORY INSTITUTIONS -- 5.47%
    22,278  ASTORIA FINANCIAL CORP               1,191,873
     4,390  BANC ONE CORP                          245,017
     2,700  BANK OF NEW YORK CO, INC               163,856
    22,606  BANKAMERICA CORP                     1,954,006
     2,000  BANKBOSTON CORP                        111,250
       500  BANKERS TRUST CORP                      58,031
     9,500  CHASE MANHATTAN CORP                   717,250
     4,400  CITICORP CO                            656,700
     1,050  COMERICA, INC                           69,563
     1,650  FIFTH THIRD BANCORP                    103,950
     4,400  FIRST CHICAGO NBD CORP                 389,950
     1,800  FLEET FINANCIAL GROUP, INC             150,300
       700  GOLDEN WEST FINANCIAL CORP              74,419
     1,000  H.F. AHMANSON & CO                      71,000
     8,100  KEYCORP                                288,563
     1,800  MELLON BANK CORP                       125,325
     3,000  MORGAN (J.P.) & CO, INC                351,375
     1,500  NATIONAL CITY CORP                     106,500
     5,200  NORWEST CORP                           194,350
     5,500  PNC BANK CORP                          295,969
     1,500  SUNTRUST BANKS, INC                    121,969
     4,965  U.S. BANCORP                           213,495
     1,100  WACHOVIA CORP                           92,950
     2,550  WASHINGTON MUTUAL, INC                 110,765
       600  WELLS FARGO & CO                       221,399
                                               -----------
                                                 8,079,825
                                               -----------
EATING AND DRINKING PLACES -- 0.28%
     2,300  DARDEN RESTAURANTS, INC                 36,513
     4,700  MCDONALDS CORP                         324,300
     1,050 oTRICON GLOBAL
              RESTAURANTS, INC                      33,272
       900  WENDYS INTERNATIONAL, INC               21,149
                                               -----------
                                                   415,234
                                               -----------
ELECTRIC, GAS, AND SANITARY
SERVICES -- 1.54%
       700  AMEREN CORP                             27,825
     1,300  AMERICAN ELECTRIC POWER
              CO, INC                               58,988
     2,600  BALTIMORE GAS & ELECTRIC CO             80,763
     2,700  BROWNING FERRIS INDUSTRIES, INC         93,825
     1,000  CAROLINA POWER & LIGHT CO               43,375
     1,500  CENTRAL & SOUTH WEST CORP               40,313
     2,400  CINERGY CORP                            84,000
     1,700  COASTAL CORP                           118,681
     1,600  CONSOLIDATED EDISON CO OF
              N.Y., INC                             73,700
     1,300  DOMINION RESOURCES, INC                 52,975
     1,900  DTE ENERGY CO                           76,713
     2,500  DUKE ENERGY CORP                       148,125
     2,800  EDISON INTERNATIONAL CO                 82,775
     1,600  ENTERGY CORP                            46,000
     4,200  FIRSTENERGY CORP                       129,150
     1,300  FPL GROUP, INC                          81,900
       800  GPU, INC                                30,250
     1,710  HOUSTON INDUSTRIES, INC                 52,796
     1,120 oLAIDLAW ENVIRONMENTAL
              SERVICES, INC                          4,060
     1,000 oNIAGARA MOHAWK POWER CORP               14,938
       300  NICOR, INC                              12,038
     1,000  NORTHERN STATES POWER CO                28,625
       200  ONEOK, INC                               7,975
     2,000  PACIFICORP                              45,250
     4,100  PECO ENERGY CO                         119,669

34  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                  GROWTH AND INCOME FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
ELECTRIC, GAS, AND SANITARY
SERVICES -- (Continued)
       200  PEOPLES ENERGY CORP               $      7,725
     2,800  PG&E CORP                               88,375
     1,100  PP&L RESOURCES, INC                     24,956
     3,600  PUBLIC SERVICE ENTERPRISE
              GROUP, INC                           123,975
       902 oSEMPRA ENERGY                           25,038
       600  SONAT, INC                              23,175
     4,700  SOUTHERN CO                            130,131
     1,612  TEXAS UTILITIES CO                      67,100
     1,500  UNICOM CORP                             52,593
     3,100  WASTE MANAGEMENT, INC                  108,499
     2,200  WILLIAMS COS, INC                       74,249
                                               -----------
                                                 2,280,525
                                               -----------
ELECTRONIC & OTHER ELECTRIC
EQUIPMENT -- 8.42%
     1,000 oADVANCED MICRO DEVICES, INC             17,063
     1,500  AMP, INC                                51,563
     1,500 oANDREW CORP                             27,094
     3,000 oASCEND COMMUNICATIONS, INC             148,688
    23,905  COOPER INDUSTRIES, INC               1,313,281
       800 oDSC COMMUNICATIONS CORP                 24,000
     3,100  EMERSON ELECTRIC CO                    187,163
    55,440  GENERAL ELECTRIC CO                  5,045,040
     2,700 oGENERAL INSTRUMENT CORP                 73,406
       250 oGENERAL SEMICONDUCTOR, INC               2,469
     1,200  HARRIS CORP                             53,625
    13,900  INTEL CORP                           1,030,338
     2,600 oLSI LOGIC CORP                          59,963
       700  MAYTAG CO                               34,563
     2,400 oMICRON TECHNOLOGY, INC                  59,550
     4,100  MOTOROLA, INC                          215,506
     1,000 oNATIONAL SEMICONDUCTOR
              CORP                                  13,188
    45,012  NOKIA OYJ (ADR)                      3,266,183
     5,600  NORTHERN
              TELECOMMUNICATIONS LTD (U.S.)        317,800
       500  SCIENTIFIC-ATLANTA, INC                 12,687
     3,400 oTELLABS, INC                           243,524
     2,600  TEXAS INSTRUMENTS, INC                 151,612
     1,000 oTHERMO ELECTRON CORP                    34,187
       400  THOMAS & BETTS CORP                     19,700
       500  WHIRLPOOL CORP                          34,374
                                              ------------
                                                12,436,567
                                              ------------
FABRICATED METAL PRODUCTS -- 1.66%
       300  AEROQUIP-VICKERS, INC                   17,513
       200  BALL CORP                                8,038
       300  CRANE CO                                14,569
       900  CROWN CORK & SEAL CO, INC               42,750
    11,800  GILLETTE CO                            668,913
     2,400  ILLINOIS TOOL WORKS, INC               160,050
     1,100  MASCO CORP                              66,550
     1,950  PARKER-HANNIFIN CORP                    74,344
     1,500  ROCKWELL INTERNATIONAL
              CORP                                  72,093
       400  SNAP-ON, INC                            14,500
    31,508  STANLEY WORKS CO                     1,309,550
                                              ------------
                                                 2,448,870
                                              ------------
FOOD AND KINDRED PRODUCTS -- 4.12%
        70 oAGRIBRANDS INTERNATIONAL, INC            2,118
     4,300  ANHEUSER BUSCH COS, INC                202,906
     3,885  ARCHER DANIELS MIDLAND CO               75,272
     2,000  BESTFOODS, INC                         116,125
       500  BROWN FORMAN, INC (CLASS B)             32,125
     3,200  CAMPBELL SOUP CO                       170,000
    22,600  COCA COLA CO                         1,932,300
     6,300  CONAGRA, INC                           199,631
       300  COORS (ADOLPH) CO (CLASS B)             10,200
       250 oCORN PRODUCTS
              INTERNATIONAL, INC                     8,469
     1,200  GENERAL MILLS, INC                      82,050
     2,500  HEINZ (H.J.) CO                        140,313
     1,000  HERSHEY FOODS CORP                      69,000
     2,800  KELLOGG CO                             105,175
    58,010  PEPSICO, INC                         2,389,287
       900  QUAKER OATS CO                          49,444
       700  RALSTON PURINA CO                       81,769
     3,300  SARA LEE CORP                          184,594
     3,500  SEAGRAMS CO LTD (U.S.)                 143,281
       320 oVLASIC FOODS
              INTERNATIONAL, INC                     6,440
       700  WHITMAN CORP                            16,055
       800  WRIGLEY (WM) JR CO                      78,400
                                              ------------
                                                 6,094,954
                                              ------------
FOOD STORES -- 1.73%
     1,700  ALBERTSONS, INC                         88,081
     4,200  AMERICAN STORES CO                     101,588
       400  GIANT FOOD, INC (CLASS A)               17,225
       300  GREAT ATLANTIC & PACIFIC
              TEA CO, INC                            9,919
     1,700 oKROGER CO                               72,888
    54,315 oSAFEWAY, INC                         2,209,941
     1,000  WINN DIXIE STORES, INC                  51,187
                                              ------------
                                                 2,550,829
                                              ------------
FURNITURE AND HOMEFURNISHINGS
STORES -- 0.06%
     1,600  TANDY CORP                              84,900
                                              ------------
GENERAL BUILDING CONTRACTORS -- 0.02%
       400  CENTEX CORP                             15,100
       300  KAUFMAN & BROAD HOME CORP                9,525
       200  PULTE CORP                               5,975
                                              ------------
                                                    30,600
                                              ------------
GENERAL MERCHANDISE STORES -- 3.07%
     1,400 oCOSTCO COS, INC                         88,288

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  35

TIAA-CREF Mutual Funds                                  GROWTH AND INCOME FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
GENERAL MERCHANDISE STORES -- (Continued)
    59,478  DAYTON HUDSON CORP                $  2,884,683
       800  DILLARDS, INC (CLASS A)                 33,150
     2,000 oFEDERATED DEPARTMENT
              STORES, INC                          107,625
       500  HARCOURT GENERAL, INC                   29,750
     4,300 oK MART CORP                             82,775
     3,000  MAY DEPARTMENT STORES CO               196,500
       300  MERCANTILE STORES CO, INC               23,681
     1,700  PENNEY, (J.C.) CO, INC                 122,931
       900 oVENATOR GROUP, INC                      17,213
    15,600  WAL-MART STORES, INC                   947,700
                                              ------------
                                                 4,534,296
                                              ------------
HEALTH SERVICES -- 0.36%
       700 oBEVERLY ENTERPRISES, INC                 9,669
     5,600  COLUMBIA/HCA HEALTHCARE
              CORP                                 163,100
     2,400 oHEALTHSOUTH CORP                        64,050
     1,100 oHUMANA, INC                             34,306
     1,000  MANOR CARE, INC                         38,438
       318 oPHARMERICA, INC                          3,836
     4,300 oTENET HEALTHCARE CORP                  134,374
     1,300  UNITED HEALTHCARE CORP                  82,550
                                              ------------
                                                   530,323
                                              ------------
HEAVY CONSTRUCTION, EXCEPT
BUILDING -- 0.03%
       600  FLUOR CORP                              30,600
       300  FOSTER WHEELER CORP                      6,431
                                              ------------
                                                    37,031
                                              ------------
HOLDING AND OTHER INVESTMENT
OFFICES -- 0.67%
     3,450  MBNA CORP                              113,850
    10,362  NATIONSBANK CORP                       792,693
       800  REPUBLIC NEW YORK CORP                  50,350
       734  STARWOOD HOTELS & RESORTS               35,461
                                              ------------
                                                   992,354
                                              ------------
HOTELS AND OTHER LODGING PLACES-- 1.28%
    83,443 oCENDANT CORP                         1,741,873
     1,700 oHARRAHS ENTERTAINMENT, INC              39,525
     1,700  HILTON HOTELS CORP                      48,450
     1,800  MARRIOTT INTERNATIONAL
              (CLASS A)                             58,275
       225 oSODEXHO MARRIOTT
              SERVICES, INC                          6,525
                                              ------------
                                                 1,894,648
                                              ------------
INDUSTRIAL MACHINERY AND
EQUIPMENT -- 4.96%
     2,300 o3COM CORP                               70,581
       900 oAPPLE COMPUTER, INC                     25,819
     2,400 oAPPLIED MATERIALS, INC                  70,800
     1,100  BAKER HUGHES, INC                       38,019
     1,400 oBAY NETWORKS, INC                       45,150
       600  BLACK & DECKER CORP                     36,600
       700  BRUNSWICK CORP                          17,325
     1,100 oCABLETRON SYSTEMS, INC                  14,781
       500  CASE CORP                               24,125
     2,600  CATERPILLAR, INC                       137,475
       600  CINCINNATI MILACRON, INC                14,588
    10,400 oCISCO SYSTEMS, INC                     957,450
    12,608  COMPAQ COMPUTER CORP                   357,752
       300  CUMMINS ENGINE CO, INC                  15,375
       300 oDATA GENERAL CORP                        4,481
     2,900  DEERE & CO                             153,338
     7,200 oDELL COMPUTER CORP                     668,250
     1,600  DOVER CORP                              54,800
     1,200  DRESSER INDUSTRIES, INC                 52,875
       100  EASTERN ENTERPRISES CO                   4,288
       700  EATON CORP                              54,425
     3,400 oEMC CORP                               152,363
       500  GENERAL SIGNAL CORP                     18,000
       300  HARNISCHFEGER INDUSTRIES, INC            8,494
     7,000  HEWLETT-PACKARD CO                     419,125
       350  HUSSMANN INTERNATIONAL, INC              6,497
     1,050  INGERSOLL-RAND CO                       46,266
       300 oINTERGRAPH CORP                          2,569
    17,201  INTERNATIONAL BUSINESS
              MACHINES CORP                      1,974,890
       400  MCDERMOTT INTERNATIONAL,
              INC                                   13,775
       900  PALL CORP                               18,450
     2,000  PITNEY BOWES, INC                       96,250
     4,500 oSEAGATE TECHNOLOGY, INC                107,156
     1,200 oSILICON GRAPHICS, INC                   14,550
     2,500 oSUN MICROSYSTEMS, INC                  108,594
       900  TIMKEN CO                               27,730
    52,561 oUNISYS CORP                          1,484,847
       400 oUNOVA, INC                               8,600
                                              ------------
                                                 7,326,453
                                              ------------
INSTRUMENTS AND RELATED PRODUCTS-- 1.99%
       900  BARD (C.R.), INC                        34,256
       400  BAUSCH & LOMB, INC                      20,050
     1,900  BAXTER INTERNATIONAL, INC              102,244
       800  BECTON DICKINSON & CO                  62,100
       800  BIOMET, INC                             26,450
     3,300 oBOSTON SCIENTIFIC CORP                 236,363
     2,800  EASTMAN KODAK CO                      204,575
       300  EG & G, INC                              9,000
     2,000  GUIDANT CORP                           142,625
       900  HONEYWELL, INC                          75,206
       600  JOHNSON CONTROLS, INC                   34,313
       500  MALLINCKRODT, INC                       14,844
     3,200  MEDTRONIC, INC                         204,000
       300  MILLIPORE CORP                           8,175
       300  PERKIN-ELMER CORP                       18,656
       500  POLAROID CORP                           17,781
       318  RAYTHEON CO (CLASS A)                   18,325
     3,400  RAYTHEON CO(CLASS B)                   201,025

36  1998 SEMI-ANNUAL REPORT                   See notes to financial statement

TIAA-CREF Mutual Funds                                  GROWTH AND INCOME FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
INSTRUMENTS AND RELATED
PRODUCTS -- (Continued)
       600 oST. JUDE MEDICAL, INC             $     22,088
       300  TEKTRONIX, INC                          10,612
       500  U.S. SURGICAL CORP                      22,812
    14,388  XEROX CORP                           1,462,180
                                              ------------
                                                 2,947,680
                                              ------------
INSURANCE AGENTS, BROKERS AND
SERVICE -- 0.07%
     1,650  MARSH & MCLENNAN COS, INC               99,722
                                              ------------
INSURANCE CARRIERS -- 7.13%
     1,000  AETNA, INC                              76,125
    20,971  ALLSTATE CORP                        1,920,157
     5,700  AMERICAN INTERNATIONAL
              GROUP, INC                           832,200
     1,100  AON CORP                                77,275
     1,200  CHUBB CORP                              96,450
     3,900  CIGNA CORP                             269,100
     1,000  CINCINNATI FINANCIAL CORP               38,375
     3,000  CONSECO, INC                           140,250
    24,985  EXEL LTD                             1,944,145
       600  GENERAL REINSURANCE CORP               152,100
       800  HARTFORD FINANCIAL SERVICES
              GROUP, INC                            91,500
       750  JEFFERSON-PILOT CORP                    43,453
    27,311  LIFE RE CORP                         2,263,399
       700  LINCOLN NATIONAL CORP                   63,963
       800  LOEWS CORP                              69,700
       600  MBIA, INC                               44,925
       800  MGIC INVESTMENT CORP                    45,650
     1,300  PROGRESSIVE CORP                       183,300
       600  PROVIDIAN FINANCIAL CORP                47,138
       900  SAFECO CORP                             40,894
     1,650  ST. PAUL COS, INC                       69,403
     1,350  SUNAMERICA, INC                         77,541
     1,000  TORCHMARK CORP                          45,750
       500  TRANSAMERICA CORP                       57,563
    29,608  TRAVELERS GROUP, INC                 1,794,984
     1,000  UNUM CORP                               55,500
                                              ------------
                                                10,540,840
                                              ------------
LEATHER AND LEATHER PRODUCTS -- 0.00%
       300  STRIDE RITE CORP                         4,519
                                              ------------
LOCAL AND INTERURBAN PASSENGER
TRANSIT -- 0.08%
     7,900  LAIDLAW, INC                            96,281
     1,600 oLAIDLAW, INC (CLASS B)                  19,000
                                              ------------
                                                   115,281
                                              ------------
LUMBER AND WOOD PRODUCTS -- 0.36%
       600  GEORGIA-PACIFIC CORP
              (PACKAGING GROUP)                     35,363
       600  GEORGIA-PACIFIC CORP
              (TIMBER GROUP)                        13,838
       800  LOUISIANA PACIFIC CORP                  14,600
    35,800  MACMILLAN BLOEDEL LTD                  382,212
     1,400  WEYERHAEUSER CO                         64,662
       800  WILLAMETTE INDUSTRIES, INC              25,600
                                              ------------
                                                   536,275
                                              ------------
METAL MINING -- 0.20%
     1,600  ALCAN ALUMINIUM CO LTD (U.S.)           44,200
     2,600  BARRICK GOLD CORP                       49,888
     1,600  BATTLE MOUNTAIN GOLD CO                  9,500
       600  CYPRUS AMAX MINERALS CO                  7,950
     1,000 oECHO BAY MINES LTD (U.S.)                2,250
     2,500  FREEPORT-MCMORAN COPPER
              & GOLD, INC (CLASS B)                 37,969
     1,000  HOMESTAKE MINING CO                     10,375
     2,800  INCO LTD CO                             38,150
     1,100  NEWMONT MINING CORP                     25,988
       400  PHELPS DODGE CORP                       22,874
     4,200  PLACER DOME, INC                        49,350
                                              ------------
                                                   298,494
                                              ------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES -- 1.09%
       300  ARMSTRONG WORLD
              INDUSTRIES, INC                       20,213
       900  HASBRO, INC                             35,381
       500  JOSTENS, INC                            11,938
     2,000  MATTEL, INC                             84,625
     2,900  MINNESOTA MINING &
              MANUFACTURING CO                     238,344
       100  NACCO INDUSTRIES, INC (CLASS A)         12,925
    19,083  TYCO INTERNATIONAL LTD               1,202,228
                                              ------------
                                                 1,605,654
                                              ------------
MISCELLANEOUS RETAIL -- 0.53%
     2,200  CVS CORP                                85,663
       600  LONGS DRUG STORES CORP                  17,325
     1,600  RITE AID CORP                           60,100
     6,100  SEARS ROEBUCK & CO                     372,481
     4,700 oTOYS R US, INC                         110,744
     3,400  WALGREEN CO                            140,462
                                              ------------
                                                   786,775
                                              ------------
MOTION PICTURES -- 0.43%
     5,900  DISNEY (WALT) CO                       619,869
       600 oKING WORLD PRODUCTIONS, INC             15,300
                                              ------------
                                                   635,169
                                              ------------
NONDEPOSITORY INSTITUTIONS -- 3.54%
     5,500  AMERICAN EXPRESS CO                    627,000
     1,700  AMERICAN GENERAL CORP                  121,019
    17,157 oASSOCIATES FIRST CAPITAL CORP        1,318,944
       400  BENEFICIAL CORP                         61,275
       700  COUNTRYWIDE CREDIT
              INDUSTRIES, INC                       35,525
    38,373  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                        2,331,160

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  37

TIAA-CREF Mutual Funds                                  GROWTH AND INCOME FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
NONDEPOSITORY INSTITUTIONS -- (Continued)
     6,268 oFIRST UNION CORP                 $     365,111
     4,800  FREDDIE MAC                            225,900
       900  GREEN TREE FINANCIAL CORP               38,531
     2,100  HOUSEHOLD INTERNATIONAL,
              INC                                  104,475
                                              ------------
                                                 5,228,940
                                              ------------
OIL AND GAS EXTRACTION -- 6.28%
    12,200  AMOCO CORP                             507,825
     1,205  BURLINGTON RESOURCES, INC               51,890
       600  COLUMBIA ENERGY GROUP                   33,375
       700  CONSOLIDATED NATURAL
              GAS CO                                41,213
       749 oEEX CORP                                 7,022
    61,820  EXXON CORP                           4,409,072
     1,700  HALLIBURTON CO                          75,756
       400  HELMERICH & PAYNE, INC                   8,900
       700  KERR-MCGEE CORP                         40,513
    14,009  MOBIL CORP                           1,073,440
     2,300  OCCIDENTAL PETROLEUM CORP               62,100
     1,600 oORYX ENERGY CO                          35,400
     1,800  PHILLIPS PETROLEUM CO                   86,738
       600 oROWAN COS, INC                          11,663
    15,600  ROYAL DUTCH PETROLEUM CO
              (N.Y. REGD)ADR                       855,075
       700 oSANTA FE ENERGY
              RESOURCES, INC                         7,525
    27,236  SCHLUMBERGER LTD                     1,860,559
     1,700  UNION PACIFIC RESOURCES
              GROUP, INC                            29,855
     1,000 oWESTERN ATLAS, INC                      84,874
                                              ------------
                                                 9,282,795
                                              ------------
PAPER AND ALLIED PRODUCTS -- 0.58%
       700  AVERY DENNISON CORP                     37,625
       400  BEMIS, INC                              16,350
       300  BOISE CASCADE CORP                       9,825
       700  CHAMPION INTERNATIONAL
              CORP                                  34,431
     2,500  FORT JAMES CORP                        111,250
     2,100  INTERNATIONAL PAPER CO                  90,300
     5,500  KIMBERLY-CLARK CORP                    252,313
     1,900  MEAD CORP                               60,325
       200  POTLATCH CORP                            8,400
     1,700 oSTONE CONTAINER CORP                    26,563
       400  TEMPLE-INLAND, INC                      21,550
     3,100  TENNECO, INC                           117,994
       500  UNION CAMP CORP                         24,813
     1,700  WESTVACO CORP                           48,024
                                              ------------
                                                   859,763
                                              ------------
PERSONAL SERVICES -- 0.09%
       700  BLOCK (H&R), INC                        29,488
       600  NATIONAL SERVICE
              INDUSTRIES, INC                       30,525
     1,600  SERVICE CORP INTERNATIONAL              68,600
                                              ------------
                                                   128,613
                                              ------------
PETROLEUM AND COAL PRODUCTS -- 0.89%
       600  AMERADA HESS CORP                       32,588
     1,400  ASHLAND, INC                            72,275
     2,200  ATLANTIC RICHFIELD CO                  171,875
     7,100  CHEVRON CORP                           589,744
       300  PENNZOIL CO                             15,188
     1,500  SUN CO, INC                             58,219
     3,706  TEXACO, INC                            221,201
     4,300  UNOCAL CORP                            153,724
                                              ------------
                                                 1,314,814
                                              ------------
PRIMARY METAL INDUSTRIES -- 0.27%
     1,200  ALLEGHENY TELEDYNE, INC                 27,450
     2,300  ALUMINUM CO OF AMERICA                 151,656
       700 oARMCO, INC                               4,463
       300  ASARCO, INC                              6,675
     1,400 oBETHLEHEM STEEL CORP                    17,413
       333 oCOMMSCOPE, INC                           5,390
     1,000  ENGELHARD CORP                          20,250
       300  INLAND STEEL INDUSTRIES, INC             8,456
       600  NUCOR CORP                              27,600
       500  REYNOLDS METALS CO                      27,969
     2,000  USX-MARATHON GROUP, INC                 68,625
       600  USX-US STEEL GROUP, INC                 19,800
       700  WORTHINGTON INDUSTRIES, INC             10,543
                                              ------------
                                                   396,290
                                              ------------
PRINTING AND PUBLISHING -- 0.79%
       500  AMERICAN GREETINGS CORP
              (CLASS A)                             25,469
     1,400  DELUXE CORP                             50,138
     1,000  DONNELLEY (R.R.) & SONS CO              45,750
       700  DOW JONES & CO, INC                     39,025
     2,600  GANNETT CO, INC                        184,763
       200  HARLAND (JOHN H.) CO                     3,388
       600  KNIGHT-RIDDER, INC                      33,038
       700  MCGRAW HILL COS, INC                    57,094
       400  MEREDITH CORP                           18,775
       600  MOORE CORP LTD                           7,950
       700  NEW YORK TIMES CO (CLASS A)             55,475
     3,800  TIME WARNER, INC                       324,663
       700  TIMES MIRROR CO SERIES A                44,012
       900  TRIBUNE CO                              61,930
     3,700 oVIACOM, INC (CLASS B)                  215,524
                                              ------------
                                                 1,166,994
                                              ------------
RAILROAD TRANSPORTATION -- 0.26%
     1,400  BURLINGTON NORTHERN
              SANTA FE CORP                        137,463
     2,000  CSX CORP                                91,000
     2,700  NORFOLK SOUTHERN CORP                   80,494
     1,700  UNION PACIFIC CORP                      75,012
                                              ------------
                                                   383,969
                                              ------------

38  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                  GROWTH AND INCOME FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
RUBBER AND MISCELLANEOUS PLASTICS
PRODUCTS -- 0.58%
       500  COOPER TIRE & RUBBER CO          $      10,313
     1,600  DOW CHEMICAL CO                        154,700
     1,100  GOODRICH (B.F.) CO                      54,588
     1,100  GOODYEAR TIRE & RUBBER CO               70,881
       500 oGRACE, W.R. & CO                         8,531
     5,800  MONSANTO CO                            324,075
     2,000  NIKE, INC (CLASS B)                     97,375
     1,300  RAYCHEM CORP                            38,431
       400 oREEBOK INTERNATIONAL LTD                11,075
     1,000  RUBBERMAID, INC                         33,188
       268 oSEALED AIR CORP                          9,849
       820  SOLUTIA, INC                            23,524
       900  TUPPERWARE CORP                         25,312
                                              ------------
                                                   861,842
                                              ------------
SECURITY AND COMMODITY BROKERS -- 0.63%
     2,200  LEHMAN BROTHERS
              HOLDINGS, INC                        170,638
     2,300  MERRILL LYNCH & CO, INC                212,175
     5,300  MORGAN STANLEY, DEAN
              WITTER & CO                          484,287
     1,800  SCHWAB (CHARLES) CORP                   58,500
                                              ------------
                                                   925,600
                                              ------------
STONE, CLAY, AND GLASS PRODUCTS-- 0.12%
     1,600  CORNING, INC                            55,600
       900  OWENS CORNING CO                        36,731
     1,200  PPG INDUSTRIES, INC                     83,475
                                              ------------
                                                   175,806
                                              ------------
TEXTILE MILL PRODUCTS -- 0.01%
       300  RUSSELL CORP                             9,056
       100  SPRING INDUSTRIES, INC                   4,613
                                              ------------
                                                    13,669
                                              ------------
TOBACCO PRODUCTS -- 0.58%
     1,200  FORTUNE BRANDS, INC                     46,125
    19,800  PHILIP MORRIS COS, INC                 779,625
     1,300  UST, INC                                35,100
                                              ------------
                                                   860,850
                                              ------------
TRANSPORTATION BY AIR -- 0.85%
     1,600 oAMR CORP                               133,200
    14,074 oCONTINENTAL AIRLINES, INC
              (CLASS B)                            856,755
       500  DELTA AIRLINES, INC                     64,625
     1,040 oFDX CORP                                65,260
     1,500  SOUTHWEST AIRLINES CO                   44,437
     1,200 oU.S. AIRWAYS GROUP, INC                 95,100
                                              ------------
                                                 1,259,377
                                              ------------
TRANSPORTATION EQUIPMENT -- 2.26%
    22,502  ALLIED SIGNAL, INC                     998,526
     6,720  BOEING CO                              299,460
     7,700  CHRYSLER CORP                          434,088
       700  DANA CORP                               37,450
       400  ECHLIN, INC                             19,625
       200  FLEETWOOD ENTERPRISES, INC               8,000
     8,200  FORD MOTOR CO                          483,800
       800  GENERAL DYNAMICS CORP                   37,200
     5,000  GENERAL MOTORS CORP                    334,063
       800  ITT INDUSTRIES, INC                     29,900
     1,300  LOCKHEED MARTIN CORP                   137,638
       500  MERITOR AUTOMOTIVE, INC                 12,000
     1,100 oNAVISTAR INTERNATIONAL CORP             31,763
     1,100  NORTHROP GRUMMAN CORP                  113,438
     1,100  PACCAR, INC                             57,475
     1,100  TEXTRON, INC                            78,855
     1,500  TRW, INC                                81,937
     1,600  UNITED TECHNOLOGIES CORP               148,000
                                              ------------
                                                 3,343,218
                                              ------------
WHOLESALE TRADE-DURABLE GOODS -- 0.06%
       200  BRIGGS & STRATTON CORP                   7,488
     1,200  GENUINE PARTS CO                        41,475
       800  GRAINGER (W.W.), INC                    39,850
                                              ------------
                                                    88,813
                                              ------------
WHOLESALE TRADE-NONDURABLE GOODS-- 0.63%
     2,000  CARDINAL HEALTH, INC                   187,500
     2,100  ENRON CORP                             113,531
       300  FLEMING COS, INC                         5,269
       900  IKON OFFICE SOLUTIONS, INC              13,106
       400  SUPERVALU, INC                          17,750
     2,400  SYSCO CORP                              61,500
     6,800  UNILEVER NV-- N.Y. SHARES              536,740
                                              ------------
                                                   935,396
                                              ------------
            TOTAL COMMON STOCK
            (Cost $130,287,781)                147,080,489
                                              ------------
SHORT TERM INVESTMENTS -- 1.16%
U.S. GOVERNMENT & AGENCIES -- 1.16%
            FEDERAL HOME LOAN BANK
$1,720,000   5.400%, 07/01/98                    1,720,000
                                              ------------
            TOTAL SHORT TERM INVESTMENTS
            (Cost $1,720,000)                    1,720,000
                                              ------------

            TOTAL PORTFOLIO
            (Cost $132,018,315)               $148,810,443
                                              ============
------------------
 o Non-income producing
   The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  39

TIAA-CREF Mutual Funds    STATEMENT OF INVESTMENTS          GROWTH EQUITY FUND
                               (Unaudited)                 Summary by Industry
                            June 30, 1998
---------------------------------------------------------
                                          VALUE      %
---------------------------------------------------------

PREFERRED STOCK
HEALTH SERVICES                       $        47    0.00%
RUBBER AND MISCELLANEOUS
  PLASTICS PRODUCTS                        11,970    0.01
                                      -----------   -----
TOTAL PREFERRED STOCK
(Cost $12,766)                             12,017    0.01
                                      -----------  ------
COMMON STOCK
AGRICULTURAL PRODUCTION --
  CROPS                                   118,038    0.08
AMUSEMENT AND RECREATION
  SERVICES                              5,544,220    3.54
APPAREL AND ACCESSORY STORES              455,292    0.29
APPAREL AND OTHER TEXTILE
  PRODUCTS                                 75,375    0.05
AUTO REPAIR, SERVICES AND PARKING          54,313    0.04
AUTOMOTIVE DEALERS AND
  SERVICE STATIONS                         91,488    0.06
BUILDING MATERIALS AND
  GARDEN SUPPLIES                         829,469    0.53
BUSINESS SERVICES                       9,247,502    5.90
CHEMICALS AND ALLIED PRODUCTS          22,953,805   14.65
COMMUNICATIONS                         24,593,106   15.69
DEPOSITORY INSTITUTIONS                 2,169,557    1.38
EATING AND DRINKING PLACES                637,479    0.41
EDUCATIONAL SERVICES                      126,328    0.08
ELECTRIC, GAS, AND SANITARY
  SERVICES                              1,820,538    1.16
ELECTRONIC & OTHER ELECTRIC
  EQUIPMENT                            15,985,567   10.20
ENGINEERING AND MANAGEMENT
  SERVICES                              1,016,494    0.65
FABRICATED METAL PRODUCTS               1,984,872    1.27
FOOD AND KINDRED PRODUCTS               6,104,877    3.90
FOOD STORES                             1,827,216    1.17
FURNITURE AND FIXTURES                     39,163    0.02
FURNITURE AND HOMEFURNISHINGS
  STORES                                  192,788    0.12
GENERAL BUILDING CONTRACTORS               27,425    0.02
GENERAL MERCHANDISE STORES              1,478,475    0.94
HEALTH SERVICES                           811,721    0.52
HEAVY CONSTRUCTION,
  EXCEPT BUILDING                          31,931    0.02
HOLDING AND OTHER INVESTMENT
  OFFICES                                 303,844    0.19
HOTELS AND OTHER
  LODGING PLACES                        1,836,250    1.17
INDUSTRIAL MACHINERY AND
  EQUIPMENT                             8,731,791    5.57
INSTRUMENTS AND RELATED
  PRODUCTS                              4,963,760    3.17
INSURANCE AGENTS, BROKERS
  AND SERVICE                           $ 134,128    0.09
INSURANCE CARRIERS                      7,232,907    4.62
LEATHER AND LEATHER PRODUCTS               13,810    0.01
LOCAL AND INTERURBAN
  PASSENGER TRANSIT                        21,938    0.01
LUMBER AND WOOD PRODUCTS                   98,388    0.06
METAL MINING                              154,106    0.10
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                            8,341,133    5.32
MISCELLANEOUS REPAIR SERVICES               6,900    0.00
MISCELLANEOUS RETAIL                      870,050    0.56
MOTION PICTURES                         1,277,463    0.82
NONDEPOSITORY INSTITUTIONS              1,984,683    1.27
OIL AND GAS EXTRACTION                  5,893,660    3.76
PAPER AND ALLIED PRODUCTS                 410,138    0.26
PERSONAL SERVICES                         146,700    0.09
PETROLEUM AND COAL PRODUCTS                98,469    0.06
PRIMARY METAL INDUSTRIES                  162,318    0.10
PRINTING AND PUBLISHING                   757,306    0.48
RAILROAD TRANSPORTATION                    49,094    0.03
REAL ESTATE                                24,756    0.02
RUBBER AND MISCELLANEOUS
  PLASTICS PRODUCTS                     2,560,945    1.63
SECURITY AND COMMODITY BROKERS          2,474,736    1.58
SOCIAL SERVICES                            16,463    0.01
STONE, CLAY, AND GLASS PRODUCTS           170,844    0.11
TEXTILE MILL PRODUCTS                   1,206,413    0.77
TOBACCO PRODUCTS                        1,240,913    0.79
TRANSPORTATION BY AIR                     494,883    0.32
TRANSPORTATION EQUIPMENT                2,902,086    1.85
TRANSPORTATION SERVICES                       978    0.00
WHOLESALE TRADE --
  DURABLE GOODS                           198,919    0.13
WHOLESALE TRADE--
  NONDURABLE GOODS                      3,250,742    2.07
                                     -----------   ------
TOTAL COMMON STOCK
(Cost $138,363,496)                   156,248,553   99.71
                                     -----------   ------
SHORT TERM INVESTMENTS

U.S. GOVERNMENT & AGENCIES             1,325,000     0.85
                                     -----------   ------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,325,000)                       1,325,000    0.85
                                     -----------   ------
TOTAL PORTFOLIO
(Cost $139,701,262)                   157,585,570  100.57
OTHER ASSETS & LIABILITIES, NET          (888,171)  (0.57)
                                     ------------  ------
NET ASSETS                           $156,697,399  100.00%
                                     ============  ======

40  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds    STATEMENT OF INVESTMENTS          GROWTH EQUITY FUND
                               (Unaudited)
                              June 30, 1998
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
PREFERRED STOCK -- 0.01%
HEALTH SERVICES -- 0.00%
         7 oMEDIQ, INC SERIES A 13%           $         47
                                              ------------
RUBBER AND MISCELLANEOUS
PLASTICS PRODUCTS -- 0.01%
       285  SEALED AIR CORP (CLASS A)               11,970
                                              ------------
TOTAL PREFERRED STOCK
(Cost $12,766)                                      12,017
                                              ------------
COMMON STOCK -- 99.71%
AGRICULTURAL PRODUCTION-CROPS -- 0.08%
       700  DELTA & PINE LAND CO                    31,150
     2,100  PIONEER-HI-BRED
              INTERNATIONAL, INC                    86,888
                                              ------------
                                                   118,038
                                              ------------
AMUSEMENT AND RECREATION
SERVICES -- 3.54%
       100 oANCHOR GAMING CO                         7,763
    48,420  CARNIVAL CORP (CLASS A)              1,918,643
       900  DOVER DOWNS
              ENTERTAINMENT, INC                    27,900
       500 oFLORIDA PANTHERS
              HOLDINGS, INC                          9,844
       300 oPENSKE MOTORSPORTS, INC                  8,756
    21,100 oPREMIER PARKS, INC                   1,405,788
    15,350 oSFX ENTERTAINMENT, INC
              (CLASS A)                            704,181
       500 oSPEEDWAY MOTORSPORTS, INC               12,780
    57,440 oWESTWOOD ONE, INC                    1,448,565
                                              ------------
                                                 5,544,220
                                              ------------
APPAREL AND ACCESSORY STORES -- 0.29%
     1,318 oABERCROMBIE & FITCH CO
              (CLASS A)                             57,992
       600 oCHARMING SHOPPES, INC                    2,850
       200 oGADZOOKS, INC                            5,512
     3,300  GAP, INC                               203,363
       600 oMENS WAREHOUSE, INC                     19,800
       200  NORDSTROM, INC                          15,450
       600 oPACIFIC SUNWEAR
              CALIFORNIA, INC                       21,000
       700 oSTAGE STORES, INC                       31,675
       800 oSTEIN MART, INC                         10,800
     3,600  TJX COS, INC                            86,850
                                              ------------
                                                   455,292
                                              ------------
APPAREL AND OTHER TEXTILE
PRODUCTS -- 0.05%
       400 oFRUIT OF THE LOOM, INC
              (CLASS A)                             13,275
       400  LIZ CLAIBORNE, INC                      20,900
       800  VF CORP                                 41,200
                                              ------------
                                                    75,375
AUTO REPAIR, SERVICES AND PARKING-- 0.04%
       500 oBUDGET GROUP, INC                       15,969
       150  MIDAS, INC                               3,019
       800 oRENTERS CHOICE, INC                     22,700
       400  RYDER SYSTEM, INC                       12,625
                                              ------------
                                                    54,313
                                              ------------
AUTOMOTIVE DEALERS AND
SERVICE STATIONS -- 0.06%
     1,600 oAUTOZONE, INC                           51,100
       700  CIRCUIT CITY STORES--
              CIRCUIT CITY GROUP                    32,813
       400  PEP BOYS MANNY, MOE, &
              JACK CO                                7,575
                                              ------------
                                                    91,488
                                              ------------
BUILDING MATERIALS AND
GARDEN SUPPLIES -- 0.53%
       700  FASTENAL CO                             32,506
     8,000  HOME DEPOT, INC                        664,500
     2,600  LOWES COS, INC                         105,463
       900  OAKWOOD HOMES CORP                      27,000
                                              ------------
                                                   829,469
                                              ------------
BUSINESS SERVICES -- 5.90%
       200 oABACUS DIRECT CORP                      10,388
       600 oABR INFORMATION SERVICES, INC           14,250
     1,600 oACCUSTAFF, INC                          50,000
       400  ACKERLEY GROUP, INC                      8,400
       700 oACTIVISION, INC                          7,218
       100 oADMINSTAFF, INC                          4,613
       700  ADOBE SYSTEMS, INC                      29,706
       500 oADVO, INC                               14,094
       600 oALTERNATIVE RESOURCES CORP               7,425
     3,600  AMERICA ONLINE, INC                    381,600
       300 oAPAC TELESERVICES, INC                   1,752
       300 oARBOR SOFTWARE CORP                      9,431
       200 oASPECT DEVELOPMENT, INC                 15,125
       400  AUTODESK, INC                           15,450
     2,500  AUTOMATIC DATA
              PROCESSING, INC                      182,188
       230 oAZTEC TECHNOLOGY
              PARTNERS, INC                          1,755
       800 oBILLING CONCEPTS CORP                   12,400
       700 oBISYS GROUP, INC                        28,700
     2,000 oBMC SOFTWARE, INC                      103,874
       900 oBOOLE & BABBAGE, INC                    21,488
     1,100 oCADENCE DESIGN SYSTEMS, INC             34,375
       200 oCARIBINER INTERNATIONAL, INC             3,500
       500 oCATALINA MARKETING CORP                 25,969
       500 oCCC INFORMATION SERVICES
              GROUP, INC                             8,250

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  41

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
BUSINESS SERVICES -- (Continued)
     1,600 oCERIDIAN CORP                     $     94,000
       130 oCHOICEPOINT, INC                         6,580
       400 oCIBER, INC                              15,200
       300 oCITRIX SYSTEMS, INC                     20,513
     1,700  COGNIZANT CORP                         107,100
     9,025  COMPUTER ASSOCIATES
              INTERNATIONAL, INC                   501,451
       700 oCOMPUTER HORIZONS CORP                  25,944
     1,200 oCOMPUTER SCIENCES CORP                  76,800
     2,000 oCOMPUWARE CORP                         102,250
       200 oCORT BUSINESS SERVICES CORP              6,300
       700 oCSG SYSTEMS INTERNATIONAL, INC          32,813
       500 oDATA TRANSMISSION NETWORK
              CORP                                  20,000
       300 oDBT ONLINE, INC                          8,100
       200 oDOCUMENTUM, INC                          9,600
     1,300  DUN & BRADSTREET CORP                   46,962
       400 oE TRADE GROUP, INC                       9,175
       400 oEDIFY CORP                               4,050
     3,200  ELECTRONIC DATA SYSTEMS CORP           128,000
       600 oELECTRONICS FOR IMAGING, INC            12,675
       400 oENVOY CORP                              18,950
     1,300  EQUIFAX, INC                            47,206
       100 oFACTSET RESEARCH SYSTEMS, INC            3,250
     4,000  FIRST DATA CORP                        133,250
     1,000 oFORE SYSTEMS, INC                       26,500
       900 oGARTNER GROUP, INC (CLASS A)            31,500
       700 oGTECH HOLDINGS CORP                     23,581
       750 oHARBINGER CORP                          18,141
     4,680  HBO & CO                               164,970
       400 oHNC SOFTWARE                            16,324
       300 oHYPERION SOFTWARE CORP                   8,550
       200 oI2 TECHNOLOGIES, INC                     7,025
       500 oIDENTIX, INC                             3,188
       600 oINDUSTRI-MATEMATIK
              INTERNATIONAL CORP                     6,562
       300 oINFORMATION MANAGEMENT
              RESOURCES, INC                        10,144
       600 oINTERNATIONAL NETWORK
              SERVICES                              24,600
     1,000  INTERPUBLIC GROUP OF COS, INC           60,688
       600 oINTERSOLV, INC                           9,638
       600 oINTUIT, INC                             36,750
       200 oJDA SOFTWARE GROUP, INC                  8,750
     1,800 oKEANE, INC                             100,800
       600 oLAMAR ADVERTISING CO
              (CLASS A)                             21,525
     1,100 oLEARNING CO, INC                        32,588
       600 oLEGATO SYSTEMS, INC                     23,400
       200 oLHS GROUP, INC                          13,175
       400 oLYCOS, INC                              30,150
       400 oMANUGISTICS GROUP, INC                   9,900
       600 oMEDQUIST, INC                           17,325
    39,025 oMICROSOFT CORP                       4,229,333
       100 oMIDWAY GAMES, INC                        1,563
       900 oNEOPATH, INC                             6,469
     1,300  NEWELL COS, INC                         64,756
       500 oNOVA CORP/GEORGIA                       17,875
     1,600 oNOVELL, INC                             20,400
       600  OMNICOM GROUP, INC                      29,925
     8,200 oORACLE CORP                            201,413
       900 oOUTDOOR SYSTEMS, INC                    25,200
     1,400 oPAGING NETWORK, INC                     19,600
     2,800 oPARAMETRIC TECHNOLOGY CORP              75,950
       200 oPAYMENTECH, INC                          4,112
     1,400 oPEOPLESOFT, INC                         65,800
       800 oPLATINUM TECHNOLOGY, INC                22,850
       500 oREMEDY CORP                              8,500
       854 oROMAC INTERNATIONAL, INC                25,940
       200  SHARED MEDICAL SYSTEMS CORP             14,688
       600 oSIEBEL SYSTEMS, INC                     19,350
       900 oSITEL CORP                               5,962
       400 oSNYDER COMMUNICATIONS, INC              17,600
       300 oSTAFFMARK, INC                          10,988
       900 oSTERLING COMMERCE, INC                  43,650
       900 oSTRUCTURAL DYNAMICS
              RESEARCH CORP                         20,812
       204 oSUNGARD DATA SYSTEMS, INC                7,829
     1,530 oSYNOPSYS, INC                           69,998
       800 oSYSTEMS & COMPUTER
              TECHNOLOGY CORP                       21,600
       300 oTECHNOLOGY SOLUTIONS CO                  9,506
       700 oTRANSACTION SYSTEM
              ARCHITECTURE                          26,950
       500 oTRANSITION SYSTEMS, INC                  5,313
       400 oUSCS INTERNATIONAL, INC                  8,275
     1,050 oVERITAS SOFTWARE CORP                   43,444
       500 oVIASOFT, INC                             8,094
       600 oVISIO CORP                              28,650
       200 oVOLT INFORMATION
              SCIENCES, INC                          5,425
       400 oWHITTMAN HART, INC                      19,350
       500 oWIND RIVER SYSTEMS, INC                 17,938
       600 oYAHOO, INC                              94,500
    25,000 oYOUNG & RUBICAM, INC                   800,000
                                              ------------
                                                 9,247,502
                                              ------------
CHEMICALS AND ALLIED PRODUCTS -- 14.65%
    32,600  ABBOTT LABORATORIES CO               1,332,525
       900 oADVANCED TISSUE SCIENCE CO               3,994
       800 oAGOURON PHARMACEUTICALS, INC            24,250
       600  AIR PRODUCTS & CHEMICALS, INC           24,000
       300  ALBERTO CULVER CO (CLASS B)              8,700
       500 oALGOS PHARMACEUTICAL CORP               13,500
        20 oALLERGAN SPECIALTY
              THERAPEUTICS, INC (CLASS A)              205
       400  ALLERGAN, INC                           18,550
       700 oALZA CORP                               30,275

42  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
CHEMICALS AND ALLIED
PRODUCTS -- (Continued)
    27,100  AMERICAN HOME PRODUCTS
              CORP                             $ 1,402,425
     3,000 oAMGEN, INC                             196,125
     1,500  AVON PRODUCTS, INC                     116,250
       200 oBARR LABORATORIES, INC                   7,950
     1,000 oBIO-TECHNOLOGY GENERAL
              CORP                                   7,094
     1,100 oBIOGEN, INC                             53,900
       300 oBIOMATRIX, INC                          12,300
    14,325  BRISTOL MYERS SQUIBB CO              1,646,480
     1,300 oCENTOCOR, INC                           47,125
       200  CHURCH & DWIGHT CO, INC                  6,475
       800  CLOROX CO                               76,300
     2,700  COLGATE PALMOLIVE CO                   237,600
       800 oCOLUMBIA LABORATORIES, INC               4,600
     1,600 oCOVANCE, INC                            36,000
     1,000 oCREATIVE BIOMOLECULES, INC               4,813
       735 oCRESCENDO PHARMACEUTICALS
              CORP                                   9,325
     1,600  CROMPTON & KNOWLES CORP                 40,300
       700 oCYGNUS, INC                              7,306
       200 oCYTEC INDUSTRIES, INC                    8,850
     1,200  DIAL CORP                               31,125
     2,700  DU PONT (E.I.) DE NEMOURS & CO         201,488
     1,200 oDURA PHARMACEUTICALS, INC               26,850
       400  EASTMAN CHEMICAL CO                     24,900
     1,000  ECOLAB, INC                             31,000
       200 oFMC CORP                                13,638
     1,900 oGENSIA SICOR, INC                        7,600
       300  GREAT LAKES CHEMICAL CORP               11,831
    34,630 oGUILFORD PHARMACEUTICALS, INC          610,354
     1,000  HERCULES, INC                           41,125
       500 oHUMAN GENOME SCIENCES, INC              17,844
       500 oIDEC PHARMACEUTICALS CORP               11,780
       400 oINHALE THERAPEUTIC SYSTEMS               9,900
       900  INTERNATIONAL FLAVORS &
              FRAGRANCES, INC                       39,094
       900 oISIS PHARMACEUTICALS, INC               12,319
    14,800  JOHNSON & JOHNSON CO                 1,091,500
       600  JONES PHARMACEUTICAL, INC               19,875
     1,000  LAUDER (ESTEE) CO (CLASS A)             69,688
     1,000 oLIGAND PHARMACEUTICALS CO
              (CLASS A)                             12,875
    18,650  LILLY (ELI) & CO                     1,232,066
       400 oMEDICIS PHARMACEUTICAL CORP
              (CLASS A)                             14,600
       600 oMEDIMMUNE, INC                          37,424
     2,000 oMEDPARTNERS, INC                        16,000
    34,550  MERCK & CO, INC                      4,621,063
       700  MORTON INTERNATIONAL, INC               17,500
       400  NALCO CHEMICAL CORP                     14,050
     1,000  NATURES SUNSHINE
              PRODUCTS, INC                         22,562
     1,200 oNBTY, INC                               22,050
       700 oNEXSTAR PHARMACEUTICALS, INC             6,978
        75 oOCTEL CORP                               1,491
    40,000 oOMEGA PROTEIN CORP                     615,000
       750 oORGANOGENESIS, INC                      14,812
       500 oPATHOGENESIS CORP                       14,500
    28,300  PFIZER, INC                          3,075,856
     2,900  PHARMACIA & UPJOHN, INC                133,763
     1,300  PRAXAIR, INC                            60,856
    34,215  PROCTER & GAMBLE CO                  3,115,703
       300 oPROTEIN DESIGN
              LABORATORIES, INC                      7,228
       200 oREVLON, INC (CLASS A)                   10,275
       300  ROHM & HAAS CO                          31,180
       400 oSANGSTAT MEDICAL CORP                   12,550
     8,000  SCHERING-PLOUGH CORP                   733,000
       900  SHERWIN-WILLIAMS CO                     29,813
       600  SIGMA ALDRICH CORP                      21,075
       600 oTWINLAB CORP                            26,213
       700  UNION CARBIDE CORP                      37,363
       700 oVERTEX PHARMACEUTICALS, INC             15,750
       800 oVICAL, INC                              13,550
    17,100  WARNER-LAMBERT CO                    1,186,312
     2,500 oWATSON PHARMACEUTICALS, INC            116,719
     2,000 oZILA, INC                               14,500
                                              ------------
                                                22,953,805
                                              ------------
COMMUNICATIONS -- 15.69%
       900 o360 COMMUNICATIONS CO                   28,800
     5,200 oAIRTOUCH COMMUNICATIONS,
              INC                                  303,875
     1,100  ALLTEL CORP                             51,150
    34,395  AT & T CORP                          1,964,813
        40  BELL ATLANTIC CORP                       1,825
       100 oBET HOLDINGS, INC (CLASS A)              6,294
    68,400 oCAPSTAR BROADCASTING CORP
              (CLASS A)                          1,718,550
    38,720  CBS CORP                             1,229,360
       900 oCELLULAR COMMUNICATIONS
              INTERNATIONAL, INC                    44,888
    30,150 oCHANCELLOR MEDIA CORP
              (CLASS A)                          1,497,136
       600  CINCINNATI BELL, INC                    17,175
    20,968 oCLEAR CHANNEL
              COMMUNICATIONS, INC                2,288,133
     3,400  COMCAST CORP (CLASS A) SPECIAL         138,018
    18,050 oCOX RADIO, INC (CLASS A)               780,663
    24,598 oEMMIS BROADCASTING CORP
              (CLASS A)                          1,176,092
     1,000  FRONTIER CORP                           31,500
    26,510 oGLOBALSTAR
              TELECOMMUNICATIONS LTD               715,770
       700  GTE CORP                                38,937
    13,200 oHEFTEL BROADCASTING CORP
              (CLASS A)                            590,700

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  43

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
COMMUNICATIONS -- (Continued)
    18,500 oLORAL SPACE &
              COMMUNICATIONS LTD              $    522,625
    36,880  LUCENT TECHNOLOGIES, INC             3,067,955
       300 oMASTEC, INC                              7,162
     3,900  MCI COMMUNICATIONS CORP                226,688
     3,400 oMEDIA ONE GROUP, INC                   149,388
     1,400 oPAGEMART WIRELESS, INC
              (CLASS A)                             12,688
    12,800 oRCN CORP                               248,000
     2,500  SBC COMMUNICATIONS, INC                100,000
     1,100  SPRINT CORP                             77,550
     3,436 oTELE-COMMUNICATIONS, INC
              (CLASS A)                            132,070
     3,928 oTELECOM-TCI VENTURES GROUP
              (CLASS A)                             78,806
     7,875 oTELEPORT COMMUNICATIONS
              GROUP, INC (CLASS A)                 427,219
       600 oUNITED VIDEO SATELLITE
              GROUP, INC                            23,775
        92 oUS WEST, INC                             4,364
     1,000 oVANGUARD CELLULAR
              SYSTEMS, INC                          18,875
       600 oWEST TELESERVICES CORP                   7,275
    24,182 oWINSTAR COMMUNICATIONS, INC          1,038,315
   119,890 oWORLDCOM, INC                        5,807,172
       300 oYOUNG BROADCASTING, INC
              (CLASS A)                             19,500
                                              ------------
                                                24,593,106
                                              ------------
DEPOSITORY INSTITUTIONS -- 1.38%
       900  COMERICA, INC                           59,625
     1,200 oCONCORD EFS, INC                        31,350
     1,950  FIFTH THIRD BANCORP                    122,850
       500  NORWEST CORP                            18,688
     1,200  SUNTRUST BANKS, INC                     97,575
       450  SYNOVUS FINANCIAL CORP                  10,688
     1,812  U.S. BANCORP                            77,915
       500  U.S. TRUST CORP                         38,125
     1,500  WASHINGTON MUTUAL, INC                  65,156
     4,465  WELLS FARGO & CO                     1,647,585
                                              ------------
                                                 2,169,557
                                              ------------
EATING AND DRINKING PLACES -- 0.41%
       800  APPLE SOUTH, INC                        10,450
       600 oAPPLEBEES INTERNATIONAL, INC            13,425
       500 oCONSOLIDATED PRODUCTS, INC              10,563
       900  DARDEN RESTAURANTS, INC                 14,288
       300 oFOODMAKER, INC                           5,063
       300 oLANDRYS SEAFOOD
              RESTAURANTS, INC                       5,427
     6,300  MCDONALDS CORP                         434,700
     1,200 oNPC INTERNATIONAL, INC                  14,700
       700 oOUTBACK STEAKHOUSE, INC                 27,300
       600 oPAPA JOHNS INTERNATIONAL, INC           23,663
       800 oPLANET HOLLYWOOD, INC
              (CLASS A)                              5,600
       600 oTHE CHEESECAKE FACTORY CO               13,575
     1,260 oTRICON GLOBAL
              RESTAURANTS, INC                      39,925
       800  WENDYS INTERNATIONAL, INC               18,800
                                              ------------
                                                   637,479
                                              ------------
EDUCATIONAL SERVICES -- 0.08%
     1,050 oAPOLLO GROUP, INC (CLASS A)             34,716
       200 oCOMPUTER LEARNING
              CENTERS, INC                           4,975
     1,600 oDEVRY, INC                              35,100
       600 oEDUCATION MANAGEMENT CORP               19,725
       100 oITT EDUCATIONAL SERVICES, INC            3,225
       200 oLEARNING TREE
              INTERNATIONAL, INC                     4,025
       750 oSYLVAN LEARNING SYSTEMS, INC            24,562
                                              ------------
                                                   126,328
                                              ------------
ELECTRIC, GAS, AND SANITARY SERVICES -- 1.16%
       900 oAES CORP                                47,306
       900 oALLIED WASTE INDUSTRIES, INC            21,600
     1,000 oAMERICAN STANDARD COS, INC              44,688
     1,000  BROWNING FERRIS INDUSTRIES, INC         34,750
       600  COASTAL CORP                            41,888
       600  DUKE ENERGY CORP                        35,550
       800  FIRSTENERGY CORP                        24,600
       300  FPL GROUP, INC                          18,900
     1,120 oLAIDLAW ENVIRONMENTAL
              SERVICES, INC                          4,060
     3,400 oREPUBLIC INDUSTRIES, INC                85,000
       300  SONAT, INC                              11,588
       500 oSUPERIOR SERVICES, INC                  15,030
        12  TEXAS UTILITIES CO                         500
    26,275 oU.S.A. WASTE SERVICES, INC           1,297,328
     2,200  WASTE MANAGEMENT, INC                   77,000
     1,800  WILLIAMS COS, INC                       60,750
                                              ------------
                                                 1,820,538
                                              ------------
ELECTRONIC & OTHER ELECTRIC
EQUIPMENT -- 10.20%
       500 oACTEL CORP                               5,375
    16,100 oADC TELECOMMUNICATIONS, INC            588,153
       500 oADTRAN, INC                             13,063
     1,100 oADVANCED FIBRE
              COMMUNICATIONS                        44,069
       800 oADVANCED MICRO DEVICES, INC             13,650
    14,087 oALTERA CORP                            416,447
       900  AMP, INC                                30,938
       400 oANADIGICS, INC                           5,450
    25,500 oANALOG DEVICES, INC                    626,344
       800 oANDREW CORP                             14,450
       700 oARTESYN TECHNOLOGIES, INC               11,200
     3,000 oASCEND COMMUNICATIONS, INC             148,688

44  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
ELECTRONIC & OTHER ELECTRIC
EQUIPMENT -- (Continued)
     1,400 oASPECT TELECOMMUNICATIONS
              CORP                            $     38,325
       900 oATMEL CORP                              12,263
       400 oBERG ELECTRICS CORP                      7,825
    25,550 oCD RADIO, INC                          983,675
     1,000 oCIENA CORP                              69,625
       300 oCOHERENT COMMUNICATIONS
              SYSTEMS CORP                          14,044
     1,155 oCOMVERSE TECHNOLOGY, INC                59,916
     8,000  COOPER INDUSTRIES, INC                 439,500
       200 oDAVOX CORP                               4,375
     1,000 oDIGITAL MICROWAVE CORP                   7,250
       500 oDII GROUP, INC                           8,531
       700 oDSC COMMUNICATIONS CORP                 21,000
     2,400  EMERSON ELECTRIC CO                    144,900
    66,535  GENERAL ELECTRIC CO                  6,054,685
     1,100 oGENERAL INSTRUMENT CORP                 29,906
       275 oGENERAL SEMICONDUCTOR, INC               2,716
       400  HARRIS CORP                             17,875
       100 oHMT TECHNOLOGY CORP                        837
       100 oHUTCHINSON TECHNOLOGY, INC               2,725
       400  INNOVEX, INC                             5,225
    39,653  INTEL CORP                           2,939,279
       200 oJABIL CIRCUIT, INC                       6,613
       200 oLATTICE SEMICONDUCTOR CORP               5,680
    10,225 oLERNOUT & HAUSPIE SPEECH
              PRODUCTS                             610,305
       750 oLEVEL ONE COMMUNICATIONS, INC           17,625
    15,989  LINEAR TECHNOLOGY CO                   964,336
       900 oLO-JACK CORP                            11,194
     1,600 oLSI LOGIC CORP                          36,900
     2,000 oMAXIM INTEGRATED PRODUCTS               63,375
       500  MAYTAG CO                               24,687
       300 oMICREL, INC                              9,750
     1,200 oMICRON TECHNOLOGY, INC                  29,775
     5,700  MOTOROLA, INC                          299,606
       500 oMRV COMMUNICATIONS, INC                 10,375
       500 oNATIONAL SEMICONDUCTOR CORP              6,594
       300 oNATURAL MICROSYSTEMS CORP                4,800
       700 oNIMBUS CD INTERNATIONAL, INC             7,963
     4,200  NORTHERN TELECOMMUNICATIONS
              LTD (U.S.)                           238,350
     1,000 oP-COM, INC                               9,155
     1,500 oPAIRGAIN TECHNOLOGIES, INC              26,156
       500 oPLANTRONICS, INC                        25,750
       400 oPLEXUS CORP                              7,950
       700 oPMC-SIERRA, INC                         32,813
       200 oPREMISYS COMMUNICATIONS, INC             4,975
       200 oRAMBUS, INC                             12,224
       300 oREMEC, INC                               3,413
       300 oROYAL APPLIANCE
              MANUFACTURING CO, INC                  1,875
       100 oSANDISK CORP                             1,381
     1,000 oSANMINA CORP                            43,375
       500  SCIENTIFIC-ATLANTA, INC                 12,687
       200 oSEMTECH CORP                             3,538
       200 oSIPEX CORP                               4,300
       600 oSMART MODULAR
              TECHNOLOGIES, INC                      8,775
       300 oSPECTRIAN CORP                           4,856
       200 oTEKELEC                                  8,950
     2,700 oTELLABS, INC                           193,388
     4,100  TEXAS INSTRUMENTS, INC                 239,080
     1,100 oTHERMO ELECTRON CORP                    37,606
       200  THOMAS & BETTS CORP                      9,850
       600 oUNITRODE CORP                            6,900
       300 oVISX, INC                               17,850
     2,000 oVITESSE SEMICONDUCTOR CORP              61,750
       400  WHIRLPOOL CORP                          27,500
       500 oWORLD ACCESS, INC                       15,000
     1,000 oXILINX, INC                             34,000
       800 oZENITH ELECTRONICS CORP                    238
                                              ------------
                                                15,985,567
                                              ------------
ENGINEERING AND MANAGEMENT
SERVICES -- 0.65%
     1,000 oCAMBRIDGE TECHNOLOGY
              PARTNERS, INC                         54,625
       600 oCOR THERAPEUTICS, INC                    8,325
     1,700 oCORRECTIONS CORP OF AMERICA             39,950
       400 oCURATIVE HEALTH SERVICES, INC           11,400
       900 oICOS CORP                               17,213
       500 oINCYTE PHARMACEUTICALS, INC             17,063
     1,100 oNFO WORLDWIDE, INC                      19,593
     9,600 oQUINTILES TRANSNATIONAL CORP           472,200
       800 oRAMTRON INTERNATIONAL CORP               2,775
       400 oRENAISSANCE WORLDWIDE, INC               8,700
    18,700 oSTEVEN MYERS & ASSOCIATES, INC         359,975
       200 oWACKENHUT CORRECTIONS CORP               4,675
                                              ------------
                                                 1,016,494
                                              ------------
FABRICATED METAL PRODUCTS -- 1.27%
       200  AEROQUIP-VICKERS, INC                   11,675
       200  BALL CORP                                8,038
       300  CRANE CO                                14,568
       700  CROWN CORK & SEAL CO, INC               33,250
    30,950  GILLETTE CO                          1,754,478
       800  ILLINOIS TOOL WORKS, INC                53,350
       900  MASCO CORP                              54,450
       600  PARKER-HANNIFIN CORP                    22,875
       200  SNAP-ON, INC                             7,250
       600  STANLEY WORKS CO                        24,938
                                              ------------
                                                 1,984,872
                                              ------------
FOOD AND KINDRED PRODUCTS -- 3.90%
        90 oAGRIBRANDS INTERNATIONAL, INC            2,723
     2,100  ANHEUSER BUSCH COS, INC                 99,094
     3,150  ARCHER DANIELS MIDLAND CO               61,030
     2,400  BESTFOODS, INC                         139,350


See notes to financial statements                   1998 SEMI-ANNUAL REPORT  45

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
FOOD AND KINDRED PRODUCTS-- (Continued)
       300  BROWN FORMAN, INC (CLASS B)       $     19,275
     2,600  CAMPBELL SOUP CO                       138,125
    27,000  COCA COLA CO                         2,308,500
     1,300  COCA COLA ENTERPRISES, INC              51,025
     4,300  CONAGRA, INC                           136,256
       200  COORS (ADOLPH) CO (CLASS B)              6,800
       300 oCORN PRODUCTS
              INTERNATIONAL, INC                    10,163
     1,300  GENERAL MILLS, INC                      88,888
     2,500  HEINZ (H.J.) CO                        140,312
     1,300  HERSHEY FOODS CORP                      89,700
     2,900  KELLOGG CO                             108,931
    16,600  PEPSICO, INC                           683,713
       700  QUAKER OATS CO                          38,456
    13,950  RALSTON PURINA CO                    1,629,534
     3,900  SARA LEE CORP                          218,156
       500 oTRIARC COS, INC                         10,969
       260 oVLASIC FOODS
              INTERNATIONAL, INC                     5,233
       900  WHITMAN CORP                            20,644
     1,000  WRIGLEY (WM) JR CO                      98,000
                                              ------------
                                                 6,104,877
                                              ------------
FOOD STORES -- 1.17%
     1,400  ALBERTSONS, INC                         72,538
     1,500  AMERICAN STORES CO                      36,281
       400  GIANT FOOD, INC (CLASS A)               17,225
       200  GREAT ATLANTIC & PACIFIC
              TEA CO, INC                            6,613
     2,100 oKROGER CO                               90,038
    37,750 oSAFEWAY, INC                         1,535,952
       900 oSTARBUCKS CORP                          48,094
       400  WINN DIXIE STORES, INC                  20,475
                                              ------------
                                                 1,827,216
                                              ------------
FURNITURE AND FIXTURES -- 0.02%
       100  BUSH INDUSTRIES, INC (CLASS A)           2,175
       100 oKNOLL, INC                               2,950
     1,400  MILLER (HERMAN), INC                    34,038
                                              ------------
                                                    39,163
                                              ------------
FURNITURE AND HOMEFURNISHINGS
STORES -- 0.12%
     1,300 oBED BATH & BEYOND, INC                  67,356
     1,800 oCOMPUSA, INC                            32,513
       100  ETHAN ALLEN INTERIORS, INC               4,993
       400 oGUITAR CENTER, INC                      12,050
       400 oLINENS N THINGS, INC                    12,225
       600  TANDY CORP                              31,838
     1,000 oWILLIAMS-SONOMA, INC                    31,813
                                              ------------
                                                   192,788
                                              ------------
GENERAL BUILDING CONTRACTORS -- 0.02%
       400  CENTEX CORP                             15,100
       200  KAUFMAN & BROAD HOME CORP                6,350
       200  PULTE CORP                               5,975
                                              ------------
                                                    27,425
                                              ------------
GENERAL MERCHANDISE STORES -- 0.94%
       100 o99 CENTS ONLY STORES                     4,150
     1,670 oCONSOLIDATED STORES CORP                60,538
     1,800 oCOSTCO COS, INC                        113,512
     3,000  DAYTON HUDSON CORP                     145,500
       600  DILLARDS, INC (CLASS A)                 24,863
       400 oDOLLAR GENERAL CORP                     15,825
     1,200 oDOLLAR TREE STORES, INC                 48,750
     1,200 oFEDERATED DEPARTMENT
              STORES, INC                           64,575
       570 oFRED MEYER, INC                         24,225
       400  HARCOURT GENERAL, INC                   23,800
       500  MAY DEPARTMENT STORES CO                32,750
       500 oNEIMAN-MARCUS GROUP, INC                21,718
       128 oSCHOOL SPECIALTY, INC                    2,094
       800 oVENATOR GROUP, INC                      15,300
    14,500  WAL-MART STORES, INC                   880,875
                                              ------------
                                                 1,478,475
                                              ------------
HEALTH SERVICES -- 0.52%
       500 oACCESS HEALTH, INC                      12,750
       600 oBEVERLY ENTERPRISES, INC                 8,288
       200 oCAREMATRIX CORP                          5,388
     3,700  COLUMBIA/HCA HEALTHCARE
              CORP                                 107,763
       735 oENZO BIOCHEMICAL, INC                    9,830
       200 oEXPRESS SCRIPTS, INC                    16,125
     1,800 oFIRST HEALTH GROUP CORP                 51,300
     1,300 oHEALTH MANAGEMENT
              ASSOCIATES, INC (CLASS A)             43,469
     3,500 oHEALTHSOUTH CORP                        93,406
       900 oHUMANA, INC                             28,068
     1,600 oLINCARE HOLDINGS, INC                   67,300
       400 oMAGELLAN HEALTH SERVICES, INC           10,150
       400  MANOR CARE, INC                         15,375
     1,100 oMID ATLANTIC MEDICAL
              SERVICES, INC                         12,650
       500 oNATIONAL SURGERY CENTERS, INC           14,530
       900 oORTHODONTIC CENTERS OF
              AMERICA, INC                          18,844
       300 oPEDIATRIX MEDICAL GROUP, INC            11,156
       273 oPHARMERICA, INC                          3,293
     1,800 oPHYCOR, INC                             29,813
       700 oPRIME MEDICAL SERVICES, INC              6,563
     1,700 oPSS WORLD MEDICAL, INC                  24,862
       600 oRENAL CARE GROUP, INC                   26,438
     1,700 oTENET HEALTHCARE CORP                   53,125
     1,901 oTOTAL RENAL CARE
              HOLDINGS, INC                         65,585
     1,100  UNITED HEALTHCARE CORP                  69,850
       800 oVENCOR, INC                              5,800
                                              ------------
                                                   811,721
                                              ------------

46  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
HEAVY CONSTRUCTION,
EXCEPT BUILDING -- 0.02%
       500  FLUOR CORP                        $     25,500
       300  FOSTER WHEELER CORP                      6,431
                                              ------------
                                                    31,931
                                              ------------
HOLDING AND OTHER INVESTMENT
OFFICES -- 0.19%
     4,050  MBNA CORP                              133,650
       950  NATIONSBANK CORP                        72,675
       737  PATRIOT AMERICAN HOSPITALITY,
              INC                                   17,642
       600  REPUBLIC NEW YORK CORP                  37,763
       643  STARWOOD HOTELS & RESORTS               31,064
       800 oVENTAS, INC                             11,050
                                              ------------
                                                   303,844
                                              ------------
HOTELS AND OTHER LODGING PLACES-- 1.17%
       600 oBRISTOL HOTEL CO                        14,700
       700 oCAPSTAR HOTEL CO                        19,600
    74,864 oCENDANT CORP                         1,562,786
       600 oHARRAHS ENTERTAINMENT, INC              13,950
     2,000  HILTON HOTELS CORP                      57,000
       500 oHOST MARRIOTT SERVICES CORP              7,281
     2,000  MARRIOTT INTERNATIONAL
              (CLASS A)                             64,750
     1,895 oPROMUS HOTEL CORP                       72,958
       250 oSODEXHO MARRIOTT SERVICES, INC           7,250
       600 oVAIL RESORTS, INC                       15,975
                                              ------------
                                                 1,836,250
                                              ------------
INDUSTRIAL MACHINERY AND
EQUIPMENT -- 5.57%
     2,700 o3COM CORP                               82,856
     1,100 oADAPTEC, INC                            15,744
    27,225 oAPPLIED MATERIALS, INC                 803,138
       100 oASYST TECHNOLOGIES, INC                  1,263
       900  BAKER HUGHES, INC                       31,106
     2,200 oBAY NETWORKS, INC                       70,950
       300 oBELL & HOWELL CO                         7,744
       500  BLACK & DECKER CORP                     30,500
       500  BRUNSWICK CORP                          12,375
       900 oC-CUBE MICROSYSTEMS, INC                16,706
     1,300 oCABLETRON SYSTEMS, INC                  17,469
       400  CASE CORP                               19,300
       200  CINCINNATI MILACRON, INC                 4,863
    23,580 oCISCO SYSTEMS, INC                   2,170,834
    15,684  COMPAQ COMPUTER CORP                   445,048
     1,000 oCOPYTELE, INC                            2,250
     6,000 oDELL COMPUTER CORP                     556,875
       200 oDIALOGIC CORP                            5,950
     1,000  DOVER CORP                              34,250
     1,000  DRESSER INDUSTRIES, INC                 44,063
       400  EATON CORP                              31,100
     5,200 oEMC CORP                               233,025
       300 oENCAD, INC                               4,088
       600 oETEC SYSTEMS, INC                       21,113
       300  GENERAL SIGNAL CORP                     10,800
       200  HARNISCHFEGER INDUSTRIES, INC            5,663
    16,750  HEWLETT-PACKARD CO                   1,002,906
       450  HUSSMANN INTERNATIONAL, INC              8,353
       900  INGERSOLL-RAND CO                       39,656
       300 oINTEGRATED PROCESS
              EQUIPMENT CORP                         3,375
       300 oINTERGRAPH CORP                          2,569
     4,300  INTERNATIONAL BUSINESS
              MACHINES CORP                        493,693
     3,200 oIOMEGA CORP                             18,800
       600 oKULICHE & SOFFA INDUSTRIES, INC         10,200
    11,850 oLAM RESEARCH CORP                      226,631
       200 oLEXMARK INTERNATIONAL
              GROUP (CLASS A)                       12,200
       300  MCDERMOTT INTERNATIONAL,
              INC                                   10,330
     1,500 oMICROCHIP TECHNOLOGY, INC               39,188
       400 oMICROS SYSTEMS, INC                     13,238
    11,900 oNOVELLUS SYSTEMS, INC                  424,681
       500 oOAKLEY, INC                              6,688
     1,000  PALL CORP                               20,500
       800 oPAXAR CORP                               9,200
       500 oPHOTRONICS, INC                         11,031
     2,400  PITNEY BOWES, INC                      115,500
       700 oPRESSTEK, INC                            7,830
     2,000 oSEAGATE TECHNOLOGY, INC                 47,625
       900 oSECURITY DYNAMICS
              TECHNOLOGIES, INC                     16,650
     1,000 oSILICON GRAPHICS, INC                   12,125
       300 oSPLASH TECHNOLOGY
              HOLDINGS, INC                          5,156
     4,000 oSUN MICROSYSTEMS, INC                  173,750
       300  TIMKEN CO                                9,243
    46,200 oUNISYS CORP                          1,305,150
       300 oUNOVA, INC                               6,450
                                              ------------
                                                 8,731,791
                                              ------------
INSTRUMENTS AND RELATED
PRODUCTS -- 3.17%
       600 oAFFYMETRIX, INC                         14,438
     1,000 oARTERIAL VASCULAR
              ENGINEERING, INC                      35,750
       300  BARD (C.R.), INC                        11,419
       300  BAUSCH & LOMB, INC                      15,038
     2,400  BAXTER INTERNATIONAL, INC              129,150
     1,100  BECTON DICKINSON & CO                   85,388
     1,200  BIOMET, INC                             39,675
     1,600 oBOSTON SCIENTIFIC CORP                 114,600
       900 oCOGNEX CORP                             16,650
       400 oCOLE NATIONAL CORP (CLASS A)            16,000
       300 oCOOPER COS, INC                         10,931
       200 oCYTEC CORP                               3,263
    42,400  DENTSPLY INTERNATIONAL, INC          1,060,000

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  47

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
INSTRUMENTS AND RELATED
PRODUCTS -- (Continued)
     1,600  EASTMAN KODAK CO                  $    116,900
       300  EG & G, INC                              9,000
       700 oGENRAD, INC                             13,825
     1,500  GUIDANT CORP                           106,969
       400 oHOLOGIC, INC                             7,275
     1,000  HONEYWELL, INC                          83,563
     1,000 oIMATRON, INC                             2,750
       300 oINTEGRATED CIRCUIT
              SYSTEMS, INC                           4,988
       400  JOHNSON CONTROLS, INC                   22,875
    23,825 oKLA-TENCOR CORP                        659,655
       400  MALLINCKRODT, INC                       11,875
     4,700  MEDTRONIC, INC                         299,625
       400  MILLIPORE CORP                          10,900
       300 oMINIMED, INC                            15,713
        23 oPANAVISION, INC                            624
       400  PERKIN-ELMER CORP                       24,875
       800 oPHYSIO-CONTROL
              INTERNATIONAL CORP                    21,050
       300  POLAROID CORP                           10,669
     1,300  RAYTHEON CO (CLASS B)                   76,863
       700 oRESPIRONICS, INC                        10,894
       500 oROBOTIC VISION SYSTEMS, INC              2,203
       200 oSABRATEK CORP                            4,550
       700 oSEPRACOR, INC                           29,050
       600 oSOFAMOR DANEK GROUP, INC                51,938
     1,100 oST. JUDE MEDICAL, INC                   40,494
       900 oSTAAR SURGICAL CO                       14,006
       900 oSTERIS CORP                             57,234
       150  TEKTRONIX, INC                           5,306
       600 oTHERAGENICS CORP                        15,637
       500 oTHERMO CARDIOSYSTEMS, INC               11,375
       400  U.S. SURGICAL CORP                      18,250
       900 oUNIPHASE CORP                           56,502
       900 oVIVUS, INC                               5,427
       400 oWATERS CORP                             23,574
    15,400  XEROX CORP                           1,565,024
                                              ------------
                                                 4,963,760
                                              ------------
INSURANCE AGENTS, BROKERS AND
SERVICE -- 0.09%
       300  BLANCH (E.W.) HOLDINGS, INC             11,025
       300  HEALTHPLAN SERVICES CORP                 5,250
     1,950  MARSH & MCLENNAN COS, INC              117,853
                                              ------------
                                                   134,128
                                              ------------
INSURANCE CARRIERS -- 4.62%
    24,700  ACE LTD                                963,300
       200  AETNA, INC                              15,225
       200  AFLAC, INC                               6,063
    13,650  AMERICAN INTERNATIONAL
              GROUP, INC                         1,992,900
       900  AON CORP                                63,225
     1,000  CONSECO, INC                            46,750
    17,500  EXEL LTD                             1,361,719
     2,400 oFOUNDATION HEALTH SYSTEMS
              (CLASS A)                             63,300
       500  GENERAL REINSURANCE CORP               126,750
       600  JEFFERSON-PILOT CORP                    34,763
    22,726  LIFE RE CORP                         1,883,417
       500  LOEWS CORP                              43,563
       400  MBIA, INC                               29,950
       700  MGIC INVESTMENT CORP                    39,944
     1,200 oOXFORD HEALTH PLANS, INC                18,375
       100  PROGRESSIVE CORP                        14,100
       200  PROVIDIAN FINANCIAL CORP                15,712
     1,650  SUNAMERICA, INC                         94,771
       800  TORCHMARK CORP                          36,600
       400  TRANSAMERICA CORP                       46,050
     4,817  TRAVELERS GROUP, INC                   292,030
       800  UNUM CORP                               44,400
                                              ------------
                                                 7,232,907
                                              ------------
LEATHER AND LEATHER PRODUCTS -- 0.01%
       194 oSAMSONITE CORP                           2,098
       300  STRIDE RITE CORP                         4,519
       100 oTIMBERLAND CO                            7,193
                                              ------------
                                                    13,810
                                              ------------
LOCAL AND INTERURBAN PASSENGER
TRANSIT -- 0.01%
     1,800  LAIDLAW, INC                            21,938
                                              ------------
LUMBER AND WOOD PRODUCTS -- 0.06%
     1,300 oCHAMPION ENTERPRISES, INC               38,188
       500  GEORGIA-PACIFIC CORP
              (PACKAGING GROUP)                     29,469
       500  GEORGIA-PACIFIC CORP
              (TIMBER GROUP)                        11,531
       600  WILLAMETTE INDUSTRIES, INC              19,200
                                              ------------
                                                    98,388
                                              ------------
METAL MINING -- 0.10%
       800  ALCAN ALUMINIUM CO LTD (U.S.)           22,100
     2,100  BARRICK GOLD CORP                       40,294
     1,400  BATTLE MOUNTAIN GOLD CO                  8,313
       900 oECHO BAY MINES LTD (U.S.)                2,025
     1,600  FREEPORT-MCMORAN COPPER &
              GOLD, INC (CLASS B)                   24,300
       900  INCO LTD CO                             12,262
     1,300  NEWMONT MINING CORP                     30,712
     1,200  PLACER DOME, INC                        14,100
                                              ------------
                                                   154,106
                                              ------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES -- 5.32%
       900 oBLYTH INDUSTRIES, INC                   29,925
       300  HASBRO, INC                             11,794
       300  JOSTENS, INC                             7,163
    29,100  MATTEL, INC                          1,231,294

48  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
MISCELLANEOUS MANUFACTURING
INDUSTRIES -- (Continued)
     3,000  MINNESOTA MINING &
              MANUFACTURING CO                $    246,563
   108,165  TYCO INTERNATIONAL LTD               6,814,394
                                              ------------
                                                 8,341,133
                                              ------------
MISCELLANEOUS REPAIR SERVICES -- 0.00%
       200 oSERVICE EXPERTS, INC                     6,900
                                              ------------
MISCELLANEOUS RETAIL -- 0.56%
       600 oBARNES & NOBLE, INC                     22,463
       600 oBORDERS GROUP, INC                      22,200
       100 oBRYLANE, INC                             4,600
     2,800  CVS CORP                               109,025
     2,000 oGENERAL NUTRITION COS, INC              62,250
       400 oLANDS END, INC                          12,650
       200  LONGS DRUG STORES CORP                   5,775
       800 oMSC INDUSTRIAL DIRECT CO
              (CLASS A)                             22,800
     1,500 oPETSMART, INC                           15,000
     2,000  RITE AID CORP                           75,125
     2,100  SEARS ROEBUCK & CO                     128,231
     2,700 oSTAPLES, INC                            78,131
     1,000 oSUNGLASS HUT
              INTERNATIONAL, INC                    11,063
     1,600 oTOYS R US, INC                          37,700
     1,800 oVIKING OFFICE PRODUCTS, INC             56,475
     5,000  WALGREEN CO                            206,562
                                              ------------
                                                   870,050
                                              ------------
MOTION PICTURES -- 0.82%
       700 oAMERICAN MEDIA, INC (CLASS A)            4,638
    12,000  DISNEY (WALT) CO                     1,260,750
       200 oPIXAR, INC                              12,075
                                              ------------
                                                 1,277,463
                                              ------------
NONDEPOSITORY INSTITUTIONS -- 1.27%
       500  AAMES FINANCIAL CORP                     6,875
     3,800  AMERICAN EXPRESS CO                    433,200
       800 oAMERICREDIT CORP                        28,550
       600 oAMRESCO, INC                            17,475
     1,600 oASSOCIATES FIRST CAPITAL CORP          123,000
       300  BENEFICIAL CORP                         45,956
       100  CAPITAL ONE FINANCIAL CORP              12,419
       200 oCONTIFINANCIAL CORP                      4,625
       200  COUNTRYWIDE CREDIT
              INDUSTRIES, INC                       10,150
    10,300  FEDERAL NATIONAL MORTGAGE
              ASSOCIATION                          625,725
       585 oFIRST UNION CORP                        34,076
       600 oFIRSTPLUS FINANCIAL GROUP, INC          21,600
     5,400  FREDDIE MAC                            254,138
     3,200  GREEN TREE FINANCIAL CORP              137,000
     2,100  HOUSEHOLD INTERNATIONAL, INC           104,475
       500 oIMC MORTGAGE CO                          5,281
       600 oIMPERIAL CREDIT INDUSTRIES, INC         14,100
     2,100  SLM HOLDING CORP                       102,900
       200 oSOUTHERN PACIFIC FUNDING
              CORP                                   3,138
                                              ------------
                                                 1,984,683
                                              ------------
OIL AND GAS EXTRACTION -- 3.76%
     1,005  BURLINGTON RESOURCES, INC               43,278
       400 oCLIFFS DRILLING CO                      13,125
       450  COLUMBIA ENERGY GROUP                   25,031
    10,675  DIAMOND OFFSHORE
              DRILLING, INC                        427,000
       749 oEEX CORP                                 7,022
       800  ENSCO INTERNATIONAL, INC                13,900
       600 oEVI WEATHERFORD, INC                    22,275
     1,500 oGLOBAL INDUSTRIES LTD                   25,313
     2,000 oGREY WOLF, INC                           6,375
     2,100  HALLIBURTON CO                          93,581
     2,900 oHARKEN ENERGY CORP                      13,956
       400  HELMERICH & PAYNE, INC                   8,900
    37,044  IHC CALAND NV                        2,085,091
       300  KERR-MCGEE CORP                         17,363
       300 oKEY ENERGY GROUP, INC                    3,938
       200 oMARINE DRILLING CO, INC                  3,200
       200 oNEWPARK RESOURCES, INC                   2,225
       700 oNOBLE DRILLING CORP                     16,844
   126,308 oOCEAN ENERGY, INC                    2,470,900
       900 oORYX ENERGY CO                          19,913
       600 oPATTERSON ENERGY, INC                    5,869
     1,500  PHILLIPS PETROLEUM CO                   72,281
     1,200 oPRIDE INTERNATIONAL, INC                20,325
     2,300 oR & B FALCON CORP                       52,038
       500 oROWAN COS, INC                           9,719
       600 oSANTA FE ENERGY
              RESOURCES, INC                         6,450
     4,000  SCHLUMBERGER LTD                       273,250
       600 oSEITEL, INC                              9,712
     1,200 oTUBOSCOPE, INC                          23,700
     2,600  UNION PACIFIC RESOURCES
              GROUP, INC                            45,662
       600 oVERITAS DGC, INC                        29,962
       300 oWESTERN ATLAS, INC                      25,462
                                              ------------
                                                 5,893,660
                                              ------------
PAPER AND ALLIED PRODUCTS -- 0.26%
       900  AVERY DENNISON CORP                     48,375
       300  BEMIS, INC                              12,263
       800 oBUCKEYE TECHNOLOGIES, INC               18,850
       500  CHAMPION INTERNATIONAL CORP             24,594
       200  FIRST BRANDS CORP                        5,125
       500  FORT JAMES CORP                         22,250
     5,100  KIMBERLY-CLARK CORP                    233,963
       300  MEAD CORP                                9,525
       300  TEMPLE-INLAND, INC                      16,163

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  49

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
----------------------------------------------------------
PAPER AND ALLIED PRODUCTS -- (Continued)
       500  TENNECO, INC                      $     19,030
                                              ------------
                                                   410,138
                                              ------------
PERSONAL SERVICES -- 0.09%
       800  BLOCK (H&R), INC                        33,700
       200 oEQUITY CORP INTERNATIONAL                4,800
       300  NATIONAL SERVICE
              INDUSTRIES, INC                       15,263
     2,100  SERVICE CORP INTERNATIONAL              90,037
       400 oTHERMOLASE CORP                          2,900
                                              ------------
                                                   146,700
                                              ------------
PETROLEUM AND COAL PRODUCTS -- 0.06%
       400  ASHLAND, INC                            20,650
       300  PENNZOIL CO                             15,188
        91  TEXACO, INC                              5,431
     1,600  UNOCAL CORP                             57,200
                                              ------------
                                                    98,469
                                              ------------
PRIMARY METAL INDUSTRIES -- 0.10%
     1,400  ALLEGHENY TELEDYNE, INC                 32,025
     1,000  ALUMINUM CO OF AMERICA                  65,938
       300 oARMCO, INC                               1,913
       600 oBETHLEHEM STEEL CORP                     7,463
       366 oCOMMSCOPE, INC                           5,925
       800  ENGELHARD CORP                          16,200
       200 oMAVERICK TUBE CORP                       2,324
       500  NUCOR CORP                              23,000
       500  WORTHINGTON INDUSTRIES, INC              7,530
                                              ------------
                                                   162,318
                                              ------------
PRINTING AND PUBLISHING -- 0.48%
       400  AMERICAN GREETINGS CORP
              (CLASS A)                             20,375
       100 oAPPLIED GRAPHICS
            TECHNOLOGIES, INC                        4,575
       400 oBIG FLOWER HOLDINGS, INC                12,000
       200 oCONSOLIDATED GRAPHICS, INC              11,800
       500  DELUXE CORP                             17,906
       200  DONNELLEY (R.R.) & SONS CO               9,150
       500  DOW JONES & CO, INC                     27,875
     2,200  GANNETT CO, INC                        156,338
       200  HARLAND (JOHN H.) CO                     3,388
       800 oJOURNAL REGISTER CO                     13,400
       200  KNIGHT-RIDDER, INC                      11,013
       600  MCGRAW HILL COS, INC                    48,938
       300  MEREDITH CORP                           14,081
       600  MERRILL CORP                            13,238
       500  NEW YORK TIMES CO (CLASS A)             39,625
     2,000  TIME WARNER, INC                       170,875
       500  TIMES MIRROR CO SERIES A                31,438
       800  TRIBUNE CO                              55,050
       500 oVALASSIS COMMUNICATIONS, INC            19,281
     1,300 oVIACOM, INC (CLASS B)                   75,724
       153 oWORKFLOW MANAGEMENT, INC                 1,236
                                              ------------
                                                   757,306
                                              ------------

RAILROAD TRANSPORTATION -- 0.03%
       500  BURLINGTON NORTHERN
              SANTA FE CORP                         49,094
                                              ------------
REAL ESTATE -- 0.02%
     1,100 oCATELLUS DEVELOPMENT CORP               19,456
       200 oGRUBB & ELLIS CO                         2,850
       100 oINSIGNIA FINANCIAL GROUP, INC            2,450
                                              ------------
                                                    24,756
                                              ------------
RUBBER AND MISCELLANEOUS
PLASTICS PRODUCTS -- 1.63%
       300 oCONVERSE, INC                            1,650
       400  COOPER TIRE & RUBBER CO                  8,250
       300  GOODRICH (B.F.) CO                      14,888
       800  GOODYEAR TIRE & RUBBER CO               51,550
       600 oGRACE, W.R. & CO                        10,238
    27,000  MONSANTO CO                          1,508,625
    16,475  NIKE, INC (CLASS B)                    802,127
       800  RAYCHEM CORP                            23,650
       500 oREEBOK INTERNATIONAL LTD                13,844
     1,200  RUBBERMAID, INC                         39,825
       800 oSAFESKIN CORP                           32,900
       321 oSEALED AIR CORP                         11,797
       960  SOLUTIA, INC                            27,539
       500  TUPPERWARE CORP                         14,062
                                              ------------
                                                 2,560,945
                                              ------------
SECURITY AND COMMODITY BROKERS -- 1.58%
       800  FRANKLIN RESOURCES, INC                 43,200
    27,750 oFREEDOM SECURITIES CORP                502,969
     1,800  MERRILL LYNCH & CO, INC                166,050
       800  MORGAN STANLEY, DEAN
              WITTER, & CO                          73,100
     2,100  SCHWAB (CHARLES) CORP                   68,250
    67,725  WADDELL & REED FINANCIAL
              INC (CLASS A)                      1,621,167
                                              ------------
                                                 2,474,736
                                              ------------
SOCIAL SERVICES -- 0.01%
       200 oALTERNATIVE LIVING
              SERVICES, INC                          5,400
       600 oRES-CARE, INC                           11,063
                                              ------------
                                                    16,463
                                              ------------
STONE, CLAY, AND GLASS PRODUCTS-- 0.11%
     1,900  CORNING, INC                            66,025
       200  LIBBEY, INC                              7,663
       600  OWENS CORNING CO                        24,488
       500  PPG INDUSTRIES, INC                     34,781
       700  USG CORP                                37,887
                                              ------------
                                                   170,844
                                              ------------

50  SEMI-ANNUAL REPORT                        See notes to financial statements

TIAA-CREF Mutual Funds                                       GROWTH EQUITY FUND
-----------------------------------------------------------
  SHARES                                          VALUE
-----------------------------------------------------------
TEXTILE MILL PRODUCTS -- 0.77%
       200  RUSSELL CORP                      $      6,038
    36,375 oWESTPOINT STEVENS, INC               1,200,375
                                              ------------
                                                 1,206,413
                                              ------------
TOBACCO PRODUCTS -- 0.79%
       300 oCONSOLIDATED CIGAR
              HOLDINGS, INC                          3,675
       600 oGENERAL CIGAR HOLDINGS, INC
              (CLASS A)                              5,925
    29,900  PHILIP MORRIS COS, INC               1,177,313
     2,000  UST, INC                                54,000
                                              ------------
                                                 1,240,913
                                              ------------
TRANSPORTATION BY AIR -- 0.32%
    43,000 oAIR CANADA, INC                        384,517
       200 oEAGLE U.S.A. AIRFREIGHT, INC             6,938
       560 oFDX CORP                                35,140
       700  SOUTHWEST AIRLINES CO                   20,738
       600 oU.S. AIRWAYS GROUP, INC                 47,550
                                              ------------
                                                   494,883
                                              ------------
TRANSPORTATION EQUIPMENT -- 1.85%
     4,600  ALLIED SIGNAL, INC                     204,125
     6,960  BOEING CO                              310,155
       400  DANA CORP                               21,400
       100  ECHLIN, INC                              4,906
       800  GENERAL DYNAMICS CORP                   37,200
    25,700 oGENERAL MOTORS CORP
              (CLASS H)                          1,211,113
       400 oGULFSTREAM AEROSPACE CORP               18,600
    17,775  HARLEY DAVIDSON, INC                   688,781
       500  ITT INDUSTRIES, INC                     18,688
     1,100  LOCKHEED MARTIN CORP                   116,463
       300  MERITOR AUTOMOTIVE, INC                  7,200
       300 oNAVISTAR INTERNATIONAL CORP              8,663
       300  NORTHROP GRUMMAN CORP                   30,938
       300  PACCAR, INC                             15,675
       300  TEXTRON, INC                            21,506
       200  TRW, INC                                10,924
     1,900  UNITED TECHNOLOGIES CORP               175,749
                                              ------------
                                                 2,902,086
                                              ------------
TRANSPORTATION SERVICES -- 0.00%
       115 oNAVIGANT INTERNATIONAL, INC                978
                                              ------------
WHOLESALE TRADE-- DURABLE GOODS-- 0.13%
       300 oACTION PERFORMANCE COS, INC              9,656
       200  BRIGGS & STRATTON CORP                   7,488
     1,400 oBRIGHTPOINT, INC                        20,300
       200 oCDW COMPUTER CENTERS, INC               10,000
       600 oCELLSTAR CORP                            7,763
       900 oCHS ELECTRONICS, INC                    16,088
       900  GENUINE PARTS CO                        31,106
       600  GRAINGER (W.W.), INC                    29,888
       400 oHA-LO INDUSTRIES, INC                   12,450
       700 oKENT ELECTRONICS CORP                   12,819
       600 oQUALCOMM, INC                           33,712
       300 oWILMAR INDUSTRIES, INC                   7,649
                                              ------------
                                                   198,919
                                              ------------
WHOLESALE TRADE --
NONDURABLE GOODS -- 2.07%
       600 oAMERISOURCE HEALTH CORP
              (CLASS A)                             39,413
    31,100  BERGEN BRUNSWIG CORP
              (CLASS A)                          1,442,263
    10,565  CARDINAL HEALTH, INC                   990,469
       400 oCENTRAL GARDEN & PET CO                 12,450
     1,500  DIMON, INC                              16,875
     1,700  ENRON CORP                              91,906
     1,000 oGENESCO, INC                            16,313
       400  HUNT CORP                                9,475
       800  IKON OFFICE SOLUTIONS, INC              11,650
     1,000 oNATIONAL-OILWELL, INC                   26,813
       300 oNU SKIN ENTERPRISES, INC
              (CLASS A)                              5,850
       900 oREXALL SUNDOWN, INC                     31,725
       500 oSUIZA FOODS CORP                        29,844
       300  SUPERVALU, INC                          13,313
     3,000  SYSCO CORP                              76,875
       288 oU.S. OFFICE PRODUCTS CO                  5,610
     5,200  UNILEVER NV-- N.Y. SHARES              410,474
       300 oUNITED STATIONERS, INC                  19,424
                                              ------------
                                                 3,250,742
                                              ------------

            TOTAL COMMON STOCK
            (Cost $138,363,496)                156,248,553
                                              -------------

SHORT TERM INVESTMENTS -- 0.85%
U.S. GOVERNMENT & AGENCIES -- 0.85%
            FEDERAL HOME LOAN BANK
$1,325,000    5.400, 07/01/98                    1,325,000
                                              ------------

            TOTAL SHORT TERM INVESTMENTS
            (Cost $1,325,000)                    1,325,000
                                              ------------

            TOTAL PORTFOLIO
            (Cost $139,701,262)               $157,585,570
                                              ============

-----------------
 o Non-income producing
   The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  51

TIAA-CREF Mutual Funds    STATEMENT OF INVESTMENTS    INTERNATIONAL EQUITY FUND
                               (Unaudited)               Summary by Industry
---------------------------------------------------------
                                          VALUE       %
---------------------------------------------------------

PREFERRED STOCK
BUSINESS SERVICES                       $ 271,463    0.34%
                                      -----------  ------
TOTAL PREFERRED STOCK
(Cost $97,298)                            271,463    0.34
                                      -----------  ------
COMMON STOCK
AMUSEMENT AND RECREATION
  SERVICES                              2,578,607    3.21
APPAREL AND ACCESSORY STORES            1,376,456    1.72
BUILDING MATERIALS AND
  GARDEN SUPPLIES                         331,870    0.41
BUSINESS SERVICES                       2,301,245    2.87
CHEMICALS AND ALLIED PRODUCTS           6,368,673    7.94
COMMUNICATIONS                          4,586,808    5.72
DEPOSITORY INSTITUTIONS                 9,380,097   11.69
EATING AND DRINKING PLACES                167,912    0.21
ELECTRIC, GAS, AND SANITARY
  SERVICES                              2,456,457    3.06
ELECTRONIC & OTHER ELECTRIC
  EQUIPMENT                             8,584,708   10.70
ENGINEERING AND MANAGEMENT
  SERVICES                                552,641    0.69
FOOD AND KINDRED PRODUCTS               3,770,706    4.70
FOOD STORES                               434,369    0.54
GENERAL BUILDING CONTRACTORS              498,136    0.62
GENERAL MERCHANDISE STORES              1,705,557    2.13
HEAVY CONSTRUCTION,
  EXCEPT BUILDING                       2,448,489    3.05
HOLDING AND OTHER INVESTMENT
  OFFICES                               3,084,792    3.84
HOTELS AND OTHER
  LODGING PLACES                          163,736    0.20
INDUSTRIAL MACHINERY AND
  EQUIPMENT                             1,677,674    2.09
INSTRUMENTS AND RELATED
  PRODUCTS                              1,256,065    1.56
INSURANCE AGENTS, BROKERS AND
  SERVICE                                 320,630    0.40
INSURANCE CARRIERS                      3,293,962    4.10
LOCAL AND INTERURBAN
  PASSENGER TRANSIT                       316,115    0.39
LUMBER AND WOOD PRODUCTS                  137,236    0.17
METAL MINING                              446,318    0.56
NONDEPOSITORY INSTITUTIONS                563,678    0.70
OIL AND GAS EXTRACTION                  2,055,397    2.56
PAPER AND ALLIED PRODUCTS                 318,913    0.40
PETROLEUM AND COAL PRODUCTS             2,818,050    3.51
PRIMARY METAL INDUSTRIES                1,616,102    2.01
PRINTING AND PUBLISHING                   490,417    0.61
RAILROAD TRANSPORTATION                 1,505,976    1.88
REAL ESTATE                             1,742,471    2.17
RUBBER AND MISCELLANEOUS
  PLASTICS PRODUCTS                       128,732    0.16
SECURITY AND COMMODITY BROKERS            726,521    0.91
STONE, CLAY, AND GLASS PRODUCTS           208,301    0.26
TEXTILE MILL PRODUCTS                      72,688    0.09
TOBACCO PRODUCTS                          822,295    1.02
TRANSPORTATION BY AIR                     601,970    0.75
TRANSPORTATION EQUIPMENT                2,790,102    3.48
TRANSPORTATION SERVICES                 2,469,229    3.08
TRUCKING AND WAREHOUSING                  135,482    0.17
WATER TRANSPORTATION                      502,356    0.63
                                      -----------  ------
TOTAL COMMON STOCK
(Cost $75,346,557)                     77,807,939   96.96
                                      -----------  ------
SHORT TERM INVESTMENTS
U.S. GOVERNMENT & AGENCIES              2,250,000    2.80
                                      -----------  ------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,250,000)                       2,250,000    2.80
                                      -----------  ------
TOTAL PORTFOLIO
(Cost $77,693,855)                     80,329,402  100.10
OTHER ASSETS & LIABILITIES, NET           (83,876)  (0.10)
                                      -----------  ------
NET ASSETS                            $80,245,526  100.00%
                                      ===========  ======

52  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds    STATEMENT OF INVESTMENTS    INTERNATIONAL EQUITY FUND
                               (Unaudited)               Summary by Country
----------------------------------------------------------
                                           Value       %
----------------------------------------------------------
AUSTRALIA                             $ 1,208,124    1.50%
AUSTRIA                                   251,358    0.31
BELGIUM                                   737,030    0.92
CANADA                                    215,508    0.27
DENMARK                                   559,689    0.70
FINLAND                                   603,135    0.75
FRANCE                                 11,969,073   14.90
GERMANY                                 8,314,963   10.35
HONG KONG                                 880,544    1.10
IRELAND                                   218,413    0.27
ITALY                                   2,613,374    3.25
JAPAN                                  12,785,154   15.92
MALAYSIA                                  301,341    0.38
NETHERLANDS                             4,750,639    5.91
NEW ZEALAND                               120,761    0.15
NORWAY                                  1,376,919    1.71
PORTUGAL                                  288,523    0.36
SINGAPORE                                 232,970    0.29
SPAIN                                   2,256,837    2.81
SWEDEN                                  1,453,379    1.81
SWITZERLAND                             8,132,071   10.12
UNITED KINGDOM                         18,809,597   23.42
                                      -----------   -----
TOTAL FOREIGN                          78,079,402   97.20
                                      -----------  ------
SHORT TERM INVESTMENTS                  2,250,000    2.80
                                      -----------  ------
TOTAL PORTFOLIO                       $80,329,402  100.00%
                                      ===========  ======



See notes to financial statements                   1998 SEMI-ANNUAL REPORT  53

TIAA-CREF Mutual Funds    STATEMENT OF INVESTMENTS    INTERNATIONAL EQUITY FUND
                               (Unaudited)
------------------------------------------------------------
   SHARES                                         VALUE
------------------------------------------------------------
PREFERRED STOCK -- 0.34%
BUSINESS SERVICES -- 0.34%
       400  SAP AG.                            $   271,463
                                               -----------
            TOTAL PREFERRED STOCK
            (Cost $97,298)                         271,463
                                               -----------
COMMON STOCK -- 96.96%
AMUSEMENT AND RECREATION SERVICES -- 3.21%
       172  KUONI REISEN HOLDING (REGD)
              (CLASS B)                            853,870
    17,900  LADBROKE GROUP PLC                      98,260
     2,105  SMH AG. (BR)                         1,626,477
                                               -----------
                                                 2,578,607
                                               -----------

APPAREL AND ACCESSORY STORES -- 1.72%
     7,900  ADIDAS SALOMON AG.                   1,376,456
                                               -----------
BUILDING MATERIALS AND
GARDEN SUPPLIES -- 0.41%
    15,397  CRH PLC                                218,414
    63,000  MALAYAN CEMENT BERHAD                   20,506
    12,000  SEKISUI HOUSE LTD                       92,950
                                               -----------
                                                   331,870
                                               -----------
BUSINESS SERVICES -- 2.87%
       200  ADECCO S.A. (BR)                        90,189
    30,712  BTR PLC                                 87,113
    28,000  COMMERCE ASSET HOLDINGS
              BERHAD                                10,464
   167,600  CORPORATE SERVICES GROUP PLC           666,943
    34,900  CSR LTD                                100,711
    14,000  MITSUBISHI CORP                         86,753
    17,000  MITSUI & CO LTD                         91,869
     8,200  PEARSON PLC                            150,225
    12,480  RUETERS GROUP PLC                      142,637
       500  SAP AG.                                303,318
     1,200  LYONNAISE DES EAUX S.A.                197,485
    13,000  SUMITOMO CORP                           62,478
    16,000  TOKYU CORP                              48,536
     1,100  VIVENDI S.A.                           234,881
    28,000  WHARF HOLDINGS LTD                      27,643
                                               -----------
                                                 2,301,245
                                               -----------
CHEMICALS AND ALLIED PRODUCTS -- 7.94%
     1,000  AKZO NOBEL NV                          222,296
     6,300  BASF AG.                               299,288
     6,700  BAYER AG.                              346,686
     7,100  BOC GROUP PLC                           96,725
    15,000  CHUGAI PHARMACEUTICAL
              CO LTD                                98,138
    25,000  DAINIPPON INK & CHEMICAL, INC           76,557
    25,064  GLAXO WELLCOME PLC                     752,329
     8,300  IMPERIAL CHEMICAL
              INDUSTRY PLC                         133,223
    19,016  KONINKLIJKE AHOLD NV                   610,427
     1,900  MERCK & CO KGAA                         85,156
    33,000  MITSUBISHI CHEMICAL CORP                59,682
     2,000  NORSK HYDRO AS                          87,965
       643  NOVARTIS AG. (REGD)                  1,069,963
       500  NOVO NORDISK AS (CLASS B)               68,925
     2,700  RHONE-POULENC S.A. (CLASS A)           152,282
        14  ROCHE HOLDINGS AG. (BR)                207,442
        58  ROCHE HOLDINGS AG.
              (GENUSSCHEINE)                       569,556
    10,000  SEKISUI CHEMICAL CO LTD                 51,158
     4,000  SHIN-ETSU CHEMICAL CO LTD               69,172
    45,722  SMITHKLINE BEECHAM/
              BECKMAN LTD                          558,040
    24,000  SUMITOMO CHEMICAL CO LTD                74,014
     5,000  TAISHO PHARMACEUTICAL CO LTD            93,310
     7,000  TAKEDA CHEMICAL
              INDUSTRIES LTD                       186,115
     5,000  YAMANOUCHI PHARMACEUTICAL
              CO LTD                               104,118
     6,900  ZENECA GROUP PLC                       296,106
                                               -----------
                                                 6,368,673
                                               -----------
COMMUNICATIONS -- 5.72%
    14,900  BRITISH SKY BROADCASTING
              GROUP PLC                            107,025
    47,400 oBRITISH TELECOMMUNICATIONS
              PLC                                  585,243
       400 oCANAL PLUS S.A.                         74,760
    16,300  DEUTSCHE TELEKOM AG.                   446,097
     4,000  FRANCE TELECOM S.A.                    275,884
    98,000  HONG KONG
              TELECOMMUNICATIONS LTD               184,021
     5,300  KONINKLIJKE KPN NV                     204,004
    15,500  MEDIASET S.P.A.                         98,932
        96  NIPPON TELEGRAPH &
              TELEPHONE CORP                       795,476
     2,900  PORTUGAL TELECOM S.A.                  153,698
    57,000 oSINGAPORE
              TELECOMMUNICATIONS LTD                80,972
    17,000  SIRTI S.P.A.                            92,486
    45,960  TELECOM ITALIA MOBILE S.P.A.           281,067
     2,500  TELE DANMARK AS (CLASS B)              239,930
    29,300  TELECOM CORP OF NEW ZEALAND            120,761
    28,000  TELECOM ITALIA                         206,125
     9,818  TELEFONICA DE ESPANA S.A.              454,695
    31,000  TELEKOM MALAYSIA BERHAD                 52,321
    52,000  TELSTRA CORP LTD (P/P)                 133,311
                                               -----------
                                                 4,586,808
                                               -----------
DEPOSITORY INSTITUTIONS -- 11.69%
    11,200  ABN-AMRO HOLDINGS NV                   262,076
     8,400  ARGENTARIA S.A.                        188,752
    20,000  ASAHI BANK LTD                          87,906
    27,500  BANCA COMMERCIALE
              ITALIANA S.P.A.                      164,462

54  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                INTERNATIONAL EQUITY FUND
------------------------------------------------------------
   SHARES                                         VALUE
------------------------------------------------------------
DEPOSITORY INSTITUTIONS -- (Continued)
     5,000  BANCO CENTRALE
              HISPANOAMERICANO S.A.           $    157,424
       625 oBANCO CENTRALE
              HISPANOAMERICANO S.A. NEW             19,678
    10,000  BANCO SANTANDER S.A.                   256,385
    35,000  BANK OF TOKYO MITSUBISHI LTD           370,466
     2,633  BANQUE NATIONALE DE PARIS              212,288
    11,408  BARCLAYS PLC                           328,912
     3,600  BAYERISCHE HYPOTHEKEN-UND
              WECHSEL-BANK                         228,162
     3,200  BAYERISCHE VEREINSBANK AG.             271,241
    23,500  CHRISTIANIA BANK OG
              KREDITKASSE                           98,305
    29,500  CREDITO ITALIANO S.P.A.                154,432
     4,400  DEUTSCHE BANK AG.                      371,982
     4,900  DRESDNER BANK AG.                      264,676
    22,000  FUJI BANK LTD                           98,123
       200  GENERALE DE BANQUE S.A.                148,482
    15,400  HANG SENG BANK LTD                      87,051
    12,913  HSBC HOLDINGS PLC                      312,838
     6,202  HSBC HOLDINGS LTD
              (UNITED KINGDOM)                     157,394
    20,000  INDUSTRIAL BANK OF JAPAN LTD           125,374
    12,300  INSTITUTO BANCARIO SAN PAOLO
              DI TURINO                            177,497
    10,900  ISTITUTO MOBILIARE
              ITALIANO S.P.A.                      171,706
    18,000  JOYO BANK                               66,405
    38,770  LLOYDS TSB GROUP PLC                   542,406
    24,000  MALAYAN BANKING BERHAD                  24,188
    11,000  MITSUBISHI TRUST &
              BANKING CORP                          93,447
    13,000  MITSUI TRUST & BANKING CO LTD           30,630
    12,400  NATIONAL AUSTRALIA BANK LTD            163,556
    22,000  OVERSEAS-CHINESE BANKING
              CORP LTD (FR)                         74,875
     1,600 oPARIBAS S.A.                           171,220
    39,000  RHB CAPITAL BERHAD                      15,892
     9,176  ROYAL BANK OF SCOTLAND PLC             159,226
    87,000  SAKURA BANK LTD                        225,673
    21,000  oSANWA BANK LTD                        187,780
    10,000  SHIZUOKA BANK LTD                      107,360
     4,700  SKANDINAVISKA ENSKILDA
              BANKEN SERIES A                       80,446
     1,100  SOCIETE GENERALE S.A.                  228,696
    24,000  SUMITOMO BANK LTD                      233,455
     2,200  SVENSKA HANDELSBANKEN
              SERIES A                             102,070
    17,000  TOKAI BANK LTD                          93,584
     5,178 oUNION BANK OF SWITZERLAND
              AG. (REGD)                         1,925,662
    20,000  WESTPAC BANKING CORP                   121,991
    17,000  YASUDA TRUST & BANKING
              CO LTD                                15,923
                                               -----------
                                                 9,380,097
                                               -----------
EATING AND DRINKING PLACES -- 0.21%
       600  ACCOR S.A.                             167,912
                                               -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 3.06%
    23,500  CLP HOLDINGS LTD                       107,058
       400  ELECTRABEL NV                          113,410
     5,800  ELECTRICIDADE DE PORTUGAL S.A.         134,827
     7,600  ENDESA S.A.                            166,555
       400  GAS NATURAL SDG S.A.                    28,950
    11,300  IBERDROLA S.A.                         183,794
     8,900  KANSAI ELECTRIC POWER CO, INC          154,549
    20,400  NATIONAL GRID GROUP PLC                137,511
    11,600  NATIONAL POWER PLC                     109,160
     2,100  OESTERREICHISCHE
              ELEKTRIZITAETSWIRSCHAFTS AG.         251,358
     2,400 oRHEIN-WESTFALEN ELECTRIC AG.
              (STAMM)                              142,003
    14,100  SCOTTISH POWER PLC                     123,511
    27,000  TENAGA NASIONAL BERHAD                  32,550
    10,600  TOKYO ELECTRIC POWER CO, INC           207,746
     2,000  TOKYO ELECTRON CO LTD                   61,246
     4,400  VEBA AG.                               295,806
       300 oVIAG AG.                               206,423
                                               -----------
                                                 2,456,457
                                               -----------
ELECTRONIC & OTHER ELECTRIC
EQUIPMENT -- 10.70%
     7,700  ABB AB SERIES A                        109,104
       900  ADVANTEST CORP                          48,377
     7,800  ALCATEL ALSTHOM CIE GEN              1,588,117
    18,000 oALSTOM                                 592,455
       500  BARCO INDUSTRIES NV                    139,747
    19,300  CABLE & WIRELESS PLC                   234,431
     7,000  CANON, INC                             158,879
    14,000  CITIZEN WATCH CO LTD                   115,503
     5,500  ELECTROLUX AB SERIES B                  94,483
    14,000  ERICSSON TELEFON (LM) AB
              SERIES B                             409,031
    12,000  FURUKAWA ELECTRIC CO LTD                40,379
    25,200  GENERAL ELECTRIC CO
              (UNITED KINGDOM)                     217,169
    26,000  HITACHI LTD                            169,543
     2,000  HOYA CORP                               56,634
    16,000  MATSUSHITA ELECTRIC
              INDUSTRIAL CO LTD                    257,089
    23,000 oMITSUBISHI ELECTRIC CORP                52,866
     3,000  MURATA MANUFACTURING
              CO LTD                                97,273
     4,000  NIKON CORP                              28,764
    13,000  NIPPON ELECTRIC CORP (N.E.C.)          121,116
     2,000  NOKIA AB SERIES K                      147,271

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  55

TIAA-CREF Mutual Funds                                INTERNATIONAL EQUITY FUND
------------------------------------------------------------
   SHARES                                         VALUE
------------------------------------------------------------
ELECTRONIC & OTHER ELECTRIC
EQUIPMENT -- (Continued)
     3,600 oNOKIA OYJ SERIES A                $    264,760
     4,000  OMRON CORP                              61,102
    11,560  PHILIPS ELECTRONICS NV                 971,752
     1,000  ROHM CO                                102,677
    24,000  SANYO ELECTRIC CO LTD                   72,630
    15,200 oSGS-THOMSON
              MICROELECTRONICS NV                1,077,269
    10,000  SHARP CORP                              80,989
     4,700  SIEMENS AG.                            286,812
     5,800  SONY CORP                              499,406
     8,000  SUMITOMO ELECTRIC
              INDUSTRIES CO                         80,873
    29,104  VODAFONE GROUP PLC                     369,299
     4,000  YAMAHA CORP                             38,908
                                               -----------
                                                 8,584,708
                                               -----------
ENGINEERING AND MANAGEMENT
SERVICES -- 0.69%
    10,100  ASTRA AB SERIES A FREE                 206,434
     5,000  EISAI CO LTD                            68,091
       500  LOREAL S.A.                            278,116
                                               -----------
                                                   552,641
                                               -----------
FOOD AND KINDRED PRODUCTS -- 4.70%
    12,000  ASSOCIATED BRITISH FOODS PLC           113,224
    49,300  BASS PLC                               923,746
       300  BONGRAIN S.A.                          150,644
    12,900  CADBURY SCHWEPPES LTD                  199,632
     7,004  COCA-COLA AMATIL LTD                    46,842
    28,944  DIAGEO PLC (CLASS A)                   342,881
    61,000  GUINESS ANCHOR BERHAD                   64,714
    13,000  oKIRIN BREWERY CO LTD                  122,708
       600  LVMH MOET HENNESSY
              LOUIS VUITTON                        120,079
       400  NESTLE S.A. REGD                       856,006
    12,200  SCOTTISH & NEWCASTLE PLC               172,616
    26,000  UNILEVER LTD                           276,771
     4,800  UNILEVER NV CERT                       380,843
                                               -----------
                                                 3,770,706
                                               -----------
FOOD STORES -- 0.54%
    13,986  SAFEWAY PLC                             91,592
    17,000  SAINSBURY (J) PLC                      151,466
    19,600  TESCO PLC                              191,311
                                               -----------
                                                   434,369
                                               -----------
GENERAL BUILDING CONTRACTORS -- 0.62%
    10,726  BLUE CIRCLE INDUSTRIES PLC              60,579
    10,000  DAIWA HOUSE INDUSTRY CO LTD             88,266
    17,000  KAJIMA CORP                             46,547
    13,000  OBAYASHI CORP                           55,078
     1,700  SKANSKA AB SERIES B FREE                76,314
       900  ST. GOBAIN S.A.                        166,870
    11,000#oUNITED ENGINEERING BERHAD                4,482
                                               -----------
                                                   498,136
                                               -----------
GENERAL MERCHANDISE STORES -- 2.13%
     9,400  BOOTS CO LTD                           155,741
       300  CARREFOUR SUPERMARCHE S.A.             189,794
    10,000  DAIEI, INC                              23,418
     2,000  DELHAIZE FRERES NV                     139,747
    10,500  GREAT UNIVERSAL STORES PLC             138,402
     2,100  HENNES & MAURITZ AB SERIES B           134,032
     3,000  ITO-YOKADO CO LTD                      141,154
     3,000  JUSCO CO LTD                            55,013
     8,300  KINGFISHER PLC                         133,638
    20,600  MARKS & SPENCER PLC                    187,494
     5,000  MARUI CO LTD                            74,576
       900 oMETRO AG.                               54,348
       200 oPINAULT-PRINTEMPS-REDOUTE S.A.         167,383
       200  PROMODES S.A.                          110,817
                                               -----------
                                                 1,705,557
                                               -----------
HEAVY CONSTRUCTION,
EXCEPT BUILDING -- 3.05%
     9,735 oEIFFAGE                                842,107
     6,410  GROUPE GTM                             665,806
     5,000  KINDEN CORP                             60,525
     1,400 oSCHNEIDER S.A.                         111,634
    16,250 oSOCIETE GENERALE
              DENTERPRISES S.A.                    768,417
                                               -----------
                                                 2,448,489
                                               -----------
HOLDING AND OTHER INVESTMENT
OFFICES -- 3.84%
   115,600  COMPASS GROUP PLC                    1,328,933
     1,900  CREDIT SUISSE GROUP (REGD)             422,762
    22,600  HANSON PLC                             137,352
    28,000  HUTCHINSON WHAMPOA LTD                 147,795
    11,000  MITSUBISHI ESTATE CO LTD                96,696
     1,000 oMUENCHENER RUECKVER AG.
              (REGD)                               496,390
     2,100  PERNOD-RICARD S.A.                     145,534
     4,000  SANKYO CO LTD                           91,076
       770  TOHO CO LTD                             81,003
     1,000  WOLTERS KLUWER NV                      137,251
                                               -----------
                                                 3,084,792
                                               -----------
HOTELS AND OTHER LODGING PLACES -- 0.20%
    58,000  HONG KONG & SHANGHAI
              HOTELS LTD                            29,005
    18,335  RANK GROUP PLC                         100,647
    31,000  RESORTS WORLD BERHAD                    34,084
                                               -----------
                                                   163,736
                                               -----------
INDUSTRIAL MACHINERY AND
EQUIPMENT -- 2.09%
     2,800  FANUC LTD                               96,841
    15,000  FUJITSU LTD                            157,798

56  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds                                INTERNATIONAL EQUITY FUND
------------------------------------------------------------
   SHARES                                         VALUE
------------------------------------------------------------
INDUSTRIAL MACHINERY AND
EQUIPMENT -- (Continued)
    11,000  GKN PLC                           $    140,129
    29,000  KEPPEL CORP                             43,599
     2,000 oKEYENCE CORP                           217,603
    73,000  KOMATSU LTD                            354,520
     1,700  KYOCERA CORP                            83,049
     6,000  MAKITA CORP                             69,129
    25,000  MINEBEA CO LTD                         248,766
    28,000  MITSUBISHI HEAVY
              INDUSTRIES LTD                       105,718
    23,000  NTN TOYO BEARING CO LTD                 72,256
     5,000  TOYODA AUTOMATIC LOOM
              WORKS LTD                             88,266
                                               -----------
                                                 1,677,674
                                               -----------
INSTRUMENTS AND RELATED PRODUCTS -- 1.56%
     7,000  FUJI PHOTO FILM CO LTD                 243,615
     8,900  GRANADA GROUP LTD (CLASS A)            163,643
    42,500 oSIEBE PLC                              848,807
                                               -----------
                                                 1,256,065
                                               -----------
INSURANCE AGENTS, BROKERS AND
SERVICE -- 0.40%
     9,860 oASSICURAZIONI GENERALI S.P.A.          320,630
                                               -----------
INSURANCE CARRIERS -- 4.10%
     1,600 oALLIANZ AG. (REGD)                     533,176
        47 oALLIANZ AG. NEW                         15,532
    10,200  CGU PLC                                190,269
     5,863  ING GROEP NV                           383,907
   107,600 oINSTITUTO NAZIONALE DELLE
              ASSICURAZION                         305,706
    14,200  LEGAL & GENERAL GROUP PLC              151,515
    12,000  MITSUI TAISHO MARINE & FIRE
              CO LTD                                60,266
    15,800  PRUDENTIAL CORP PLC                    208,130
    14,997  ROYAL & SUN ALLIANCE
              INSURANCE GROUP PLC                  155,014
     2,000 oSAMPO INSURANCE CO SERIES A             94,778
     9,900  SCOR                                   627,958
    11,000  SUMITOMO MARINE & FIRE
              INSURANCE CO                          61,505
    12,000  TOKIO MARINE & FIRE
              INSURANCE CO LTD                     123,299
       600  ZURICH INSURANCE CO (REGD)             382,907
                                               -----------
                                                 3,293,962
                                               -----------
LOCAL AND INTERURBAN PASSENGER
TRANSIT -- 0.39%
        36  EAST JAPAN RAILWAY CO                  169,125
    34,000  NANKAI ELECTRIC RAILWAY CO             146,990
                                               -----------
                                                   316,115
                                               -----------
LUMBER AND WOOD PRODUCTS -- 0.17%
     5,300  SCA AB SERIES B                        137,236
                                               -----------

METAL MINING -- 0.56%
    28,202  NORTH LTD                               57,981
     8,800  RIO TINTO LTD                          104,628
     8,000  RIO TINTO PLC (REGD)                    90,099
    13,300  SMITH (HOWARD) LTD                      78,242
     1,100  UNION MINIERE GROUP S.A.                67,992
    15,742  WMC LTD                                 47,376
                                               -----------
                                                   446,318
NONDEPOSITORY INSTITUTIONS -- 0.70%
     4,000  AIFUL CORP                             195,122
     1,500  SHOKOH FUND & CO                       368,556
                                               -----------
                                                   563,678
                                               -----------
OIL AND GAS EXTRACTION -- 2.56%
    30,500  AKER MARTIME ASA                       536,584
     8,600  IHC CALAND NV                          484,067
    21,000 oPETROLEUM GEO-SERVICES AS              654,066
     1,200  TECHNIP S.A.                           146,675
     1,800  TOTAL S.A.                             234,005
                                               -----------
                                                 2,055,397
                                               -----------
PAPER AND ALLIED PRODUCTS -- 0.40%
    17,000  NIPPON PAPER INDUSTRIES CO              70,800
     6,900 oNORD-EST S.A.                          151,786
     3,500  UPM-KYMMENE OY                          96,327
                                               -----------
                                                   318,913
                                               -----------
PETROLEUM AND COAL PRODUCTS -- 3.51%
    33,352  BG PLC                                 192,820
    39,115  BRITISH PETROLEUM PLC                  570,402
    14,407  BROKEN HILL PROPRIETARY
              CO LTD                               121,778
    27,000  COSMO OIL CO LTD                        48,636
     1,900  ELF AQUITANE S.A.                      267,117
    58,900  ENTE NAZIONALE
              IDROCARBURI S.P.A.                   386,048
    47,000  JAPAN ENERGY CORP                       49,782
    14,500  LONDON & SCOTTISH MARINE
              OIL PLC                               58,064
     4,100  REPSOL S.A.                            226,305
    15,000  ROYAL DUTCH PETROLEUM CO               831,768
    21,100  SANTOS LTD                              65,330
                                               -----------
                                                 2,818,050
                                               -----------
PRIMARY METAL INDUSTRIES -- 2.01%
    26,900  BRITISH STEEL PLC                       59,133
    39,000  KAWASAKI STEEL CORP                     70,253
    12,200  MANNESMANN AG.                       1,253,771
    59,000  NIPPON STEEL CORP                      103,729
    41,000  SUMITOMO METAL
              INDUSTRIES LTD                        65,879
     4,100 oUSINOR                                  63,337
                                               -----------
                                                 1,616,102
                                               -----------

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  57

TIAA-CREF Mutual Funds                                INTERNATIONAL EQUITY FUND
------------------------------------------------------------
   SHARES                                         VALUE
------------------------------------------------------------
PRINTING AND PUBLISHING -- 0.61%
     7,000  DAI NIPPON PRINTING CO LTD         $   111,720
     8,400  ELSEVIER UTIGEVERSMIJ NV               126,771
    20,386  NEWS CORP LTD                          166,384
     8,000  TOPPAN PRINTING CO LTD                  85,542
                                               -----------
                                                   490,417
                                               -----------
RAILROAD TRANSPORTATION -- 1.88%
    58,500 oRAILTRACK GROUP PLC                  1,433,850
    13,000  SEINO TRANSPORTATION
              CO LTD                                72,126
                                               -----------
                                                 1,505,976
                                               -----------
REAL ESTATE -- 2.17%
    13,405  AXA                                  1,507,667
    19,000  CHEUNG KONG HOLDINGS LTD                93,424
    12,000  CITY DEVELOPMENT LTD                    33,525
     9,000  MITSUI FUDOSAN CO LTD                   71,074
    19,000  NEW WORLD DEVELOPMENT
              CO LTD                                36,781
                                               -----------
                                                 1,742,471
                                               -----------
RUBBER AND MISCELLANEOUS
PLASTICS PRODUCTS -- 0.16%
    46,000  GOLDEN HOPE PLANTATIONS
              BERHAD                                42,146
     1,500  MICHELIN S.A. (CLASS B)                 86,586
                                               -----------
                                                   128,732
                                               -----------
SECURITY AND COMMODITY BROKERS-- 0.91%
    11,400  ABBEY NATIONAL PLC                     202,572
    14,000  DAIWA SECURITIES CO LTD                 60,223
       500  FORTIS AG.                             127,654
    14,000  NOMURA SECURITIES CO LTD               162,914
     3,750  SCHROEDERS LTD                          96,731
    18,000  SUN HUNG KAI PROPERTIES LTD             76,427
                                               -----------
                                                   726,521
                                               -----------
STONE, CLAY, AND GLASS PRODUCTS-- 0.26%
    15,000  ASAHI GLASS CO LTD                      81,061
       100  HOLDERBANK FINANCIERE
              GLARUS AG. (BR)                      127,240
                                               -----------
                                                   208,301
                                               -----------
TEXTILE MILL PRODUCTS -- 0.09%
    26,000  MITSUBISHI RAYON CO LTD                 72,688
                                               -----------
TOBACCO PRODUCTS -- 1.02%
    24,772  B.A.T. INDUSTRIES LTD                  247,992
    28,000 oTABACALERA S.A. SERIES A (REGD)        574,303
                                               -----------
                                                   822,295
                                               -----------
TRANSPORTATION BY AIR -- 0.75%
    24,100 oAIR CANADA, INC                        215,509
     9,984  BRITISH AIRWAYS PLC                    108,029
    44,000  CATHAY PACIFIC AIRWAYS LTD              30,948
     5,000  DEUTSCHE LUFTHANSA AG.
              (REGD)                               125,898
    22,000 oJAPAN AIRLINES CO LTD                   61,188
    16,000  SWIRE PACIFIC LTD (CLASS A)             60,398
                                               -----------
                                                   601,970
                                               -----------
TRANSPORTATION EQUIPMENT -- 3.48%
     7,000  BRIDGESTONE CORP                       165,436
    14,484  BRITISH AEROSPACE PLC                  110,924
     4,400  DAIMLER BENZ AG.                       432,679
     8,000  DENSO CORP                             132,579
    33,200 oFIAT S.P.A.                            145,317
     8,000  HONDA MOTOR CO LTD                     284,757
    23,000  NISSAN MOTOR CO LTD                     72,421
       900  PEUGEOT S.A.                           193,515
    34,900  PIRELLI S.P.A.                         108,973
    26,000  ROLLS ROYCE LTD                        107,368
    28,000  TOYOTA MOTOR CORP                      724,287
       215  VOLKSWAGEN AG.                         207,612
     3,500  VOLVO AB SERIES B FREE                 104,234
                                               -----------
                                                 2,790,102
                                               -----------
TRANSPORTATION SERVICES -- 3.08%
   226,000  AIRTOURS PLC                         1,700,634
   249,000 oTHOMSON TRAVEL GROUP
              PLC W/I                              768,595
                                               -----------
                                                 2,469,229
                                               -----------
TRUCKING AND WAREHOUSING -- 0.17%
     5,300 oTNT POST GROUP NV                      135,482
                                               -----------
WATER TRANSPORTATION -- 0.63%
        15  DAMPSKIBSSELSKABET AF 1912
              (CLASS B)                            128,690
        10  DAMPSKIBSSELSKABET
              SVENDBORG (CLASS B)                  122,146
    35,000  NIPPON YUSEN KABUSHIKI KAISHA          118,529
     9,236  PENINSULAR & ORIENTAL
              STEAM NAVIGATION CO                  132,991
                                               -----------
                                                   502,356
                                               -----------
            TOTAL COMMON STOCK
           (Cost $75,346,557)                  77,807,939
                                               -----------
SHORT TERM INVESTMENTS -- 2.80%
U.S. GOVERNMENT & AGENCIES -- 2.80%
            FEDERAL HOME LOAN BANK
$2,250,000    5.400, 07/01/98                    2,250,000
                                               -----------
            TOTAL SHORT TERM INVESTMENTS
            (Cost $2,250,000)                    2,250,000
                                               -----------
            TOTAL PORTFOLIO
            (Cost $77,693,855)                 $80,329,402
                                               ===========
---------------
  o  Non-income producing
  # Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded on foreign markets.

     Additional information on each holding is as follows:

                                    ACQUISITION  ACQUISITION
   SECURITY                            DATE         COST
   -----------                      ------------ ------------
   United Engineering Berhad.....      7/24/97      $79,442

The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.

58  1998 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF Mutual Funds    STATEMENT OF INVESTMENTS     MANAGED ALLOCATION FUND
                               (Unaudited)
                           June 30, 1998
------------------------------------------------------------------
   SHARES/
 PRINCIPAL                               VALUE       %
------------------------------------------------------------------

TIAA-CREF MUTUAL FUNDS -- 99.38%
 4,501,017  BOND PLUS FUND          $ 46,000,395   39.68%
 2,249,409  GROWTH &
              INCOME FUND             27,555,264   23.77
 2,268,848  GROWTH
              EQUITY FUND             27,725,324   23.91
 1,340,725  INTERNATIONAL
              EQUITY FUND             13,943,540   12.02
                                    ------------  ------
                                     115,224,523   99.38
                                    ------------  ------

            TOTAL TIAA-CREF
            MUTUAL FUNDS
            (Cost $106,444,584)      115,224,523   99.38
                                    ------------  ------

SHORT TERM INVESTMENTS -- 0.60%
U.S. GOVERNMENT & AGENCIES -- 0.60%
            FEDERAL HOME
              LOAN BANK
  $700,000    5.400%, 07/01/98           700,000    0.60
                                    ------------  ------

            TOTAL SHORT TERM
            INVESTMENTS
            (Cost $700,000)              700,000    0.60
                                    ------------  ------

            TOTAL PORTFOLIO
            (Cost $107,144,584)      115,924,523   99.98
            OTHER ASSETS &
              LIABILITIES, NET            16,804    0.02
                                    ------------  ------

            NET ASSETS              $115,941,327  100.00%
                                    ============  ======


---------------------------
   The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.

See notes to financial statements                   1998 SEMI-ANNUAL REPORT  59

TIAA-CREF MUTUAL FUNDS 1998 SEMI-ANNUAL REPORT


    |Teachers Insurance and Annuity Association
TIAA|College Retirement Equities Fund
CREF|730 Third Avenue
    |New York, NY 10017-3206


                                                            |  BULK RATE |
                                                            |U.S. POSTAGE|
                                                            |    PAID    |
                                                            | TIAA-CREF  |


TCMFSAR-8/98